FILE NO.  33-86102
                                                              FILE NO.  811-8852
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 10          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No.  11                (X)
                                   ---------
                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on July 1, 1999 pursuant to paragraph (b) of Rule 485
( ) 75 days after filing pursuant to paragraph (a) of Rule 485
( ) on (date) pursuant to paragraph (a) of Rule 485

If appropiate, check the following box:

( ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                                  JOHN HANCOCK

                                  Growth
                                  Funds

                                  [LOGO] Prospectus
                                         July 1, 1999

--------------------------------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Core Growth Fund formerly Independence Growth Fund

Core Value Fund formerly Independence Value Fund

Financial Industries Fund

Large Cap Growth Fund formerly Growth Fund

Mid Cap Growth Fund formerly Special Opportunities Fund

Regional Bank Fund

Small Cap Growth Fund formerly Emerging Growth Fund

Small Cap Value Fund formerly Special Value Fund

Special Equities Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of       Core Growth Fund                              4
goals, strategies, risks,
performance and expenses.       Core Value Fund                               6

                                Financial Industries Fund                     8

                                Large Cap Growth Fund                        10

                                Mid Cap Growth Fund                          12

                                Regional Bank Fund                           14

                                Small Cap Growth Fund                        16

                                Small Cap Value Fund                         18

                                Special Equities Fund                        20

Policies and instructions for   Your account
opening, maintaining and
closing an account in any       Choosing a share class                       22
growth fund.                    How sales charges are calculated             22
                                Sales charge reductions and waivers          23
                                Opening an account                           24
                                Buying shares                                25
                                Selling shares                               26
                                Transaction policies                         28
                                Dividends and account policies               28
                                Additional investor services                 29

Further information on the      Fund details
growth funds.
                                Business structure                           30
                                Financial highlights                         31

                                For more information                 back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK GROWTH FUNDS

These funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  have longer time horizons

o are willing to accept higher short-term risk along with higher potential long-term returns

o  want to diversify their portfolios

o  are seeking funds for the growth portion of an asset allocation portfolio

o  are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

o  are investing with a shorter time horizon in mind

o  are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Core Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes stocks of companies with relatively high potential long-term earnings growth. The portfolio's risk profile is substantially similar to that of the Russell 1000 Growth Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 40% to 50% of these companies also are included in the Russell 1000 Growth Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced

o  momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Growth Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
-----------------------------------------------------------

Team responsible for day-to-day investment management

A subsidiary of John Hancock Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The year-by-year and average annual figures are for Class I shares, which are offered in a separate prospectus. Annual returns should be substantially similar since all classes invest in the same portfolio. However, Class I shares' average annual figures do not reflect sales charges or 12b-1 fees which will be imposed beginning July 1, 1999 for Class A, B and C shares. Year-by-year, average annual and index figures do not reflect these charges and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class I year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                           1996    1997    1998

                                                          20.52%  36.22%  37.94%

1999 total return as of March 31: 2.70%
Best quarter: Q4 '98, 27.44% Worst quarter: Q3 '98, -12.00%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                        Life of
                                                           1 year       Class I
Class I - began 10/2/95                                    37.94%       30.52%
Class A - began 7/1/99                                     --            --
Class B - began 7/1/99                                     --            --
Class C - began 7/1/99                                     --            --
Index                                                      38.71%       29.73%

Index: Russell 1000 Growth Index, an unmanaged index of growth company stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Also, large-capitalization growth stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on large-capitalization value stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Class A expense figures below show the expenses for the past year adjusted to reflect any changes. Because Class A, Class B and Class C shares are new, their expenses are based on Class I shares' expenses.

---------------------------------------------------------------------------------
Shareholder transaction expenses                        Class A  Class B  Class C
---------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                5.00%    none     none
Maximum deferred sales charge (load)
(as a % of purchase or sales price, whichever is less)  none(1)  5.00%    1.00%

---------------------------------------------------------------------------------
Annual operating expenses                               Class A  Class B  Class C
---------------------------------------------------------------------------------
Management fee                                          0.80%    0.80%    0.80%
Distribution and service (12b-1) fees                   0.30%    1.00%    1.00%
Other expenses                                          1.18%    1.18%    1.18%
Total fund operating expenses                           2.28%    2.98%    2.98%
Expense reimbursement (at least until 7/1/00)           1.03%    1.03%    1.03%
Net annual operating expenses                           1.25%    1.95%    1.95%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $621         $1,152       $1,708       $3,218
Class B - with redemption       $698         $1,196       $1,817       $3,368
        - without redemption    $198         $  896       $1,617       $3,368
Class C - with redemption       $298         $  896       $1,617       $3,529
        - without redemption    $198         $  896       $1,617       $3,529

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    79

Class B
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    179

Class C
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    579

Core Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes relatively undervalued stocks and high dividend yields. The portfolio's risk profile is substantially similar to that of the Russell 1000 Value Index.

The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 50% to 60% of these companies also are included in the Russell 1000 Value Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced

o  momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Value Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
-----------------------------------------------------------

Team responsible for day-to-day investment management

A subsidiary of John Hancock Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Class A average annual figures do not reflect sales charges, which will be imposed beginning July 1, 1999. In addition, 12b-1 fees will be imposed beginning July 1, 2000 for Class A. Year-by-year, average annual and index figures do not reflect these charges and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                         1996    1997    1998

                                                        20.66%  30.63%  18.79%

1999 total return as of March 31: 0.48%
Best quarter: Q4 '98, 18.79% Worst quarter: Q3 '98, -13.99%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                        Life of
                                                           1 year       Class A
Class A - began 10/2/95                                    18.79%       24.14%
Class B - began 7/1/99                                     --           --
Class C - began 7/1/99                                     --           --
Index                                                      15.63%       24.29%

Index: Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Also, large-capitalization value stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on large-capitalization growth stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Class A expense figures below show the expenses for the past year, adjusted to reflect any changes. Because Class B and Class C shares are new, their expenses are based on Class A shares' expenses.

---------------------------------------------------------------------------------------------
Shareholder transaction expenses                                 Class A   Class B   Class C
---------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                                         5.00%     none      none
Maximum deferred sales charge (load)
(as a % of purchase or sales price, whichever is less)           none(1)   5.00%     1.00%

---------------------------------------------------------------------------------------------
Annual operating expenses                                        Class A   Class B   Class C
---------------------------------------------------------------------------------------------
Management fee                                                   0.80%     0.80%     0.80%
Distribution and service (12b-1) fees                            0.30%     1.00%     1.00%
Other expenses                                                   1.08%     1.08%     1.08%
Total fund operating expenses                                    2.18%     2.88%     2.88%
Distribution and service (12b-1) fee reduction (until 7/1/00)    0.30%     --        --
Expense reimbursement (at least until 7/1/00)                    0.93%     0.93%     0.93%
Net annual operating expenses                                    0.95%     1.95%     1.95%

The hypothetical example below shows what your expenses would be after the fee reduction and expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $592         $1,105       $1,643       $3,109
Class B - with redemption       $698         $1,176       $1,777       $3,281
        - without redemption    $198         $  876       $1,577       $3,281
Class C - with redemption       $298         $  876       $1,577       $3,443
        - without redemption    $198         $  876       $1,577       $3,443

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    88

Class B
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    188

Class C
---------------------------

Ticker            --
CUSIP             --
Newspaper         --
SEC number        811-8852
JH fund number    588

Financial Industries Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in U.S. and foreign financial services companies, including banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

In managing the portfolio, the managers concentrate primarily on stock selection rather than industry allocation. The portfolio may include financial services companies of all sizes and types.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. Given the industrywide trend toward consolidation, the managers also seek out companies that appear to be positioned for a merger. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may invest in U.S. and foreign bonds, including up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents). It may also invest up to 15% of assets in investment-grade short-term securities.

The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-----------------------------------
Executive vice president of adviser
Joined team in 1996
Joined adviser in 1985
Began career in 1979

Thomas M. Finucane
-----------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1990
Began career in 1990

Thomas C. Goggins
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1995
Began career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                                1997     1998

                                                               37.74%    4.86%

Best quarter: Q4 '98, 17.07% Worst quarter: Q3 '98, -20.12%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                          Life of      Life of
                                               1 year     Class A      Class B
Class A - began 3/14/96                        -0.40%     26.31%       --
Class B - began 1/14/97                        -0.87%     --           16.95%
Class C - began 3/1/99                         --         --           --
Index                                          28.60%     28.17%       30.95%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the financial services sector. The value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

When interest rates fall or economic conditions deteriorate, the stocks of financial services companies often suffer greater losses than other stocks. Rising interest rates can cut into profits by reducing the difference between these companies' borrowing and lending rates.

The fund's management strategy will influence performance significantly. Stocks of financial services companies as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about the economy, an industry or a company.

o  Certain derivatives could produce disproportionate gains or losses.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

----------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B      Class C
----------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%        1.00%

----------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B      Class C
----------------------------------------------------------------------------------------
Management fee                                         0.76%        0.76%        0.76%
Distribution and service (12b-1) fees                  0.30%        1.00%        1.00%
Other expenses                                         0.31%        0.31%        0.31%
Total fund operating expenses                          1.37%        2.07%        2.07%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $633         $912         $1,212       $2,064
Class B - with redemption       $710         $949         $1,314       $2,221
        - without redemption    $210         $649         $1,114       $2,221
Class C - with redemption       $310         $649         $1,114       $2,400
        - without redemption    $210         $649         $1,114       $2,400

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            FIDAX
CUSIP             409905502
Newspaper         FinIndA
SEC number        811-3999
JH fund number    70

Class B
---------------------------
Ticker            FIDBX
CUSIP             409905601
Newspaper         FinIndB
SEC number        811-3999
JH fund number    170

Class C
---------------------------
Ticker            --
CUSIP             409905874
Newspaper         --
SEC number        811-3999
JH fund number    570

Large Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of large-capitalization companies (companies in the capitalization range of the Standard & Poor's 500 Stock Index).

The fund generally invests in 30 to 60 U.S. companies that are diversified across sectors. The fund has tended to emphasize, or overweight, certain sectors such as health care, technology or consumer goods. These weightings may change in the future.

In choosing individual stocks, the managers use fundamental financial analysis to identify companies with:

o  strong cash flows

o  secure market franchises

o  sales growth that outpaces their industries

The management team uses various means to assess the depth and stability of companies' senior management, including interviews and company visits. The fund favors companies for which the managers project at least 15% annual growth for the next two years.


The fund may invest in certain other types of equity securities such as preferred stocks. It may also invest up to 15% of assets in foreign securities. In addition, it may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).


In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

David L. Eisenberg, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1999
Joined adviser in 1997
Began career in 1981

Geoffrey R. Plume, CFA
-----------------------------------
Second vice president of adviser
Joined team in 1998
Joined adviser in 1996
Began career in 1987

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990    1991   1992    1993    1994    1995    1996    1997    1998

30.96%  -8.34%  41.68%  6.06%  13.03%  -7.50%  27.17%  20.40%  16.70%  26.42%

Best quarter: Q4 '98, 22.38% Worst quarter: Q3 '90, -18.75%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                          1 year        5 year        10 year
Class A                                   20.12%        14.67%        14.96%
Class B - began 1/3/94                    20.54%        15.23%        --
Class C - began 6/1/98                    --            --            --
Index                                     28.60%        24.05%        18.95%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. If the fund concentrates its investments in certain sectors or companies, its performance could be tied more closely to those sectors or companies than to the market as a whole.

The fund's management strategy will influence performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

---------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B     Class C
---------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%       1.00%

---------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B     Class C
---------------------------------------------------------------------------------------
Management fee                                         0.75%        0.75%       0.75%
Distribution and service (12b-1) fees                  0.30%        1.00%       1.00%
Other expenses                                         0.33%        0.33%       0.33%
Total fund operating expenses                          1.38%        2.08%       2.08%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $633         $915         $1,217       $2,075
Class B - with redemption       $711         $952         $1,319       $2,231
        - without redemption    $211         $652         $1,119       $2,231
Class C - with redemption       $311         $652         $1,119       $2,410
        - without redemption    $211         $652         $1,119       $2,410

FUND CODES

Class A
---------------------------
Ticker            JHNGX
CUSIP             409906302
Newspaper         LpCpGrA
SEC number        811-4630
JH fund number    20

Class B
---------------------------
Ticker            JHGBX
CUSIP             409906401
Newspaper         LpCpGrB
SEC number        811-4630
JH fund number    120

Class C
---------------------------
Ticker            --
CUSIP             409906849
Newspaper         --
SEC number        811-4630
JH fund number    520

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Mid Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long- term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of medium-capitalization companies (companies in the capitalization range of the Russell Midcap Growth Index).


In managing the portfolio, the manager seeks to identify promising sectors for investment. The manager considers broad economic trends, demographic factors, technological changes, consolidation trends and legislative initiatives.

The fund normally invests at least 75% of assets in stocks of companies in up to five economic sectors that appear to offer the highest earnings growth potential. Although the fund concentrates on a few sectors, it diversifies broadly within those sectors. At times, the fund may focus on a single sector. The fund generally invests in more than 100 companies.

In choosing individual securities, the manager conducts fundamental financial analysis to identify companies that appear able to sustain 15% annual earnings growth for the next three to five years. The manager looks for companies with growth stemming from a combination of gains in market share and increasing operating efficiency. Before investing, the manager identifies a specific catalyst for growth, such as a new product, business reorganization or merger. The management team generally maintains personal contact with the senior management of the companies the fund invests in.


The fund may invest in foreign stocks. It may also make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 25% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

PORTFOLIO MANAGER

Barbara C. Friedman, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1973



PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                       1994     1995     1996    1997    1998

                                      -8.76%   34.24%   29.05%   2.37%   6.53%

Best quarter: Q4 '98, 22.66% Worst quarter: Q3 '98, -21.36%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                         Life of       Life of
                              1 year        5 year       Class A       Class B
Class A - began 11/1/93       1.24%         10.38%       9.89%         --
Class B - began 11/1/93       0.85%         10.45%       --            10.08%
Class C - began 6/1/98        --            --           --            --
Index 1                       28.60%        24.05%       23.25%        23.25%
Index 2                       17.86%        17.34%       17.09%        17.09%

Index 1: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks. Index 2: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Stocks of medium-capitalization companies tend to be more volatile than those of larger companies. Similarly, medium- capitalization stocks are generally traded in lower volumes than large-capitalization stocks.

Because the fund concentrates on a few sectors of the market, its performance may be more volatile than that of a fund that invests across many sectors.

The fund's management strategy will influence performance significantly. Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the industries or companies the fund invests in do not perform as expected, or if the manager's stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

---------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B     Class C
---------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%       1.00%

---------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B     Class C
---------------------------------------------------------------------------------------
Management fee                                         0.80%        0.80%       0.80%
Distribution and service (12b-1) fees                  0.30%        1.00%       1.00%
Other expenses                                         0.49%        0.49%       0.49%
Total fund operating expenses                          1.59%        2.29%       2.29%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $654         $  977       $1,322       $2,295
Class B - with redemption       $732         $1,015       $1,425       $2,450
        - without redemption    $232         $  715       $1,225       $2,450
Class C - with redemption       $332         $  715       $1,225       $2,626
        - without redemption    $232         $  715       $1,225       $2,626

FUND CODES

Class A
---------------------------
Ticker            SPOAX
CUSIP             409906807
Newspaper         MdCpGrA
SEC number        811-4630
JH fund number    39

Class B
---------------------------
Ticker            SPOBX
CUSIP             409906880
Newspaper         MdCpGrB
SEC number        811-4630
JH fund number    139

Class C
---------------------------
Ticker            --
CUSIP             409906823
Newspaper         --
SEC number        811-4630
JH fund number    539

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

Regional Bank Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation with moderate income as a secondary objective. To pursue this goal, the fund normally invests at least 65% of assets in a portfolio of stocks of regional banks and lending institutions, including commercial and industrial banks, savings and loan associations and bank holding companies. These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of money centers, such as New York City and Chicago.

In managing the portfolio, the managers concentrate primarily on stock selection.

In choosing individual stocks, the managers use fundamental financial analysis to identify securities that appear comparatively undervalued. The managers look for low price/earnings (P/E) ratios, high-quality assets and sound loan review processes. Given the industrywide trend toward consolidation, the managers also seek out companies that appear to be positioned for a merger. The fund's portfolio may be concentrated in geographic regions where consolidation activity is high. The managers generally gather firsthand information about companies from interviews and company visits.

The fund may also invest in other U.S. and foreign financial services companies, such as lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of companies outside the financial services sector and up to 5% of net assets in junk bonds (those rated below BBB/Baa and their unrated equivalents).

The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest up to 80% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Schmidt, CFA
-----------------------------------
Executive vice president of adviser
Joined team in 1985
Joined adviser in 1985
Began career in 1979

Thomas M. Finucane
-----------------------------------
Vice president of adviser
Joined team in 1990
Joined adviser in 1990 Began
career in 1990

Thomas C. Goggins
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1995
Began career in 1981

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

----------------------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
----------------------------------------------------------------------------------------------
 1989    1990      1991      1992      1993      1994      1995      1996      1997     1998

17.34%  -20.57%   63.78%    47.37%    20.51%    -0.20%    47.56%    28.43%    52.84%    0.73%

Best quarter: Q1 '91, 19.45% Worst quarter: Q3 '90, -20.91%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                       Life of
                            1 year         5 year        10 year       Class A
Class A - began 1/3/92      -3.66%         23.43%        --            26.31%
Class B                     -4.13%         23.66%        22.95%        --
Class C - began 3/1/99      --             --            --            --
Index                       28.60%         24.05%        18.95%        19.50%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Another major factor in this fund's performance is the economic condition of the regional banking industry.

When interest rates fall or economic conditions deteriorate, regional bank stocks often suffer greater losses than other stocks. Rising interest rates can cut into profits by reducing the difference between these companies' borrowing and lending rates.

The fund's management strategy will influence performance significantly. If the fund concentrates its investments in regions that experience economic downturns, performance could suffer. Regional bank stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about the economy, an industry or a company.

o  Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

---------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B     Class C
---------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%       1.00%

---------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B     Class C
---------------------------------------------------------------------------------------
Management fee                                         0.75%        0.75%       0.75%
Distribution and service (12b-1) fees                  0.30%        1.00%       1.00%
Other expenses                                         0.19%        0.19%       0.19%
Total fund operating expenses                          1.24%        1.94%       1.94%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $620         $874         $1,147       $1,925
Class B - with redemption       $697         $909         $1,247       $2,083
        - without redemption    $197         $609         $1,047       $2,083
Class C - with redemption       $297         $609         $1,047       $2,264
        - without redemption    $197         $609         $1,047       $2,264

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            FRBAX
CUSIP             409905106
Newspaper         RgBkA
SEC number        811-3999
JH fund number    1

Class B
---------------------------
Ticker            FRBFX
CUSIP             409905205
Newspaper         RgBkB
SEC number        811-3999
JH fund number    101

Class C
---------------------------
Ticker            --
CUSIP             409905866
Newspaper         --
SEC number        811-3999
JH fund number    501

Small Cap Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 80% of assets in stocks of U.S. emerging growth companies with market capitalizations of no more than $1 billion. The managers look for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings.

In managing the portfolio, the managers emphasize diversification by sector and company. The fund's investments by sector, or sector weightings, generally reflect those of the Russell 2000 Growth Index. The fund normally invests in 150 to 220 companies.

In choosing individual securities, the managers use fundamental financial analysis to identify rapidly growing companies. The managers favor companies that dominate their market niches or are poised to become market leaders. They look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest up to 20% of assets in other types of companies and certain other types of equity securities such as preferred stock. The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1991
Began career in 1986

Laura J. Allen, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1981

Anurag Pandit, CFA
-----------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

28.85%  -1.15%   58.82%  12.13%  11.82%  -1.49%   42.13%  12.95%  14.45%  11.65%

Best quarter: Q4 '98, 32.73% Worst quarter: Q3 '90, -23.09%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                       Life of
                            1 year        5 year        10 year        Class A
Class A - began 8/22/91     6.75%         14.76%        --             15.46%
Class B                     10.29%        15.02%        17.75%         --
Class C - began 6/1/98      --            --            --             --
Index 1                     -2.55%        11.87%        12.92%         14.09%
Index 2                     1.23%         10.22%        11.54%         11.25%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.
Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on emerging growth companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller emerging growth companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's management strategy will influence performance significantly. Emerging growth stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks, derivatives and other higher-risk securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

----------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B      Class C
----------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none         none
Maximum deferred s ales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%        1.00%

----------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B      Class C
----------------------------------------------------------------------------------------
Management fee                                         0.75%        0.75%        0.75%
Distribution and service (12b-1) fees                  0.25%        1.00%        1.00%
Other expenses                                         0.36%        0.36%        0.36%
Total fund operating expenses                          1.36%        2.11%        2.11%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $632         $909         $1,207       $2,053
Class B - with redemption       $714         $961         $1,334       $2,250
        - without redemption    $214         $661         $1,134       $2,250
Class C - with redemption       $314         $661         $1,134       $2,441
        - without redemption    $214         $661         $1,134       $2,441

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            TAEMX
CUSIP             478032105
Newspaper         SmCpGrA
SEC number        811-3392
JH fund number    60

Class B
---------------------------
Ticker            TSEGX
CUSIP             478032204
Newspaper         SmCpGrB
SEC number        811-3392
JH fund number    160

Class C
---------------------------
Ticker            --
CUSIP             478032501
Newspaper         --
SEC number        811-3392
JH fund number    560

Small Cap Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund invests at least 65% of assets in stocks of companies with market capitalizations under $1 billion.

In managing the portfolio, the managers emphasize a value-oriented approach to individual stock selection. With the aid of proprietary financial models, the management team looks for U.S. and foreign companies that are selling at what appear to be substantial discounts to their long-term value. These companies often have identifiable catalysts for growth, such as new products, business reorganizations or mergers.

The managers use fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of companies' management teams is also a key selection factor. The fund diversifies across industry sectors.

The fund invests primarily in stocks of U.S. companies, but may invest up to 50% of assets in foreign securities and up to 15% of net assets in bonds that may be rated as low as CC/Ca and their unrated equivalents. (Bonds rated below BBB/Baa are considered junk bonds.) The fund may also invest in certain other types of equity and debt securities, and may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1987

Timothy E. Quinlisk, CFA
-----------------------------------
Second vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1985

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                    1994     1995     1996    1997    1998

                                    7.81%   20.26%   12.91%  25.25%  -2.10%

Best quarter: Q4 '98, 21.34% Worst quarter: Q3 '98, -21.43%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                       1 year        5 year
Class A - began 1/3/94                                 -7.02%        11.28%
Class B - began 1/3/94                                 -7.57%        11.36%
Class C - began 5/1/98                                 --            --
Index                                                  -2.55%        11.87%

Index: Russell 2000 Index, an unmanaged index of 2,000 U.S. small-capitalization stocks.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's management strategy will influence performance significantly. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the industries or companies the fund invests in do not perform as expected, or if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks, derivatives and other higher-risk securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o Any bonds held by the fund could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about the economy, an industry or a company.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares have a short history, their expenses are based on Class B expenses.

--------------------------------------------------------------------------------------
Shareholder transaction expenses                      Class A      Class B     Class C
--------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                              5.00%        none        none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less   none(1)      5.00%       1.00%

--------------------------------------------------------------------------------------
Annual operating expenses                             Class A      Class B     Class C
--------------------------------------------------------------------------------------
Management fee                                        0.70%        0.70%       0.70%
Distribution and service (12b-1) fees                 0.30%        1.00%       1.00%
Other expenses                                        0.62%        0.62%       0.62%
Total fund operating expenses                         1.62%        2.32%       2.32%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $657         $  986       $1,337       $2,326
Class B - with redemption       $735         $1,024       $1,440       $2,481
        - without redemption    $235         $  724       $1,240       $2,481
Class C - with redemption       $335         $  724       $1,240       $2,656
        - without redemption    $235         $  724       $1,240       $2,656

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            SPVAX
CUSIP             409905700
Newspaper         SmCpVlA
SEC number        811-3999
JH fund number    37

Class B
---------------------------
Ticker            SPVBX
CUSIP             409905809
Newspaper         SmCpVlB
SEC number        811-3999
JH fund number    137

Class C
---------------------------
Ticker            --
CUSIP             409905882
Newspaper         --
SEC number        811-3999
JH fund number    537

Special Equities Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund normally invests at least 65% of assets in stocks of emerging growth companies and companies in situations offering unusual or one-time opportunities. Emerging growth companies tend to have small market capitalizations, typically less than $1 billion.

In managing the portfolio, the managers focus on stock selection and then consider sector and geographic diversification. The portfolio typically includes 80 to 100 companies. The types of high-growth companies targeted by the fund tend to cluster in certain sectors, such as technology.

In choosing individual securities, the management team uses fundamental financial analysis to identify companies with strong and accelerating earnings growth. The managers favor companies that dominate their market niches or are poised to become market leaders. The managers look for strong senior management teams and coherent business strategies. They generally maintain personal contact with the senior management of the companies the fund invests in.

The fund may invest in certain other types of equity securities such as preferred stock. It may also invest in foreign securities. In addition, the fund may make limited use of derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable dividends.

================================================================================

PORTFOLIO MANAGERS

Laura J. Allen, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1981

Bernice S. Behar, CFA
-----------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1991
Began career in 1986

Anurag Pandit, CFA
-----------------------------------
Vice president of adviser
Joined team in 1998
Joined adviser in 1996
Began career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

27.87%  -8.70%   84.49%  30.41%  19.74%   2.02%   50.44%   3.74%   4.90%  -5.32%

Best quarter: Q1 '91, 32.31% Worst quarter: Q3 '98, -26.82%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                       Life of
                            1 year         5 year        10 year       Class B
Class A                     -10.04%        8.48%         17.58%        --
Class B - began 3/1/93      -10.63%        8.54%         --            12.09%
Class C - began 3/1/99      --             --            --            --
Index 1                     -2.55%         11.87%        12.92%        12.20%
Index 2                     1.23%          10.22%        11.54%        10.76%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.
Index 2: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

MAIN RISKS

[Clip Art] As with most growth funds, the value of your investment will go up and down in response to stock market movements. Because the fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of small-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Special-situation companies often have histories of uneven performance, and circumstances that appear to offer opportunities for growth do not necessarily lead to growth.

The fund's management strategy will influence performance significantly. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the managers' stock selection strategy does not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks, derivatives and other higher-risk securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. Because Class C shares are new, their expenses are based on Class B expenses.

----------------------------------------------------------------------------------------
Shareholder transaction expenses                       Class A      Class B      Class C
----------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                               5.00%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(1)      5.00%        1.00%

----------------------------------------------------------------------------------------
Annual operating expenses                              Class A      Class B      Class C
----------------------------------------------------------------------------------------
Management fee                                         0.81%        0.81%        0.81%
Distribution and service (12b-1) fees                  0.30%        1.00%        1.00%
Other expenses                                         0.35%        0.35%        0.35%
Total fund operating expenses                          1.46%        2.16%        2.16%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $641         $939         $1,258       $2,159
Class B - with redemption       $719         $976         $1,359       $2,315
        - without redemption    $219         $676         $1,159       $2,315
Class C - with redemption       $319         $676         $1,159       $2,493
        - without redemption    $219         $676         $1,159       $2,493

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            JHNSX
CUSIP             410225106
Newspaper         SpclEA
SEC number        811-4079
JH fund number    18

Class B
---------------------------
Ticker            SPQBX
CUSIP             410225205
Newspaper         SpclEB
SEC number        811-4079
JH fund number    118

Class C
---------------------------
Ticker            --
CUSIP             410225403
Newspaper         --
SEC number        811-4079
JH fund number    518

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o  Front-end sales charges, as described at right.

o  Distribution and service (12b-1) fees of 0.30% (0.25% for Small Cap Growth).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o  A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.


Special Equities Fund offers Class Y shares and Core Growth Fund and Core Value Fund offer Class I shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).


Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                           As a % of              As a % of your
Your investment            offering price         investment
Up to $49,999              5.00%                  5.26%
$50,000 - $99,999          4.50%                  4.71%
$100,000 - $249,999        3.50%                  3.63%
$250,000 - $499,999        2.50%                  2.56%
$500,000 - $999,999        2.00%                  2.04%
$1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                                CDSC on shares
Your investment                                                 being sold
First $1M - $4,999,999                                          1.00%
Next $1 - $5M above that                                        0.50%
Next $1 or more above that                                      0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the last day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


22 YOUR ACCOUNT

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Years after purchase                                              being sold
1st year                                                          5.00%
2nd year                                                          4.00%
3rd or 4th year                                                   3.00%
5th year                                                          2.00%
6th year                                                          1.00%
After 6th year                                                    none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                              CDSC
1st year                                                          1.00%
After 1st year                                                    none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.



To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans

o  to make certain distributions from a retirement plan

o  because of shareholder death or disability



To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

                                                                 YOUR ACCOUNT 23

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o  certain insurance company contract holders (one-year CDSC usually applies)

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o  non-retirement account: $1,000

   o  retirement account: $250

   o  group investments: $250

   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


24 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                 Adding to an account

By check

[Clip Art]  o  Make out a check for            o  Make out a check for
               the investment amount,             the investment amount
               payable to "John                   payable to "John
               Hancock Signature                  Hancock Signature
               Services, Inc."                    Services, Inc."

            o  Deliver the check and           o  Fill out the detachable
               your completed                     investment slip from an
               application to your                account statement. If
               financial                          no slip is available,
               representative, or mail            include a note
               them to Signature                  specifying the fund
               Services (address                  name, your share class,
               below).                            your account number and
                                                  the name(s) in which
                                                  the account is
                                                  registered.

                                               o  Deliver the check and
                                                  your investment slip or
                                                  note to your financial
                                                  representative, or mail
                                                  them to Signature
                                                  Services (address
                                                  below).

By exchange

[Clip Art]  o  Call your financial             o  Call your financial
               representative or                  representative or
               Signature Services to              Signature Services to
               request an exchange.               request an exchange.

By wire

[Clip Art]  o  Deliver your completed          o  Instruct your bank to
               application to your                wire the amount of your
               financial                          investment to:
               representative, or mail              First Signature Bank & Trust
               it to Signature                      Account # 900000260
               Services.                            Routing # 211475000

            o  Obtain your account             Specify the fund name,
               number by calling your          your share class, your
               financial                       account number and the
               representative or               name(s) in which the
               Signature Services.             account is registered.
                                               Your bank may charge a fee
            o  Instruct your bank to           to wire funds.
               wire the amount of your
               investment to:
                 First Signature Bank & Trust
                 Account # 900000260
                 Routing # 211475000

            Specify the fund name,
            your choice of share
            class, the new account
            number and the name(s) in
            which the account is
            registered. Your bank may
            charge a fee to wire
            funds.

By phone

[Clip Art]  See "By wire" and "By              o  Verify that your bank
            exchange."                            or credit union is a
                                                  member of the Automated
                                                  Clearing House (ACH)
                                                  system.

                                               o  Complete the "Invest By
                                                  Phone" and "Bank
                                                  Information" sections
                                                  on your account
                                                  application.

                                               o  Call Signature Services
                                                  to verify that these
                                                  features are in place
                                                  on your account.

                                               o  Tell the Signature
                                                  Services representative
                                                  the fund name, your
                                                  share class, your
                                                  account number, the
                                                  name(s) in which the
                                                  account is registered
                                                  and the amount of your
                                                  investment.

-------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

-------------------------------------------

                        To open or add to an account using the Monthly Automatic
                       Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 25

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o  Accounts of any type.           o  Write a letter of
                                                  instruction or complete
            o  Sales of any amount.               a stock power
                                                  indicating the fund
                                                  name, your share class,
                                                  your account number,
                                                  the name(s) in which
                                                  the account is
                                                  registered and the
                                                  dollar value or number
                                                  of shares you wish to
                                                  sell.

                                               o  Include all signatures
                                                  and any additional
                                                  documents that may be
                                                  required (see next
                                                  page).

                                               o  Mail the materials to
                                                  Signature Services.

                                               o  A check will be mailed
                                                  to the name(s) and
                                                  address in which the
                                                  account is registered,
                                                  or otherwise according
                                                  to your letter of
                                                  instruction.

By phone

[Clip Art]  o  Most accounts.                  o  For automated service
                                                  24 hours a day using
            o  Sales of up to                     your touch-tone phone,
               $100,000.                          call the EASI-Line at
                                                  1-800-338-8080.

                                               o  To place your order,
                                                  call your financial
                                                  representative or
                                                  Signature Services
                                                  between 8 A.M. and 4
                                                  P.M. Eastern Time on
                                                  most business days.

By wire or electronic funds transfer (EFT)

[Clip Art]  o  Requests by letter to           o  To verify that the
               sell any amount                    telephone redemption
               (accounts of any type).            privilege is in place
                                                  on an account, or to
            o  Requests by phone to               request the form to add
               sell up to $100,000                it to an existing
               (accounts with                     account, call Signature
               telephone redemption               Services.
               privileges).
                                               o  Amounts of $1,000 or
                                                  more will be wired on
                                                  the next business day.
                                                  A $4 fee will be
                                                  deducted from your
                                                  account.

                                               o  Amounts of less than
                                                  $1,000 may be sent by
                                                  EFT or by check. Funds
                                                  from EFT transactions
                                                  are generally available
                                                  by the second business
                                                  day. Your bank may
                                                  charge a fee for this
                                                  service.

By exchange

[Clip Art]  o  Accounts of any type.           o  Obtain a current
                                                  prospectus for the fund
            o  Sales of any amount.               into which you are
                                                  exchanging by calling
                                                  your financial
                                                  representative or
                                                  Signature Services.

                                               o  Call your financial
                                                  representative or
                                                  Signature Services to
                                                  request an exchange.


26 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:


o  your address of record has changed within the past 30 days

o  you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint, sole       o  Letter of instruction.
proprietorship, UGMA/UTMA
(custodial accounts for minors) or      o  On the letter, the
general partner accounts.                  signatures and titles of
                                           all persons authorized to
                                           sign for the account,
                                           exactly as the account is
                                           registered.

                                        o  Signature guarantee if
                                           applicable (see above).

Owners of corporate or association      o  Letter of instruction.
accounts.


                                        o  Corporate resolution,
                                           certified within the past
                                           12 months, or a
                                           business/organization
                                           certification form.


                                        o  On the letter and the
                                           resolution, the signature
                                           of the person(s)
                                           authorized to sign for the
                                           account.

                                        o  Signature guarantee if
                                           applicable (see above).

Owners or trustees of trust             o  Letter of instruction.
accounts.
                                        o  On the letter, the
                                           signature(s) of the
                                           trustee(s).


                                        o  Copy of the trust document
                                           certified within the past
                                           12 months or a trust
                                           certification form.


                                        o  Signature guarantee if
                                           applicable (see above).

Joint tenancy shareholders with         o  Letter of instruction
rights of survivorship whose               signed by surviving
co-tenants are deceased.                   tenant.

                                        o  Copy of death certificate.

                                        o  Signature guarantee if
                                           applicable (see above).

Executors of shareholder estates.       o  Letter of instruction
                                           signed by executor.

                                        o  Copy of order appointing
                                           executor, certified within
                                           the past 12 months.

                                        o  Signature guarantee if
                                           applicable (see above).

Administrators, conservators,           o  Call 1-800-225-5291 for
guardians and other sellers or             instructions.
account types not listed above.

-------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

-------------------------------------------

                        To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 27

--------------------------------------------------------------------------------
TRANSACTION POLICIES


Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.


Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends The funds generally distribute most or all of their net earnings in the form of dividends. Any capital gains are distributed annually. Regional Bank Fund typically pays income dividends quarterly. Core Growth, Core Value and Financial Industries funds typically pay income dividends annually. The other funds do not usually pay income dividends. Most of these dividends are from capital gains.


Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends


28 YOUR ACCOUNT
mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 29

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock growth funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The trustees of the Core Growth, Core Value, Financial Industries, Small Cap Growth and Mid Cap Growth funds have the power to change these funds' respective investment goals without shareholder approval.


Management fees The management fees paid to the investment adviser by the John Hancock growth funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                                        % of net assets
--------------------------------------------------------------------------------
Core Growth                                                 0.00%
Core Value                                                  0.00%
Financial Industries                                        0.76%
Large Cap Growth                                            0.75%
Mid Cap Growth                                              0.80%
Regional Bank                                               0.75%
Small Cap Growth                                            0.75%
Small Cap Value                                             0.09%
Special Equities                                            0.81%


[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

  Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends,
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                        Asset
                                                                      management


                            ------------------------
                                   Subadviser

                             Independent Investment
                                Associates, Inc.
                                 53 State Street
                                Boston, MA 02109
                            ------------------------


                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


30 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Core Growth Fund

The financial information presented is for periods prior to the creation of Class A, B and C shares on July 1, 1999. The financial highlights for Class A, B and C shares will differ due to the distribution fees.

Figures audited by Deloitte & Touche LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class I - period ended:                                                           2/96(1)         2/97         2/98         2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $8.50         $9.29       $11.01       $14.88
Net investment income (loss)(2)                                                     0.03          0.05         0.04         0.01
Net realized and unrealized gain (loss) on investments                              0.81          2.16         4.34         3.40
Total from investment operations                                                    0.84          2.21         4.38         3.41
Less distributions:
  Dividends from net investment income                                             (0.03)        (0.04)       (0.03)       (0.02)
  Distributions in excess of net investment income                                    --            --           --        (0.00)(3)
  Distributions from net realized gain on investments sold                         (0.02)        (0.45)       (0.48)       (0.62)
  Total distributions                                                              (0.05)        (0.49)       (0.51)       (0.64)
Net asset value, end of period                                                     $9.29        $11.01       $14.88       $17.65
Total investment return at net asset value(4) (%)                                   9.94(5)      24.19        40.52        22.92
Total adjusted investment return at net asset value(4,6) (%)                       (5.63)(5)     17.40        37.95        21.89
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                         549           883        4,605        7,855
Ratio of expenses to average net assets (%)                                         0.95(7)       0.95         0.95         0.95
Ratio of adjusted expenses to average net assets(8,9) (%)                          38.57(7)       7.74         3.52         1.98
Ratio of net investment income (loss) to average net assets (%)                     0.91(7)       0.49         0.34         0.06
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)     (36.71)(7)     (6.30)       (2.23)       (0.97)
Portfolio turnover rate (%)                                                           21           142           91           54
Fee reduction per share(2) ($)                                                      1.36          0.68         0.33         0.17

(1) Began operations on October 2, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Total investment return assumes dividend reinvestment.
(5) Not annualized.
(6) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


                                                                 FUND DETAILS 31

Core Value Fund

The financial information presented is for periods prior to reclassification as Class A shares on July 1, 1999.

Figures audited by Deloitte & Touche LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                            2/96(1)          2/97         2/98         2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                $8.50           $9.47       $10.88       $13.93
Net investment income (loss)(2)                                                      0.10            0.23         0.21         0.15
Net realized and unrealized gain (loss) on investments                               0.96            1.77         3.33         1.23
Total from investment operations                                                     1.06            2.00         3.54         1.38
Less distributions:
  Dividends from net investment income                                              (0.09)          (0.19)       (0.13)       (0.18)
  Distributions from net realized gain on investments sold                             --           (0.40)       (0.36)       (2.77)
  Total distributions                                                               (0.09)          (0.59)       (0.49)       (2.95)
Net asset value, end of period                                                      $9.47          $10.88       $13.93       $12.36
Total investment return at net asset value(3) (%)                                   12.52(4)        21.36        32.97         9.87
Total adjusted investment return at net asset value(3,5) (%)                        (1.18)(4)       15.92        32.02         8.94
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                          682           1,323        7,747        6,685
Ratio of expenses to average net assets (%)                                          0.95(6)         0.95         0.95         0.95
Ratio of adjusted expenses to average net assets(7,8) (%)                           34.06(6)         6.39         1.90         1.88
Ratio of net investment income (loss) to average net assets (%)                      2.81(6)         2.26         1.60         1.03
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)      (30.30)(6)       (3.18)        0.65         0.10
Portfolio turnover rate (%)                                                            12              66          119           61
Fee reduction per share(2) ($)                                                       1.22            0.55         0.12         0.13

(1) Began operations on October 2, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


32 FUND DETAILS

Financial Industries Fund

Figures audited by PricewaterhouseCoopers LLP.

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                               10/96(1)             10/97           10/98
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                    $8.50             $11.03          $14.26
Net investment income (loss)(2)                                                          0.02               0.14            0.15
Net realized and unrealized gain (loss) on investments                                   2.51               3.77            0.52(3)
Total from investment operations                                                         2.53               3.91            0.67
Less distributions:
  Dividends from net investment income                                                     --              (0.03)          (0.11)
  Distributions from net realized gain on investments sold                                 --              (0.65)          (0.02)
  Total distributions                                                                      --              (0.68)          (0.13)
Net asset value, end of period                                                         $11.03             $14.26          $14.80
Total investment return at net asset value(4) (%)                                       29.76(5)           37.19            4.66
Total adjusted investment return at net asset value(4,6) (%)                            26.04(5)           36.92              --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                              895            416,698         861,582
Ratio of expenses to average net assets (%)                                              1.20(7)            1.20            1.37
Ratio of adjusted expenses to average net assets(8) (%)                                  7.07(7)            1.47              --
Ratio of net investment income (loss) to average net assets (%)                          0.37(7)            1.10            0.92
Ratio of adjusted net investment income (loss) to average net assets(8) (%)             (5.50)(7)           0.83              --
Portfolio turnover rate (%)                                                                31                  6              30
Fee reduction per share(2) ($)                                                           0.38               0.03              --

-----------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                                          10/97(1)                  10/98
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                               $11.43                 $14.18
Net investment income (loss)(2)                                                                      0.04                   0.03
Net realized and unrealized gain (loss) on investments                                               2.71                   0.54(3)
Total from investment operations                                                                     2.75                   0.57
Less distributions:
  Dividends from net investment income                                                                 --                  (0.03)
  Distributions from net realized gain on investments sold                                             --                  (0.02)
  Total distributions                                                                                  --                  (0.05)
Net asset value, end of period                                                                     $14.18                 $14.70
Total investment return at net asset value(4) (%)                                                   24.06(5)                3.95
Total adjusted investment return at net asset value(4,6) (%)                                        23.85(5)                  --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                    1,308,946              2,603,021
Ratio of expenses to average net assets (%)                                                          1.90(7)                2.07
Ratio of adjusted expenses to average net assets(8) (%)                                              2.17(7)                  --
Ratio of net investment income (loss) to average net assets (%)                                      0.40(7)                0.22
Ratio of adjusted net investment income (loss) to average net assets(8) (%)                          0.13(7)                  --
Portfolio turnover rate (%)                                                                             6                     30
Fee reduction per share(2) ($)                                                                       0.03                     --

(1) Class A and Class B shares began operations on March 14, 1996 and January 14, 1997, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Amount shown for a share outstanding does not correspond with aggregate net gain (loss) on investments for the period ended October 31, 1998, due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.


                                                                 FUND DETAILS 33

Large Cap Growth Fund

Figures audited by Ernst & Young LLP.

--------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            12/93     12/94     12/95     10/96(1)
--------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $17.32    $17.40    $15.89       $19.51
Net investment income (loss)                                       (0.11)    (0.10)    (0.09)(2)    (0.13)(2)
Net realized and unrealized gain (loss) on investments              2.33     (1.21)     4.40         3.90
Total from investment operations                                    2.22     (1.31)     4.31         3.77
Less distributions:
  Distributions from net realized gain on investments sold         (2.14)    (0.20)    (0.69)          --
Net asset value, end of period                                    $17.40    $15.89    $19.51       $23.28
Total investment return at net asset value(3) (%)                  13.03     (7.50)    27.17        19.32(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     162,937   146,466   241,700      279,425
Ratio of expenses to average net assets (%)                         1.56      1.65      1.48         1.48(5)
Ratio of net investment income (loss) to average net assets (%)    (0.67)    (0.64)    (0.46)       (0.73)(5)
Portfolio turnover rate (%)                                           68        52        68(6)        59

------------------------------------------------------------------------------------------
Class A - period ended:                                             10/97        10/98
------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $23.28       $24.37
Net investment income (loss)                                        (0.12)(2)    (0.11)(2)
Net realized and unrealized gain (loss) on investments               3.49         2.17
Total from investment operations                                     3.37         2.06
Less distributions:
  Distributions from net realized gain on investments sold          (2.28)       (4.16)
Net asset value, end of period                                     $24.37       $22.27
Total investment return at net asset value(3) (%)                   16.05         9.80
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      303,067      381,591
Ratio of expenses to average net assets (%)                          1.44         1.40
Ratio of net investment income (loss) to average net assets (%)     (0.51)       (0.50)
Portfolio turnover rate (%)                                           133          153(6)

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                          12/94(7)       12/95     10/96(1)        10/97      10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $17.16      $15.83       $19.25       $22.83     $23.70
Net investment income (loss)(2)                                     (0.20)      (0.26)       (0.26)       (0.27)     (0.25)
Net realized and unrealized gain (loss) on investments              (0.93)       4.37         3.84         3.42       2.09
Total from investment operations                                    (1.13)       4.11         3.58         3.15       1.84
Less distributions:
  Distributions from net realized gain on investments sold          (0.20)      (0.69)          --        (2.28)     (4.16)
Net asset value, end of period                                     $15.83      $19.25       $22.83       $23.70     $21.38
Total investment return at net asset value(3) (%)                   (6.56)(4)   26.01        18.60(4)     15.33       9.04
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        3,807      15,913       25,474       36,430    217,448
Ratio of expenses to average net assets (%)                          2.38(5)     2.31         2.18(5)      2.13       2.08
Ratio of net investment income (loss) to average net assets (%)     (1.25)(5)   (1.39)       (1.42)(5)    (1.20)     (1.16)
Portfolio turnover rate (%)                                            52          68(6)        59          133        153(6)

------------------------------------------------------------------------------------------------------------------------------------
Class C -  period ended:                                                                                             10/98(7)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                  $21.43
Net investment income (loss)(2)                                                                                        (0.10)
Net realized and unrealized gain (loss) on investments                                                                  0.04
Total from investment operations                                                                                       (0.06)
Net asset value, end of period                                                                                        $21.37
Total investment return at net asset value(3) (%)                                                                      (0.28)(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                             152
Ratio of expenses to average net assets (%)                                                                             2.10(5)
Ratio of net investment income (loss) to average net assets (%)                                                        (1.14)(5)
Portfolio turnover rate (%)                                                                                              153(6)

(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Excludes merger activity.
(7) Class B and Class C shares began operations on January 3, 1994 and June 1, 1998, respectively.


34 FUND DETAILS

Mid Cap Growth Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                10/94(1)       10/95      10/96       10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $8.50        $7.93      $9.32      $10.92      $11.40
Net investment income (loss)(2)                                          (0.03)       (0.07)     (0.11)      (0.06)      (0.09)
Net realized and unrealized gain (loss) on investments                   (0.54)        1.46       3.34        1.00       (0.89)
Total from investment operations                                         (0.57)        1.39       3.23        0.94       (0.98)
Less distributions:
  Distributions from net realized gain on investments sold                  --           --      (1.63)      (0.46)      (1.31)
Net asset value, end of period                                           $7.93        $9.32     $10.92      $11.40       $9.11
Total investment return at net asset value(3) (%)                        (6.71)       17.53      36.15        8.79       (9.40)
Total adjusted investment return at net asset value(3,4) (%)             (6.83)          --         --          --          --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            92,325      101,562    156,578     141,997     101,138
Ratio of expenses to average net assets (%)                               1.50         1.59       1.59        1.59        1.59
Ratio of adjusted expenses to average net assets(5) (%)                   1.62           --         --          --          --
Ratio of net investment income (loss) to average net assets (%)          (0.41)       (0.87)     (1.00)      (0.57)      (0.86)
Ratio of adjusted net investment (loss) to average net assets(5) (%)     (0.53)          --         --          --          --
Portfolio turnover rate (%)                                                 57          155        240         317         168
Fee reduction per share ($)                                               0.01(2)        --         --          --          --

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                 10/94(1)      10/95      10/96      10/97        10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                     $8.50        $7.87      $9.19      $10.67      $11.03
Net investment income (loss)(2)                                          (0.09)       (0.13)     (0.18)      (0.13)      (0.15)
Net realized and unrealized gain (loss) on investments                   (0.54)        1.45       3.29        0.95       (0.85)
Total from investment operations                                         (0.63)        1.32       3.11        0.82       (1.00)
Less distributions:
  Distributions from net realized gain on investments sold                  --           --      (1.63)      (0.46)      (1.31)
Net asset value, end of period                                           $7.87        $9.19     $10.67      $11.03       $8.72
Total investment return at net asset value(3) (%)                        (7.41)       16.77      35.34        7.84       (9.97)
Total adjusted investment return at net asset value(3,4) (%)             (7.53)          --         --          --          --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                           131,983      137,363    238,901     204,812     134,188
Ratio of expenses to average net assets (%)                               2.22         2.30       2.29        2.28        2.27
Ratio of adjusted expenses to average net assets(5) (%)                   2.34           --         --          --          --
Ratio of net investment income (loss) to average net assets (%)          (1.13)       (1.55)     (1.70)      (1.25)      (1.54)
Ratio of adjusted net investment (loss) to average net assets(5) (%)     (1.25)          --         --          --          --
Portfolio turnover rate (%)                                                 57          155        240         317         168
Fee reduction per share ($)                                               0.01(2)        --         --          --          --

------------------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                                                  10/98(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                     $9.99
Net investment income (loss)(2)                                                                                          (0.06)
Net realized and unrealized gain (loss) on investments                                                                   (1.21)
Total from investment operations                                                                                         (1.27)
Net asset value, end of period                                                                                           $8.72
Total investment return at net asset value(3) (%)                                                                       (12.71)(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                               100
Ratio of expenses to average net assets (%)                                                                               2.29(7)
Ratio of net investment income (loss) to average net assets (%)                                                          (1.66)(7)
Portfolio turnover rate (%)                                                                                                168

(1) Class A and Class B shares began operations on November 1, 1993. Class C shares began operations on June 1, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5) Unreimbursed, without fee reduction.
(6) Not annualized.
(7) Annualized.


                                                                 FUND DETAILS 35

Regional Bank Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             10/94      10/95       10/96       10/97        10/98
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $21.62     $21.52      $27.14      $33.99       $48.73
Net investment income (loss)(1)                                      0.39       0.52        0.63        0.64         0.66
Net realized and unrealized gain (loss) on investments               0.91       5.92        7.04       15.02         1.99
Total from investment operations                                     1.30       6.44        7.67       15.66         2.65
Less distributions:
  Dividends from net investment income                              (0.34)     (0.48)      (0.60)      (0.61)       (0.65)
  Distributions from net realized gain on investments sold          (1.06)     (0.34)      (0.22)      (0.31)       (0.39)
  Total distributions                                               (1.40)     (0.82)      (0.82)      (0.92)       (1.04)
Net asset value, end of period                                     $21.52     $27.14      $33.99      $48.73       $50.34
Total investment return at net asset value(2) (%)                    6.44      31.00       28.78       46.79         5.33
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      216,978    486,631     860,843   1,596,836    1,500,200
Ratio of expenses to average net assets (%)                          1.34       1.39        1.36        1.30         1.24
Ratio of net investment income to average net assets (%)             1.78       2.23        2.13        1.55         1.23
Portfolio turnover rate (%)                                            13         14           8           5            5

------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             10/94      10/95       10/96       10/97        10/98
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $21.56     $21.43      $27.02      $33.83       $48.48
Net investment income (loss)(1)                                      0.23       0.36        0.42        0.35         0.30
Net realized and unrealized gain (loss) on investments               0.91       5.89        7.01       14.95         1.97
Total from investment operations                                     1.14       6.25        7.43       15.30         2.27
Less distributions:
  Dividends from net investment income                              (0.21)     (0.32)      (0.40)      (0.34)       (0.28)
  Distributions from net realized gain on investments sold          (1.06)     (0.34)      (0.22)      (0.31)       (0.39)
  Total distributions                                               (1.27)     (0.66)      (0.62)      (0.65)       (0.67)
Net asset value, end of period                                     $21.43     $27.02      $33.83      $48.48       $50.08
Total investment return at net asset value(2) (%)                    5.69      30.11       27.89       45.78         4.62
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      522,207  1,236,447   2,408,514   4,847,755    4,506,983
Ratio of expenses to average net assets (%)                          2.06       2.09        2.07        2.00         1.92
Ratio of net investment income (loss) to average net assets (%)      1.07       1.53        1.42        0.84         0.56
Portfolio turnover rate (%)                                            13         14           8           5            5

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


36 FUND DETAILS

Small Cap Growth Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A(1) - period ended:                                          10/94    10/95(2)       10/96       10/97         10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $6.47       $6.71       $9.02      $10.22        $12.35
Net investment income (loss)(3)                                     (0.04)      (0.07)      (0.09)      (0.07)        (0.08)
Net realized and unrealized gain (loss) on investments               0.28        2.38        1.29        2.41         (1.34)
Total from investment operations                                     0.24        2.31        1.20        2.34         (1.42)
Less distributions:
  Distributions from net realized gain on investments sold             --          --          --       (0.21)        (2.52)
Net asset value, end of period                                      $6.71       $9.02      $10.22      $12.35         $8.41
Total investment return at net asset value(4) (%)                    3.59       34.56       13.27       23.35        (14.14)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      131,053     179,481     218,497     209,384       179,700
Ratio of expenses to average net assets (%)                          1.44        1.38        1.32        1.29(5)       1.36(5)
Ratio of net investment income (loss) to average net assets (%)     (0.71)      (0.83)      (0.86)      (0.57)        (1.02)
Portfolio turnover rate (%)                                            25          23          44          96           103

------------------------------------------------------------------------------------------------------------------------------------
Class B(1) - period ended:                                          10/94    10/95(2)       10/96       10/97         10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $6.33       $6.51       $8.70       $9.78        $11.72
Net investment income (loss)(3)                                     (0.09)      (0.11)      (0.15)      (0.14)        (0.15)
Net realized and unrealized gain (loss) on investments               0.27        2.30        1.23        2.29         (1.24)
Total from investment operations                                     0.18        2.19        1.08        2.15         (1.39)
Less distributions:
  Distributions from net realized gain on investments sold             --          --          --       (0.21)        (2.52)
Net asset value, end of period                                      $6.51       $8.70       $9.78      $11.72         $7.81
Total investment return at net asset value(4) (%)                    2.80       33.60       12.48       22.44        (14.80)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      283,435     393,478     451,268     472,594       361,992
Ratio of expenses to average net assets (%)                          2.19        2.11        2.05        2.02(5)       2.07(5)
Ratio of net investment income (loss) to average net assets (%)     (1.46)      (1.55)      (1.59)      (1.30)        (1.73)
Portfolio turnover rate (%)                                            25          23          44          96           103

------------------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                                               10/98(6)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                  $8.96
Net investment income (loss)(3)                                                                                       (0.03)
Net realized and unrealized gain (loss) on investments                                                                (1.12)
Total from investment operations                                                                                      (1.15)
Net asset value, end of period                                                                                        $7.81
Total investment return at net asset value(4) (%)                                                                    (12.83)(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                            468
Ratio of expenses to average net assets (%)                                                                            2.11(5,8)
Ratio of net investment income (loss) to average net assets (%)                                                       (1.86)(8)
Portfolio turnover rate (%)                                                                                             103

(1) All per share amounts and net asset values have been restated to reflect the four-for-one stock split effective May 1, 1998.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.
(6) Class C shares began operations on June 1, 1998.
(7) Not annualized.
(8) Annualized.


                                                                 FUND DETAILS 37

Small Cap Value Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                       12/94(1)    12/95     12/96     12/97    10/98(2)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $8.50      $8.99    $10.39    $10.32     $12.27
Net investment income (loss)(3)                                                 0.18       0.21      0.14      0.06       0.02
Net realized and unrealized gain (loss) on investments                          0.48       1.60      1.17      2.52      (1.47)
Total from investment operations                                                0.66       1.81      1.31      2.58      (1.45)
Less distributions:
  Dividends from net investment income                                         (0.17)     (0.20)    (0.14)    (0.03)        --
  Distributions from net realized gain on investments sold                        --      (0.21)    (1.24)    (0.60)        --
  Total distributions                                                          (0.17)     (0.41)    (1.38)    (0.63)        --
Net asset value, end of period                                                 $8.99     $10.39    $10.32    $12.27     $10.82
Total investment return at net asset value(4) (%)                               7.81(5)   20.26     12.91     25.25     (11.82)(5)
Total adjusted investment return at net asset value(4,6) (%)                    7.30(5)   19.39     12.20     24.65     (12.33)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   4,420     12,845    15,853    20,961     22,528
Ratio of expenses to average net assets (%)                                     0.99(7)    0.98      0.99      0.99       1.01(7)
Ratio of adjusted expenses to average net assets(8) (%)                         4.98(7)    1.85      1.70      1.59       1.62(7)
Ratio of net investment income (loss) to average net assets (%)                 2.10(7)    2.04      1.31      0.47       0.25(7)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)    (1.89)(7)   1.17      0.60     (0.13)     (0.36)(7)
Portfolio turnover rate (%)                                                      0.3          9        72       140         69
Fee reduction per share(3) ($)                                                  0.34       0.09      0.08      0.07       0.06

------------------------------------------------------------------------------------------------------------------------------------
Class B -  period ended:                                                      12/94(1)    12/95     12/96     12/97    10/98(2)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $8.50      $9.00    $10.38    $10.31     $12.21
Net investment income (loss)(3)                                                 0.13       0.12      0.07     (0.03)     (0.04)
Net realized and unrealized gain (loss) on investments                          0.48       1.59      1.17      2.53      (1.46)
Total from investment operations                                                0.61       1.71      1.24      2.50      (1.50)
Less distributions:
  Dividends from net investment income                                         (0.11)     (0.12)    (0.07)       --         --
  Distributions from net realized gain on investments sold                        --      (0.21)    (1.24)    (0.60)        --
  Total distributions                                                          (0.11)     (0.33)    (1.31)    (0.60)        --
Net asset value, end of period                                                 $9.00     $10.38    $10.31    $12.21     $10.71
Total investment return at net asset value(4) (%)                               7.15(5)   19.11     12.14     24.41     (12.29)(5)
Total adjusted investment return at net asset value(4,6) (%)                    6.64(5)   18.24     11.43     23.81     (12.80)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   3,296     16,994    22,097    35,033     30,637
Ratio of expenses to average net assets (%)                                     1.72(7)    1.73      1.69      1.69       1.71(7)
Ratio of adjusted expenses to average net assets(8) (%)                         5.71(7)    2.60      2.40      2.29       2.32(7)
Ratio of net investment income (loss) to average net assets (%)                 1.53(7)    1.21      0.62     (0.24)     (0.45)(7)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)    (2.46)(7)   0.34     (0.09)    (0.84)     (1.06)(7)
Portfolio turnover rate (%)                                                      0.3          9        72       140         69
Fee reduction per share(3) ($)                                                  0.34       0.09      0.08      0.07       0.06


38 FUND DETAILS

------------------------------------------------------------------------------------------------------------------------------------
Class C -  period ended:                                                                                                  10/98(1)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                      $13.39
Net investment income (loss)(3)                                                                                            (0.03)
Net realized and unrealized gain (loss) on investments                                                                     (2.65)
Total from investment operations                                                                                           (2.68)
Net asset value, end of period                                                                                            $10.71
Total investment return at net asset value(4) (%)                                                                         (20.01)(5)
Total adjusted investment return at net asset value(4,6) (%)                                                              (20.32)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                                $422
Ratio of expenses to average net assets (%)                                                                                 1.71(7)
Ratio of adjusted expenses to average net assets(8) (%)                                                                     2.32(7)
Ratio of net investment income (loss) to average net assets (%)                                                            (0.54)(7)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)                                                (1.15)(7)
Portfolio turnover rate (%)                                                                                                   69
Fee reduction per share(3) ($)                                                                                              0.04

(1) Class A and Class B shares began operations on January 3, 1994. Class C shares began operations on May 1, 1998.
(2) Effective October 31, 1998, the fiscal year end changed from December 31 to October 31.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.


                                                                 FUND DETAILS 39

Special Equities Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             10/94        10/95       10/96       10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $16.13       $16.11      $22.15      $24.53      $26.32
Net investment income (loss)(1)                                     (0.21)       (0.18)      (0.22)      (0.29)      (0.27)
Net realized and unrealized gain (loss) on investments               0.19         6.22        3.06        2.08       (5.84)
Total from investment operations                                    (0.02)        6.04        2.84        1.79       (6.11)
Less distributions:
  Distributions from net realized gain on investments sold             --           --       (0.46)         --          --
Net asset value, end of period                                     $16.11       $22.15      $24.53      $26.32      $20.21
Total investment return at net asset value(2) (%)                   (0.12)       37.49       12.96        7.30      (23.21)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      310,625      555,655     972,312     807,371     453,919
Ratio of expenses to average net assets (%)                          1.62         1.48        1.42        1.43        1.41
Ratio of net investment income (loss) to average net assets (%)     (1.40)       (0.97)      (0.89)      (1.18)      (1.09)
Portfolio turnover rate (%)                                            66           82          59          41         107

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                             10/94        10/95       10/96       10/97       10/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $16.08       $15.97      $21.81      $23.96      $25.52
Net investment income (loss)(1)                                     (0.30)       (0.31)      (0.40)      (0.46)      (0.45)
Net realized and unrealized gain (loss) on investments               0.19         6.15        3.01        2.02       (5.62)
Total from investment operations                                    (0.11)        5.84        2.61        1.56       (6.07)
Less distributions:
  Distributions from net realized gain on investments sold             --           --       (0.46)         --          --
Net asset value, end of period                                     $15.97       $21.81      $23.96      $25.52      $19.45
Total investment return at net asset value(2) (%)                   (0.68)       36.57       12.09        6.51      (23.79)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      191,979      454,934     956,374     951,449     460,971
Ratio of expenses to average net assets (%)                          2.25         2.20        2.16        2.19        2.16
Ratio of net investment income (loss) to average net assets (%)     (2.02)       (1.69)      (1.65)      (1.95)      (1.84)
Portfolio turnover rate (%)                                            66           82          59          41         107

(1) Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.


40 FUND DETAILS

--------------------------------------------------------------------------------


For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

                                               (C) 1999 John Hancock Funds, Inc.
                                                                      GROPN 7/99

       John Hancock(R)

--------------------------------------------------------------------------------

                              John Hancock

                              INSTITUTIONAL FUNDS

                              [LOGO] Prospectus
                                     July 1, 1999

--------------------------------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


Active Bond Fund

Dividend Performers Fund

Medium Capitalization Growth Fund
  formerly Multi-Sector Growth Fund

Small Capitalization Value Fund

Small Capitalization Growth Fund

International Equity Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
--------------------------------------------------------------------------------
A fund-by-fund summary          Active Bond Fund                               4
of goals, strategies, risks,
performance and expenses.       Dividend Performers Fund                       6

                                Medium Capitalization Growth Fund              8

                                Small Capitalization Value Fund               10

                                Small Capitalization Growth Fund              12

                                International Equity Fund                     14

Policies and instructions for   Your account
opening, maintaining and
closing an account in any       Who can buy shares                            16
institutional fund.             Opening an account                            16
                                Buying shares                                 17
                                Selling shares                                18
                                Transaction policies                          20
                                Dividends and account policies                20
                                Business structure                            21

Further information on the      Financial highlights                          22
institutional funds.
                                For more information                  back cover

Overview

--------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including annual expenses.

JOHN HANCOCK INSTITUTIONAL FUNDS

These funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of institutional investors, including 401(k) plan participants, seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS


Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the Federal Deposit Insurance Corporation. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.


THE MANAGEMENT FIRM

All John Hancock institutional funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

Active Bond Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks a high rate of total return consistent with prudent investment risk. In pursuing this goal, the fund normally invests 80% of assets in a diversified portfolio of investment-grade debt securities. These include corporate bonds, U.S. government and agency securities, mortgage- and asset-backed securities. In normal market conditions the fund may invest up to 20% of assets in below investment-grade securities, commonly known as junk bonds. These bonds can be rated as low as CC/Ca and their unrated equivalents.

The investment team concentrates on sector allocation, industry allocation and securities selection. They decide which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making the sector and industry allocations, the team uses top-down analysis to anticipate shifts in the business cycle, and determines which sectors and industries may benefit over the next 12 months.

The investment team uses bottom-up fundamental research to find securities that appear comparatively undervalued. The team looks at bonds of various quality levels and maturities from many different issuers. These may include bonds of foreign governments and companies which are usually U.S. dollar-denominated. There is no limit on the fund's average maturity.


The fund uses a disciplined, risk- controlled approach to fixed income management. The fund may make limited use of certain derivatives (investments whose value is based on indices or securities), especially in managing its exposure to interest rate risk. The fund intends to keep its exposure to interest rate movements generally in line with that of the markets in which it invests.

The fund seeks to be fully invested, and under normal market conditions cash and cash equivalents are limited to 10% of assets. In abnormal market conditions, the fund may temporarily invest in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

James K. Ho, CFA
---------------------------------------
Executive vice president of adviser
Joined team in 1995
Joined adviser in 1985
Began career in 1977


Anthony A. Goodchild
---------------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1994
Began career in 1968


Benjamin Matthews
---------------------------------------
Vice president of adviser
Joined team in 1995
Joined adviser in 1995
Began career in 1970

Triet Nguyen
---------------------------------------
Vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1980

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                          1996     1997    1998
                                                          4.78%   10.39%   8.97%

1999 total return as of March 31: -0.22%
Best quarter: Q3 '98, 4.09%  Worst quarter: Q1 '96, -0.93%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                           Fund         Index
1 year                                                     8.97%        9.47%
Life of fund - began 3/30/95                               8.78%        9.43%


Index: Lehman Brothers Government/Corporate Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.

MAIN RISKS

[Clip Art] The major factors that influence this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. An increase in the fund's average maturity will normally increase its sensitivity to changes in interest rates.

The fund could lose money if the credit ratings of any bonds it owns are downgraded or the issuers default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.

o In a rising interest rate environment, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.


o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.


Any U.S. government guarantees on individual securities in the portfolio do not apply to these securities' market value or current yield, or to fund shares.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                         0.50%
Other expenses                                                         1.83%
Total fund operating expenses                                          2.33%
Expense reimbursement (at least until 7/1/00)                          1.73%
Net annual operating expenses                                          0.60%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
                                $61          $561         $1,088       $2,532

FUND CODES
---------------------------
Ticker            JHABX
CUSIP             410132203
Newspaper         ActiveBd
JH fund number    421

Dividend Performers Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital with income as a secondary objective. In pursuing this goal, the fund normally invests at least 80% of assets in a diversified portfolio of U.S. stocks with market capitalizations within the range of the Standard & Poor's 500 Stock Index. On June 1, 1999, this index's range was $334.7 million to $410.8 billion.

The investment team normally invests at least 65% of assets in "dividend performers." These are companies that have typically increased their dividend payments steadily for ten years. The team conducts fundamental analysis to identify individual companies with strong balance sheets, stable and predictable earnings growth and consistently high free cash flow. They look for stocks that are reasonably priced relative to their earnings and industry. Historically, companies that meet these criteria have tended to be large, well-established leaders within their respective industries. The team generally maintains personal contact with the senior management of the companies in which the fund invests, to evaluate the strength and consistency of their management strategy.


Each security, at time of purchase, may not comprise more than 5% of the fund's assets. The fund seeks to be fully invested, and under normal market conditions cash and cash equivalents are limited to 10% of assets. The fund may make limited use of certain derivatives (investments whose value is based on indices or securities) to maintain market exposure. The fund can also invest in American Depository Receipts.

In abnormal market conditions, the fund may temporarily invest in U.S. government and agency securities (with maturities of up to three years) and more than 10% of assets in cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

John F. Snyder, III
---------------------------------------

Executive vice president of adviser
Joined team in 1995
Joined adviser in 1991
Began career in 1971


Peter M. Schofield, CFA
---------------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                           1996    1997    1998
                                                          18.56%  34.33%  17.96%

1999 total return as of March 31: 0.21%
Best quarter: Q4 '98, 20.75%  Worst quarter: Q3 '98, -11.45%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                            Fund         Index
 1 year                                                     17.96%       28.58%
 Life of fund - began 3/30/95                               23.70%       29.27%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to movements in the stock market.


The fund's investment strategy will influence performance significantly. Large-capitalization stocks could fall out of favor, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, if individual securities do not perform as the investment team expects, the fund could underperform its peers or lose money.


To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including inadequate or inaccurate financial information and social or political upheavals.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.


--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                         0.60%
Other expenses                                                         0.35%
Total fund operating expenses                                          0.95%
Expense reimbursement (at least until 7/1/00)                          0.25%
Net annual operating expenses                                          0.70%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
                                $72          $278         $501         $1,144

FUND CODES
---------------------------
Ticker            JHDPX
CUSIP             410132104
Newspaper         DivPerf
JH fund number    442

Medium Capitalization Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term capital appreciation. In pursuing this goal, the fund normally invests at least 80% of assets in a diversified portfolio of stocks with market capitalizations within the range of the Russell Midcap Growth Index. On June 1, 1999, this index's range was $190 million to $42.9 billion.


When selecting sectors on which to focus, the investment team utilizes a top-down approach. The team considers factors such as economic trends, demographics and technological changes to identify sectors whose growth exceeds that of the overall economy. Although the team concentrates on these sectors, investments are diversified across multiple industries.

Quantitative screens identify companies with at least 15% annual earnings growth, expanding profit margins and projected price/earnings ratios below their earnings growth rate.

The investment team conducts fundamental analysis to identify companies with a dominant market position and a strong management team. Before investing, the team looks for a specific catalyst for growth, such as a new product or business reorganization. The team generally maintains personal contact with the senior management of the companies in which the fund invests.

Each security, at time of purchase, may not comprise more than 5% of assets. The fund may invest up to 10% of assets in securities of foreign companies.

The fund seeks to be fully invested, and under normal market conditions cash and cash equivalents are limited to 10% of assets. The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies) to maintain market exposure.

In abnormal market conditions, the fund may temporarily invest in U.S. government and agency securities (with maturities of up to three years) and more than 10% of assets in cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGER

Barbara C. Friedman, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1973



PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                           1996    1997    1998
                                                          31.55%   3.61%   7.35%

1999 total return as of March 31: 1.03%
Best quarter: Q4 '98, 22.46%  Worst quarter: Q3 '98, -20.97%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------

                                                           Fund         Index
1 year                                                     7.35%       17.86%
Life of fund - began 4/11/95                               16.53%      21.11%*

Index: Russell Midcap Growth Index, an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation.

* Index figures as of 3/31/95.

Main Risks

[Clip Art] The value of your investment will go up and down in response to movements in the stock market.

Stocks of medium-capitalization companies may be more volatile than those of larger companies. Similarly, medium-capitalization stocks are generally traded in lower volumes than large-capitalization stocks.

The fund's investment strategy will influence performance significantly. Medium-capitalization stocks could fall out of favor, causing the fund to underperform funds that focus on other types of stocks. Similarly, if industries or individual securities do not perform as the team expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                         0.80%
Other expenses                                                         0.31%
Total fund operating expenses                                          1.11%
Expense reimbursement (at least until 7/1/00)                          0.21%
Net annual operating expenses                                          0.90%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
                                $92          $332         $591         $1,333

FUND CODES
---------------------------------------
Ticker            HMSGX
CUSIP             410132401
Newspaper         MdCapGr
JH fund number    439

Small Capitalization Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks capital appreciation. In pursuing this goal, the fund normally invests at least 80% of assets in a diversified portfolio of U.S. stocks with market capitalizations within the range of the Russell 2000 Index. On June 1, 1999, this index's range was $8.7 million to $10.3 billion.


The investment team emphasizes a relative value approach to individual stock selection. Using a valuation model and earnings screens, the team looks for companies that are selling at a discount to their long-term value. These companies typically have an identifiable catalyst for growth, such as a new product or business reorganization.

The investment team conducts fundamental analysis to identify companies with substantial cash flows, reliable revenue streams and strong competitive positions. The strength of the companies' management is also a key selection factor. The team generally maintains personal contact with the senior management of the companies in which the fund invests.

The fund diversifies across multiple industries. Each security, at time of purchase, may not comprise more than 5% of the fund's assets.


The fund invests primarily in U.S. stocks, but may invest up to 15% of assets in a basket of foreign securities and/or bonds that may be rated as low as CC/Ca and their unrated equivalents.


The fund seeks to be fully invested, and under normal market conditions cash and cash equivalents are limited to 10% of assets. The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies) to maintain market exposure.

In abnormal market conditions, the fund may temporarily invest in U.S. government and agency securities (with maturities of up to three years) and more than 10% of assets in cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Timothy E. Keefe, CFA
---------------------------------------

Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1987

Timothy E. Quinlisk, CFA
---------------------------------------
Second vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1985

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                           1996    1997    1998
                                                          15.60%  29.12%   0.30%

1999 total return as of March 31: 3.71%
Best quarter: Q4 '98, 24.05%   Worst quarter: Q3 '98, -22.62%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------

                                          Fund          Index 1       Index 2
1 year                                    0.30%         -2.55%        -6.45%
Life of fund - began 4/19/95              13.31%        15.23%        16.97%

Index 1: Russell 2000 Index, an unmanaged index of 2,000 U.S.
small-capitalization stocks.
Index 2: Russell 2000 Value Index, an unmanaged index containing those stocks from the Russell 2000 Index with a value orientation.

Main Risks

[Clip Art] The value of your investment will go up and down in response to movements in the stock market. Because the fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies are more risky than those of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's investment strategy will influence performance significantly. Small-capitalization stocks could fall out of favor, causing the fund to underperform funds that focus on other types of stocks. Similarly, if industries or individual securities do not perform as the investment team expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks, derivatives and other higher-risk securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

o The credit rating of any bonds held by the fund could be downgraded, or the issuer could default. Bond prices generally fall when interest rates rise. Junk bond prices can fall on bad news about the economy, an industry or a company.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                         0.70%
Other expenses                                                         0.76%
Total fund operating expenses                                          1.46%
Expense reimbursement (at least until 7/1/00)                          0.66%
Net annual operating expenses                                          0.80%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
                                $82          $397         $735         $1,690

FUND CODES
---------------------------
Ticker            JHFVX
CUSIP             410132500
Newspaper         SmCpVal
JH fund number    437

Small Capitalization Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. In pursuing this goal, the fund normally invests at least 80% of assets in a diversified portfolio of stocks with market capitalizations within the range of the Russell 2000 Growth Index. On June 1, 1999, this index's range was $8.7 million to $10.3 billion.


The investment team emphasizes diversification to control volatility. Investments are diversified across multiple industries.

In choosing individual securities, the investment team uses fundamental analysis. The team seeks companies with at least 20% annual revenue and earnings growth that is sustainable for the next three years. They favor companies that dominate their market niches or are poised to become market leaders. They also look for strong senior management and coherent business strategies. The team generally maintains personal contact with the senior management of the companies in which the fund invests.

Each security, at time of purchase, may not comprise more than 5% of assets. The fund may invest up to 10% of assets in securities of foreign companies.

The fund seeks to be fully invested, and under normal market conditions cash and cash equivalents are limited to 10% of assets. The fund may make limited use of certain derivatives (investments whose value is based on indices, securities or currencies) to maintain market exposure.

In abnormal market conditions, the fund may temporarily invest in U.S. government and agency securities (with maturities of up to three years) and more than 10% of assets in cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Bernice S. Behar, CFA
---------------------------------------

Senior vice president of adviser
Joined team in 1996
Joined adviser in 1991
Began career in 1986

Laura J. Allen, CFA
---------------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1998
Began career in 1981

Anurag Pandit, CFA
---------------------------------------
Vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1984

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                                   1997    1998
                                                                  14.86%  16.54%

1999 total return as of March 31: 3.76%
Best quarter: Q4 '98, 36.40%   Worst quarter: Q3 '98, -21.25%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------

                                                           Fund         Index
1 year                                                     16.54%       1.23%
Life of fund - began 5/2/96                                16.98%       4.01%


Index: Russell 2000 Growth Index, an unmanaged index containing those stocks from the Russell 2000 Index with a greater-than-average growth orientation.

Main Risks

[Clip Art] The value of your investment will go up and down in response to movements in the stock market. Because the fund concentrates on smaller companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Stocks of smaller companies are more risky than those of larger companies. Many of these companies are young and have a limited track record. Because their businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

The fund's investment strategy will influence performance significantly. Small-company stocks could fall out of favor, causing the fund to underperform funds that focus on other types of stocks. Similarly, if the individual securities do not perform as the team expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o In a down market, small-capitalization stocks, derivatives and other higher-risk securities could become harder to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                         0.80%
Other expenses                                                         3.32%
Total fund operating expenses                                          4.12%
Expense reimbursement (at least until 7/1/00)                          3.22%
Net annual operating expenses                                          0.90%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
                                $92          $957         $1,838       $4,108

FUND CODES
---------------------------
Ticker            --
CUSIP             410132856
Newspaper         --
JH fund number    418

International Equity Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks long-term growth of capital. In pursuing this goal, the fund normally invests at least 80% of assets in a diversified portfolio of foreign stocks. Foreign equity securities are issued by companies located in developed and emerging countries outside the U.S.


The fund may invest up to 30% of assets in companies domiciled in emerging markets. The fund does not maintain a fixed allocation of assets, either with respect to the type of equity securities or geography.

The investment team concentrates on country allocation and securities selection, while also seeking to diversify the fund across sectors. The team may base the fund's country allocation on a quantitative model as well as analysis of political trends and economic factors.

The investment team regularly screens companies, such as those listed in the MSCI All Country World-Ex U.S. Free Index (an unmanaged global index that excludes U.S. companies). The team then conducts fundamental analysis to identify companies with stable growth, reasonable valuations and management strength. They typically establish target buy and sell prices based on their valuation estimates. They generally maintain personal contact with the senior management of the companies in which the fund invests.

Each security, at time of purchase, may not comprise more than 5% of assets. The fund seeks to be fully invested, and under normal market conditions cash and cash equivalents are limited to 10% of assets. The fund may use certain derivatives (investments whose value is based on indices, securities or currencies).

In abnormal market conditions, the fund may temporarily invest in U.S. government and agency securities (with maturities of up to three years) and more than 10% of assets in cash equivalents. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Miren Etcheverry
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1977

Gerardo J. Espinoza
---------------------------------------
Senior vice president of adviser
Joined team in 1996
Joined adviser in 1996
Began career in 1979

John L.F. Wills
---------------------------------------
Senior vice president of adviser
Joined team in 1995
Joined adviser in 1987
Began career in 1969

SUBADVISER

John Hancock Advisers
International Limited
---------------------------------------
London-based affiliate of adviser

Founded in 1986

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------

                                                           1996    1997    1998
                                                           8.49%  -7.34%  18.77%

1999 total return as of March 31: -0.38%
Best quarter: Q4 '98, 21.93%   Worst quarter: Q3 '98, -17.16%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------

                                                           Fund         Index
1 year                                                     18.77%       14.46%
Life of fund - began 3/30/95                               6.63%        9.01%

Index: MSCI All Country World-Ex U.S. Free Index, an unmanaged index of freely traded stocks of foreign companies.

Main Risks

[Clip Art] The value of your investment will go up and down in response to movements in the stock market.

Foreign investments are more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

The fund's investment strategy will influence performance significantly. If the fund invests in countries or regions that experience economic downturns, performance could suffer. Similarly, if the individual securities or industries do not perform as the team expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Emerging market securities, derivatives and other higher-risk securities can be hard to value or to sell at a fair price.

o  Certain derivatives could produce disproportionate gains or losses.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                         0.90%
Other expenses                                                         1.83%
Total fund operating expenses                                          2.73%
Expense reimbursement (at least until 7/1/00)                          1.73%
Net annual operating expenses                                          1.00%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frames. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
                                $102         $683         $1,290       $2,934

FUND CODES

---------------------------
Ticker            JHIEX
CUSIP             410132609
Newspaper         IntlEq
JH fund number    448

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

John Hancock institutional funds are offered without any sales charge to certain types of investors, as noted below:

   o  Retirement and other benefit plans not affiliated with the adviser.

   o  Certain trusts, endowment funds and foundations.

   o  Banks and insurance companies buying shares for their own account.

   o  Investment companies not affiliated with the adviser.

   o  Any entity that is considered a corporation for tax purposes.

   o Any state, county or city, or its instrumentality, department, authority or agency.

   o Retirement plans of the adviser and its affiliates, including the adviser's affiliated brokers.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2  Determine if you are eligible, referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $250,000, unless you invest an aggregate of at least $1 million in any of the institutional funds. There is no minimum investment for plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. If you have questions or need more information, please contact Signature Services at 1-800-755-4371.

5 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

6  Make your initial investment using the table on the next page.


16  YOUR ACCOUNT

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------
            Opening an account                    Adding to an account
--------------------------------------------------------------------------------
By check

[Clip Art]  o  Make out a check for               o  Make out a check for
               the investment amount,                the investment amount
               payable to "John                      payable to "John
               Hancock Signature                     Hancock Signature
               Services, Inc."                       Services, Inc."

            o  Mail your check and                o  Fill out the detachable
               completed application                 investment slip from an
               to Signature Services                 account statement. If
               (address below).                      no slip is available,
                                                     include a note
                                                     specifying the fund
                                                     name(s), your account
                                                     number and the name(s)
                                                     in which the account is
                                                     registered.

                                                  o  Mail your check and
                                                     investment slip or note
                                                     to Signature Services
                                                     (address below).

By exchange

[Clip Art]  o  Call Signature Services            o  Call Signature Services
               to request an exchange.               to request an exchange.
               You may only exchange                 You may only exchange
               for shares of other                   for shares of other
               institutional funds.                  institutional funds.

By wire

[Clip Art]  o  Mail your completed                o  Instruct your bank to
               application to                        wire the amount of your
               Signature Services.                   investment to:
                                                       First Signature
            o  Obtain your account                     Bank & Trust
               number by calling                       Account # 900022260
               Signature Services.                     Routing # 211475000

            o  Instruct your bank to              Specify the fund name(s),
               wire the amount of your            your account number and
               investment to:                     the name(s) in which the
                 First Signature                  account is registered.
                 Bank & Trust                     Your bank may charge a fee
                 Account # 900022260              to wire funds.
                 Routing # 211475000

            Specify the fund name(s),
            the new account number and
            the name(s) in which the
            account is registered.
            Your bank may charge a fee
            to wire funds.

By phone

[Clip Art]  See "By wire" and "By                 o  Verify that your bank
            exchange."                               or credit union is a
                                                     member of the Automated
                                                     Clearing House (ACH)
                                                     system.

                                                  o  Complete the "Invest By
                                                     Phone" and "Bank
                                                     Information" sections
                                                     on your account
                                                     application.

                                                  o  Call Signature Services
                                                     to verify that these
                                                     features are in place
                                                     on your account.

                                                  o  Tell the Signature
                                                     Services representative
                                                     the fund name(s), your
                                                     account number, the
                                                     name(s) in which the
                                                     account is registered
                                                     and the amount of your
                                                     investment.
---------------------------------------
Address:
John Hancock Signature Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th Floor
Boston, MA02199

Phone Number: 1-800-755-4371
---------------------------------------


                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares
--------------------------------------------------------------------------------
By letter

[Clip Art]  o  Sales of any amount;           o  Write a letter of
               however, sales of $5              instruction indicating
               million or more must be           the fund name, your
               made by letter.                   account number, the
                                                 name(s) in which the
                                                 account is registered
                                                 and the dollar value or
                                                 number of shares you
                                                 wish to sell.

                                              o  Include all signatures
                                                 and any additional
                                                 documents that may be
                                                 required (see next
                                                 page).

                                              o  Mail the materials to
                                                 Signature Services.

                                              o  A check will be mailed
                                                 to the name(s) and
                                                 address in which the
                                                 account is registered,
                                                 or otherwise according
                                                 to your letter of
                                                 instruction.

By phone

[Clip Art]  o  Sales of up to $5              o  For automated service
               million.                          24 hours a day using
                                                 your touch-tone phone,
                                                 call the EASI-Line at
                                                 1-800-597-1897.

                                              o  To place your request
                                                 with a representative
                                                 at John Hancock Funds,
                                                 call Signature Services
                                                 between 8 A.M. and 4
                                                 P.M. Eastern Time on
                                                 most business days.

                                              o  Redemption proceeds of
                                                 up to $100,000 may be
                                                 sent by wire or by
                                                 check. A check will be
                                                 mailed to the exact
                                                 name(s) and address on
                                                 the account. Redemption
                                                 proceeds exceeding
                                                 $100,000 must be wired
                                                 to your designated bank
                                                 account.

By wire or electronic funds transfer (EFT)

[Clip Art]  o  Requests by letter to          o  To verify that the
               sell any amount.                  telephone redemption
                                                 privilege is in place
            o  Requests by phone to              on an account, or to
               sell up to $5 million             request the forms to
               (accounts with                    add it to an existing
               telephone redemption              account, call Signature
               privileges).                      Services.

                                              o  Amounts of $5 million
                                                 or more will be wired
                                                 on the next business
                                                 day.

                                              o  Amounts up to $100,000
                                                 may be sent by EFT or
                                                 by check. Funds from
                                                 EFT transactions are
                                                 generally available by
                                                 the second business
                                                 day. Your bank may
                                                 charge a fee for this
                                                 service.

By exchange

[Clip Art]  o  Sales of any amount.           o  Obtain a current
                                                 prospectus for the fund
                                                 into which you are
                                                 exchanging by calling
                                                 Signature Services.

                                              o  Call Signature Services
                                                 to request an exchange.
                                                 You may only exchange
                                                 for shares of other
                                                 institutional funds.

                                         ---------------------------------------
                                         Address:
                                         John Hancock Signature Services, Inc.
                                         101 Huntington Avenue
                                         Attn: Participant Service Center
                                         5th Floor
                                         Boston, MA02199

                                         Phone Number: 1-800-755-4371
                                         ---------------------------------------


18  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:


o  your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o  you are selling more than $5 million worth of shares

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                         Requirements for written requests
                                                                      [Clip Art]
--------------------------------------------------------------------------------

Owners of corporate or association accounts.   o  Letter of instruction.


                                               o  Corporate resolution,
                                                  certified within the
                                                  past 12 months, or a
                                                  business/organization
                                                  certification form.


                                               o  On the letter and the
                                                  resolution, the
                                                  signature of the
                                                  person(s) authorized to
                                                  sign for the account.

                                               o  Signature guarantee if
                                                  applicable (see above).

Retirement plan or pension trust accounts.     o  Letter of instruction.

                                               o  On the letter, the
                                                  signature(s) of the
                                                  trustee(s).


                                               o  Copy of the trust document
                                                  certified within the
                                                  past 12 months or a trust
                                                  certification form.


                                               o  Signature guarantee if
                                                  applicable (see above).

Account types not listed above.                o  Call 1-800-755-4371 for
                                                  instructions.


                                                                YOUR ACCOUNT  19

--------------------------------------------------------------------------------
TRANSACTION POLICIES


Valuation of shares The net asset value per share (NAV) for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.


Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one institutional fund for shares of any other institutional fund. The registration for both accounts involved must be identical.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The funds reserve the right to require that previously exchanged shares and reinvested dividends be in a fund for 90 days before a shareholder is permitted a new exchange. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every month

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.


Dividends Active Bond Fund declares income dividends daily and pays them monthly. Your income dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold. Dividend Performers Fund declares and pays any income dividends quarterly. All other funds declare and pay any income dividends annually. Capital gains, if any, are typically distributed annually.


Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


20  YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

Special investment privilege If you sell your shares as a result of withdrawing from your retirement plan, you will not be able to withdraw the proceeds and reinvest them in fund shares. However, you can reinvest in Class A shares of any John Hancock fund without paying a front-end sales charge. This privilege is available whether you reinvest into a taxable account or roll the proceeds into an IRA. If you reinvest in a taxable account, you may be subject to 20% tax withholding on the amount of your distribution.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the funds' respective investment goals without shareholder approval.

The investment adviser John Hancock Advisers, Inc., 101 Huntington Avenue, Boston, MA 02199-7603.

The subadviser for the International Equity Fund John Hancock Advisers International Limited, 32-36 Duke Street, St. James SWIY6DF, London, U.K.

Management fees The management fees paid to the investment adviser by the John Hancock institutional funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Active Bond                               0.00%
Dividend Performers                       0.35%
Medium Capitalization Growth              0.59%
Small Capitalization Value                0.04%
Small Capitalization Growth               0.00%
International Equity                      0.00%



                                                                YOUR ACCOUNT  21

Financial Highlights

--------------------------------------------------------------------------------

These tables detail the performance of each fund's share, including total return information showing how much an investment in the fund has increased or decreased each year.

Active Bond Fund

Figures audited by Deloitte & Touche LLP.


-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                       2/96(1)       2/97       2/98          2/99
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $8.50         $8.64      $8.54         $8.83
Net investment income (loss)(2)                                                     0.51          0.60       0.59          0.56
Net realized and unrealized gain (loss) on investments                              0.16         (0.09)      0.34         (0.02)
Total from investment operations                                                    0.67          0.51       0.93          0.54
Less distributions:
  Dividends from net investment income                                             (0.51)        (0.60)     (0.59)        (0.56)
  Distributions in excess of net investment income                                    --            --      (0.00)(3)     (0.00)(3)
  Distributions from net realized gain on investments sold                         (0.02)        (0.01)     (0.05)        (0.22)
  Total distributions                                                              (0.53)        (0.61)     (0.64)        (0.78)
Net asset value, end of period                                                     $8.64         $8.54      $8.83         $8.59
Total investment return at net asset value(4) (%)                                   7.76(5)       6.17      11.25          6.24
Total adjusted investment return at net asset value(4,6) (%)                       (0.46)(5)      2.72       9.21          4.51
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                       1,171         2,191      5,158         5,686
Ratio of expenses to average net assets (%)                                         0.65(7)       0.60       0.60          0.60
Ratio of adjusted expenses to average net assets(8,9) (%)                           9.60(7)       4.05       2.64          2.33
Ratio of net investment income (loss) to average net assets (%)                     6.53(7)       7.10       6.78          6.36
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)      (2.42)(7)      3.65       4.74          4.63
Portfolio turnover rate (%)                                                           71           136        230           356
Fee reduction per share(2) ($)                                                      0.75          0.30       0.18          0.15


(1) Began operations on March 30, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Total investment return assumes dividend reinvestment.
(5) Not annualized.
(6) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


22  FINANCIAL HIGHLIGHTS

Dividend Performers Fund

Figures audited by Deloitte & Touche LLP.


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                       2/96(1)        2/97        2/98        2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $8.50         $10.15      $11.91      $14.92
Net investment income (loss)(2)                                                     0.23           0.21        0.18        0.15
Net realized and unrealized gain (loss) on investments                              1.68           1.92        3.92        1.04
Total from investment operations                                                    1.91           2.13        4.10        1.19
Less distributions:
  Dividends from net investment income                                             (0.19)         (0.18)      (0.17)      (0.15)
  Distributions from net realized gain on investments sold                         (0.07)         (0.19)      (0.92)      (1.50)
  Total distributions                                                              (0.26)         (0.37)      (1.09)      (1.65)
Net asset value, end of period                                                    $10.15         $11.91      $14.92      $14.46
Total investment return at net asset value(3) (%)                                  22.79(4)       21.26       35.55        7.97
Total adjusted investment return at net asset value(3,5) (%)                       19.79(4)       20.07       35.23        7.72
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                       3,319          8,668      20,884      17,743
Ratio of expenses to average net assets (%)                                         0.75(6)        0.70        0.70        0.70
Ratio of adjusted expenses to average net assets(7,8) (%)                           4.02(6)        1.89        1.02        0.95
Ratio of net investment income (loss) to average net assets (%)                     2.51(6)        1.94        1.31        0.95
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)      (0.76)(6)       0.75        0.99        0.70
Portfolio turnover rate (%)                                                           70             37          77          64
Fee reduction per share(2) ($)                                                      0.30           0.13        0.04        0.04


(1) Began operations on March 30, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


                                                        FINANCIAL HIGHLIGHTS  23

Medium Capitalization Growth Fund

Figures audited by Deloitte & Touche LLP.


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                       2/96(1)        2/97        2/98           2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $8.50         $10.69      $12.67         $13.51
Net investment income (loss)(2)                                                    (0.01)          0.01        0.00(3)       (0.02)
Net realized and unrealized gain (loss) on investments and foreign currency
transactions                                                                        2.22           2.02        2.06          (0.68)
Total from investment operations                                                    2.21           2.03        2.06          (0.70)
Less distributions:
  Dividends from net investment income                                             (0.02)            --       (0.00)(3)         --
  Distributions from net realized gain on investments sold                            --          (0.05)      (1.22)         (1.72)
  Distributions in excess of net realized gain on investments sold                    --             --          --          (0.10)
  Total distributions                                                              (0.02)         (0.05)      (1.22)         (1.82)
Net asset value, end of period                                                    $10.69         $12.67      $13.51         $10.99
Total investment return at net asset value(4) (%)                                  25.98(5)       19.00       17.39          (5.34)
Total adjusted investment return at net asset value(4,6) (%)                       23.70(5)       18.48       17.19          (5.55)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                       8,399         29,085      40,302         16,687
Ratio of expenses to average net assets (%)                                         0.93(7)        0.90        0.90           0.90
Ratio of adjusted expenses to average net assets(8,9) (%)                           3.51(7)        1.42        1.10           1.11
Ratio of net investment income (loss) to average net assets (%)                    (0.10)(7)       0.06        0.03          (0.13)
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)      (2.68)(7)      (0.46)      (0.17)         (0.34)
Portfolio turnover rate (%)                                                          189            281         341            116
Fee reduction per share(2) ($)                                                      0.23           0.06        0.03           0.03


(1) Began operations on April 11, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Total investment return assumes dividend reinvestment.
(5) Not annualized.
(6) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


24  FINANCIAL HIGHLIGHTS

Small Capitalization Value Fund

Figures audited by Deloitte & Touche LLP.


---------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                       2/96(1)        2/97        2/98        2/99
---------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                               $8.50          $9.09       $9.38      $11.74
Net investment income (loss)(2)                                                     0.17           0.14        0.07        0.05
Net realized and unrealized gain (loss) on investments                              0.56           1.08        3.65       (1.23)
Total from investment operations                                                    0.73           1.22        3.72       (1.18)
Less distributions:
  Dividends from net investment income                                             (0.14)         (0.12)      (0.10)      (0.04)
  Distributions from net realized gain on investments sold                            --          (0.81)      (1.26)      (1.20)
  Distributions in excess of net realized gain on investments sold                    --             --          --       (0.16)
  Total distributions                                                              (0.14)         (0.93)      (1.36)      (1.40)
Net asset value, end of period                                                     $9.09          $9.38      $11.74       $9.16
Total investment return at net asset value(3) (%)                                   8.61(4)       13.78       41.81       (9.46)
Total adjusted investment return at net asset value(3,5) (%)                        5.40(4)       12.75       41.19      (10.12)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                       5,293          6,011       9,549       7,418
Ratio of expenses to average net assets (%)                                         0.83(6)        0.80        0.80        0.80
Ratio adjusted expenses to average net assets(7,8) (%)                              4.55(6)        1.83        1.42        1.46
Ratio of net investment income (loss) to average net assets (%)                     2.04(6)        1.46        0.62        0.45
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)      (1.68)(6)       0.43          --       (0.21)
Portfolio turnover rate (%)                                                           --             96         216         126
Fee reduction per share(2) ($)                                                      0.30           0.10        0.07        0.07


(1) Began operations on April 19, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


                                                        FINANCIAL HIGHLIGHTS  25

Small Capitalization Growth Fund

Figures audited by Deloitte & Touche LLP.


-----------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                                  2/97(1)        2/98           2/99
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                          $8.50          $9.24         $11.74
Net investment income (loss)(2)                                                                0.03          (0.03)         (0.07)
Net realized and unrealized gain (loss) on investments and foreign currency transactions       0.73           2.53           0.61
Total from investment operations                                                               0.76           2.50           0.54
Less distributions:
  Dividends from net investment income                                                        (0.02)         (0.00)(3)         --
  Distributions from net realized gain on investments sold                                       --             --          (0.63)
  Total distributions                                                                         (0.02)         (0.00)(3)      (0.63)
Net asset value, end of period                                                                $9.24         $11.74         $11.65
Total investment return at net asset value(4) (%)                                              8.89(5)       27.07           4.67
Total adjusted investment return at net asset value(4,6) (%)                                  (3.84)(5)      23.92           1.45
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                    999          3,102          2,453
Ratio of expenses to average net assets (%)                                                    0.90(7)        0.90           0.90
Ratio of adjusted expenses to average net assets(8,9) (%)                                     16.24(7)        4.05           4.12
Ratio of net investment income (loss) to average net assets (%)                                0.35(7)       (0.25)         (0.60)
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)                (14.99)(7)      (3.40)         (3.82)
Portfolio turnover rate (%)                                                                      92            117            125
Fee reduction per share(2) ($)                                                                 1.22           0.34           0.35


(1) Began operations on May 2, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Total investment return assumes dividend reinvestment.
(5) Not annualized.
(6) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


26  FINANCIAL HIGHLIGHTS

International Equity Fund

Figures audited by Deloitte & Touche LLP.


------------------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                              2/96(1)       2/97       2/98       2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                      $8.50         $9.24      $9.35      $9.63
Net investment income (loss)(2)                                                            0.15          0.12       0.06       0.07
Net realized and unrealized gain (loss) on investments and foreign currency
transactions                                                                               0.68          0.14       0.23       0.59
Total from investment operations                                                           0.83          0.26       0.29       0.66
Less distributions:
  Dividends from net investment income                                                    (0.08)        (0.10)     (0.01)     (0.07)
  Distributions in excess of net investment income                                           --            --         --      (0.04)
  Distributions from net realized gain on investments sold                                (0.01)        (0.05)        --         --
  Total distributions                                                                     (0.09)        (0.15)     (0.01)     (0.11)
Net asset value, end of period                                                            $9.24         $9.35      $9.63     $10.18
Total investment return at net asset value(3) (%)                                          9.81(4)       2.79       3.07       6.88
Total adjusted investment return at net asset value(3,5) (%)                               3.26(4)       0.47       2.05       5.15
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                              2,897         4,204      7,983      7,805
Ratio of expenses to average net assets (%)                                                1.05(6)       1.00       1.00       1.00
Ratio of adjusted expenses to average net assets(7,8) (%)                                  8.19(6)       3.32       2.02       2.73
Ratio of net investment income (loss) to average net assets (%)                            1.75(6)       1.26       0.60       0.69
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)             (5.39)(6)     (1.06)     (0.42)     (1.04)
Portfolio turnover rate (%)                                                                  59            68        125         83
Fee reduction per share(2) ($)                                                             0.60          0.22       0.10       0.17


(1) Began operations on March 30, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


                                                        FINANCIAL HIGHLIGHTS  27

For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock institutional funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditor's report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature
Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th Floor
Boston, MA02199

By phone: 1-800-755-4371

By EASI-Line: 1-800-597-1897

By TDD: 1-800-462-0825

On the Internet: www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

       John Hancock(R)                         (C) 1999 John Hancock Funds, Inc.
                                                                      KB0PN 7/99

--------------------------------------------------------------------------------

                                  John Hancock

                                  INSTITUTIONAL FUNDS

                                  [LOGO] Prospectus
                                         July 1, 1999

--------------------------------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


Independence Diversified Core Equity Fund II

Independence Medium
Capitalization Fund

Independence Balanced Fund

                  [LOGO] JOHN HANCOCK FUNDS
                         A Global Investment Management Firm

                         101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------


A fund-by-fund summary           Independence Diversified Core Equity Fund II  4
of goals, strategies, risks,
performance and expenses.        Independence Medium Capitalization Fund       6

                                 Independence Balanced Fund                    8


Policies and instructions for    Your account
opening, maintaining and
closing an account in any        Who can buy shares                           10
institutional fund.              Opening an account                           10
                                 Buying shares                                11
                                 Selling shares                               12
                                 Transaction policies                         14
                                 Dividends and account policies               14
                                 Business structure                           15


Further information on these     Financial highlights                         16
funds.


                                 For more information                 back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK INSTITUTIONAL FUNDS

The institutional funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of institutional investors, including 401(k) plan participants, seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS


Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the Federal Deposit Insurance Corporation. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.


THE MANAGEMENT FIRM

All John Hancock institutional funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including annual expenses.

Independence Diversified Core Equity Fund II

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return, consisting of capital appreciation and income. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks. The portfolio's risk profile is substantially similar to that of the S&P 500 Index.


The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 70% to 80% of these companies also are included in the S&P 500 Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced

o  momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the S&P 500 Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks.


In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
-------------------------------
Team responsible for day-to-day
investment management

A subsidiary of John Hancock
Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                           1996    1997    1998

                                                          20.08%  29.49%  30.16%

1999 total return as of March 31: 2.25%
Best quarter: Q4 '98, 25.14% Worst quarter: Q3 '98, -13.20%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                  Fund     Index
1 year                                                           30.16%   28.58%
Life of fund - began 3/10/95                                     27.78%   30.20%

Index: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------
Management fee                                                             0.50%
Other expenses                                                             0.13%
Total fund operating expenses (1)                                          0.63%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frame. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
                                              $64      $202     $351     $786

FUND CODES

---------------------------
Ticker            COREX
CUSIP             410132708
Newspaper         IndpCorll
JH fund number    425


(1) The adviser has agreed to limit the fund's expenses to 0.70% of the fund's average daily net assets (at least until 7/1/00). However, the fund's expenses for the last fiscal year end amounted to 0.63%.

Independence Medium Capitalization Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund normally invests at least 65% of assets in a diversified portfolio of medium-capitalization stocks. The managers select stocks of medium-capitalization companies from a broader menu of stocks of approximately 550 companies that evolves over time. The portfolio's risk profile is substantially similar to that of the S&P MidCap 400 Index.

For the fund, a medium-capitalization company is one whose capitalization is within the S&P MidCap 400 Index's capitalization range. On June 1, 1999, this index's range was $205 million to $14.151 billion. Companies whose capitalizations are outside this index's range after purchase also are considered medium-capitalization companies.


The subadviser's investment research team is organized by industry and tracks the companies in the menu to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced

o  momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the S&P MidCap 400 Index, results in a portfolio of approximately 140 to 160 medium-capitalization stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks.


In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.


The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
-------------------------------
Team responsible for day-to-day
investment management

A subsidiary of John Hancock
Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                           1996    1997    1998

                                                          17.10%  33.09%  12.25%

1999 total return as of March 31: 0.65%
Best quarter: Q4 '98, 18.00% Worst quarter: Q3 '98, -17.08%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                  Fund    Index
1 year                                                           12.25%   19.11%
Life of fund - began 10/2/95                                     20.51%   21.92%

Index: S&P MidCap 400 Index, an unmanaged index of 400 stocks of medium-capitalization companies.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. Medium-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on large- or small-capitalization stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.80%
Other expenses                                                             0.80%
Total fund operating expenses                                              1.60%
Expense reimbursement (at least until 7/1/00)                              0.60%
Net annual operating expenses                                              1.00%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frame. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
                                              $102     $446     $814     $1,849

FUND CODES

---------------------------
Ticker            JHMCX
CUSIP             410132872
Newspaper         IndpMdCp
JH fund number    410

Independence Balanced Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return through capital appreciation and income. To pursue this goal, the fund invests in a diversified portfolio of investment-grade bonds and primarily large-capitalization stocks. The bond portfolio's risk profile is substantially similar to that of the Lehman Brothers Aggregate Bond Index and the stock portfolio's risk profile is substantially similar to that of the S&P 500 Index. The fund invests at least 25% of assets in bonds and, in normal market conditions, at least 25% of assets in stocks. The managers adjust the fund's asset mix to changing market and economic conditions.

In actively managing the bond portfolio, the managers combine market and individual bond data with management experience to assess the relative value of particular bond market sectors and bonds. These include U.S. government, corporate, mortgage-backed and asset-backed bonds and U.S. dollar denominated foreign bonds. Using this approach, the managers select bonds of any maturity from among these sectors to develop an investment-grade-quality, diversified portfolio with a risk profile substantially similar to that of the Lehman Brothers Aggregate Bond Index.


The fund's bonds will be investment grade, as determined by independent ratings or the managers. The fund may retain bonds downgraded below investment grade.


In actively managing the stock portfolio, the managers select from a large, evolving menu of stocks which they track to develop earnings estimates and growth projections. Using computer models, they rank the stocks by their combination of value and momentum. Adding a risk/return analysis against the S&P 500 Index results in a portfolio of stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks and bonds.


In abnormal market conditions, the fund may temporarily invest more than 75% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
-------------------------------
Team responsible for day-to-day
investment management

A subsidiary of John Hancock
Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indices for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                           1996    1997    1998

                                                          10.39%  17.42%  21.45%

1999 total return as of March 31: 1.38%
Best quarter: Q4 '98, 15.90% Worst quarter: Q3 '98, -6.67%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                    Fund     Index 1     Index 2
1 year                                             21.45%     28.58%      8.69%
Life of fund - began 7/6/95                        16.82%     28.45%      7.82%

Index 1: Standard & Poor's 500 Stock Index, an unmanaged index of 500 stocks. Index 2: Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. government, corporate, mortgage-backed and asset-backed bonds.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock and bond market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform balanced funds that focus on small- or medium-capitalization stocks for their stock portfolios.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:


o Bonds could be downgraded in credit rating or go into default. Bond prices generally fall when interest rates rise and longer maturity will increase volatility.

o If interest-rate movements cause the fund's mortgage-backed or asset-backed bonds or other callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.


o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

The fund may trade securities actively, which may increase its transaction costs, thus lowering performance.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                             0.70%
Other expenses                                                             0.25%
Total fund operating expenses                                              0.95%
Expense reimbursement (at least until 7/1/00)                              0.05%
Net annual operating expenses                                              0.90%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frame. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                      Year 1   Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
                                              $92      $298     $521     $1,162

FUND CODES

---------------------------
Ticker            JHIBX
CUSIP             410132864
Newspaper         IndpBal
JH fund number    436

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

John Hancock institutional funds are offered without any sales charge to certain types of investors, as noted below:

   o  Retirement and other benefit plans not affiliated with the adviser.

   o  Certain trusts, endowment funds and foundations.

   o  Banks and insurance companies buying shares for their own account.

   o  Investment companies not affiliated with the adviser.

   o  Any entity that is considered a corporation for tax purposes.

   o Any state, county or city, or its instrumentality, department, authority or agency.

   o Retirement plans of the adviser and its affiliates, including the adviser's affiliated brokers.


Your broker or agent may charge you a fee to effect transactions in fund shares.


--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2  Determine if you are eligible, referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $250,000, unless you invest an aggregate of at least $1 million in any of the institutional funds. There is no minimum investment for plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. If you have questions or need more information, please contact Signature Services at 1-800-755-4371.

5 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

6  Make your initial investment using the table on the next page.


10  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
            Opening an account                Adding to an account

By check

[Clip Art]  o  Make out a check for the       o  Make out a check for the
               investment amount, payable        investment amount payable
               to "John Hancock Signature        to "John Hancock Signature
               Services, Inc."                   Services, Inc."

            o  Mail your check and            o  Fill out the detachable
               completed application to          investment slip from an
               Signature Services (address       account statement. If no
               below).                           slip is available, include
                                                 a note specifying the fund
                                                 name(s), your account
                                                 number and the name(s) in
                                                 which the account is
                                                 registered.

                                              o  Mail your check and
                                                 investment slip or note to
                                                 Signature Services (address
                                                 below).

By exchange

[Clip Art]  o  Call Signature Services to     o  Call Signature Services to
               request an exchange. You          request an exchange. You
               may only exchange for             may only exchange for
               shares of other                   shares of other
               institutional funds.              institutional funds.

By wire

[Clip Art]  o  Mail your completed            o  Instruct your bank to wire
               application to Signature          the amount of your
               Services.                         investment to:
                                                  First Signature Bank & Trust
            o  Obtain your account number         Account # 900022260
               by calling Signature               Routing # 211475000
               Services.
                                              Specify the fund name(s), your
            o  Instruct your bank to wire     account number and the name(s)
               the amount of your             in which the account is
               investment to:                 registered. Your bank may
                First Signature Bank & Trust charge a fee to wire funds. Account # 900022260
                Routing # 211475000

            Specify the fund name(s), the
            new account number and the
            name(s) in which the account
            is registered. Your bank may
            charge a fee to wire funds.

By phone

[Clip Art]  See "By wire" and "By             o  Verify that your bank or
            exchange."                           credit union is a member of
                                                 the Automated Clearing
                                                 House (ACH) system.

                                              o  Complete the "Invest By
                                                 Phone" and "Bank
                                                 Information" sections on
                                                 your account application.

                                              o  Call Signature Services to
                                                 verify that these features
                                                 are in place on your
                                                 account.

                                              o  Tell the Signature Services
                                                 representative the fund
                                                 name(s), your account
                                                 number, the name(s) in
                                                 which the account is
                                                 registered and the amount
                                                 of your investment.

-------------------------------------

Address:
John Hancock Signature Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th Floor
Boston, MA 02199

Phone Number: 1-800-755-4371

-------------------------------------

                                                                YOUR ACCOUNT  11

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o  Sales of any amount;           o  Write a letter of
               however, sales of $5              instruction indicating the
               million or more must be           fund name, your account
               made by letter.                   number, the name(s) in
                                                 which the account is
                                                 registered and the dollar
                                                 value or number of shares
                                                 you wish to sell.

                                              o  Include all signatures and
                                                 any additional documents
                                                 that may be required (see
                                                 next page).

                                              o  Mail the materials to
                                                 Signature Services.

                                              o  A check will be mailed to
                                                 the name(s) and address in
                                                 which the account is
                                                 registered, or otherwise
                                                 according to your letter of
                                                 instruction.

By phone

[Clip Art]  o  Sales of up to $5 million.     o  For automated service 24
                                                 hours a day using your
                                                 touch-tone phone, call the
                                                 EASI-Line at
                                                 1-800-597-1897.

                                              o  To place your request with
                                                 a representative at John
                                                 Hancock Funds, call
                                                 Signature Services between
                                                 8 A.M. and 4 P.M. Eastern
                                                 Time on most business days.

                                              o  Redemption proceeds of up
                                                 to $100,000 may be sent by
                                                 wire or by check. A check
                                                 will be mailed to the exact
                                                 name(s) and address on the
                                                 account. Redemption
                                                 proceeds exceeding $100,000
                                                 must be wired to your
                                                 designated bank account.

By wire or electronic funds transfer (EFT)

[Clip Art]  o  Requests by letter to sell     o  To verify that the
               any amount.                       telephone redemption
                                                 privilege is in place on an
            o  Requests by phone to sell         account, or to request the
               up to $5 million (accounts        forms to add it to an
               with telephone redemption         existing account, call
               privileges).                      Signature Services.

                                              o  Amounts of $5 million or
                                                 more will be wired on the
                                                 next business day.

                                              o  Amounts up to $100,000 may
                                                 be sent by EFT or by check.
                                                 Funds from EFT transactions
                                                 are generally available by
                                                 the second business day.
                                                 Your bank may charge a fee
                                                 for this service.

By exchange

[Clip Art]  o  Sales of any amount.           o  Obtain a current prospectus
                                                 for the fund into which you
                                                 are exchanging by calling
                                                 Signature Services.

                                              o  Call Signature Services to
                                                 request an exchange. You
                                                 may only exchange for
                                                 shares of other
                                                 institutional funds.

                                           -------------------------------------

                                           Address:
                                           John Hancock Signature Services, Inc.
                                           101 Huntington Avenue
                                           Attn: Participant Service Center
                                           5th Floor
                                           Boston, MA 02199

                                           Phone Number: 1-800-755-4371

                                           -------------------------------------


12  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:


o  your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o  you are selling more than $5 million worth of shares

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]


Owners of corporate or association      o  Letter of instruction.
accounts.
                                        o  Corporate resolution, certified
                                           within the past 12 months, or a
                                           business/organization certification
                                           form.


                                        o  On the letter and the resolution,
                                           the signature of the person(s)
                                           authorized to sign for the
                                           account.

                                        o  Signature guarantee if applicable
                                           (see above).

Retirement plan or pension trust        o  Letter of instruction.
accounts.
                                        o  On the letter, the signature(s)
                                           of the trustee(s).


                                        o  Copy of the trust document certified
                                           within the past 12 months or a
                                           trust certification form.


                                        o  Signature guarantee if applicable
                                           (see above).

Account types not listed above.         o  Call 1-800-755-4371 for
                                           instructions.


                                                                YOUR ACCOUNT  13

--------------------------------------------------------------------------------
TRANSACTION POLICIES


Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.


Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one institutional fund for shares of any other institutional fund. The registration for both accounts involved must be identical.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The funds reserve the right to require that previously exchanged shares and reinvested dividends be in a fund for 90 days before a shareholder is permitted a new exchange. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.


Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:
o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every month

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends Diversified Core Equity Fund II and Balanced Fund declare and pay any income dividends quarterly. Medium Capitalization Fund declares and pays any income dividends annually. Capital gains, if any, are distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


14  YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

Special investment privilege If you sell your shares as a result of withdrawing from your retirement plan, you will not be able to withdraw the proceeds and reinvest them in fund shares. However, you can reinvest in Class A shares of any John Hancock fund without paying a front-end sales charge. This privilege is available whether you reinvest into a taxable account or roll the proceeds into an IRA. If you reinvest in a taxable account, you may be subject to 20% tax withholding on the amount of your distribution.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the funds' respective investment goals without shareholder approval.

The investment adviser John Hancock Advisers, Inc., 101 Huntington Avenue, Boston, MA 02199-7603.

The subadviser Independence Investment Associates, Inc., 53 State Street, Boston, MA 02109.

Management fees The management fees paid to the investment adviser by the John Hancock institutional funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Diversified Core Equity II                                       0.50%
Medium Capitalization                                            0.80%
Balanced                                                         0.70%

                                                                YOUR ACCOUNT  15

Financial Highlights
--------------------------------------------------------------------------------

These tables detail the performance of each fund's share, including total return information showing how much an investment in the fund has increased or decreased each year.

Independence Diversified Core Equity Fund II

Figures audited by Deloitte & Touche LLP.


---------------------------------------------------------------------------------------------------------------------------
Period ended:                                                                      2/96(1)       2/97       2/98       2/99
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                              $8.50        $10.96     $12.76     $15.34
Net investment income (loss)(2)                                                    0.20          0.20       0.17       0.12
Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                            2.38          2.23       3.91       2.76
Total from investment operations                                                   2.58          2.43       4.08       2.88
Less distributions:
  Dividends from net investment income                                            (0.11)        (0.19)     (0.17)     (0.14)
  Distributions from net realized gain on investments sold and foreign
    currency transactions                                                         (0.01)        (0.44)     (1.33)     (2.39)
  Total distributions                                                             (0.12)        (0.63)     (1.50)     (2.53)
Net asset value, end of period                                                   $10.96        $12.76     $15.34     $15.69
Total investment return at net asset value(3) (%)                                 30.48(4)      22.63      33.61      18.98
Total adjusted investment return at net asset value(3,5) (%)                      30.42(4)        N/A        N/A        N/A
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                    188,679       320,029    572,093    552,296
Ratio of expenses to average net assets (%)                                        0.70(6)       0.67       0.65       0.63
Ratio of adjusted expenses to average net assets(7,8) (%)                          0.76(6)        N/A        N/A        N/A
Ratio of net investment income (loss) to average net assets (%)                    2.00(6)       1.65       1.12       0.76
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)      1.94(6)        N/A        N/A        N/A
Portfolio turnover rate (%)                                                          39            81         76         55
Fee reduction per share(2) ($)                                                     0.01           N/A        N/A        N/A


(1) Began operations on March 10, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


16  FINANCIAL HIGHLIGHTS

Independence Medium Capitalization Fund

Figures audited by Deloitte & Touche LLP.


-----------------------------------------------------------------------------------------------------------------------
Period ended:                                                                     2/96(1)      2/97      2/98      2/99
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $8.50        $9.29    $10.45    $13.30
Net investment income (loss)(2)                                                   0.08         0.12      0.09      0.08
Net realized and unrealized gain (loss) on investments                            0.74         1.45      3.69      0.06
Total from investment operations                                                  0.82         1.57      3.78      0.14
Less distributions:
  Dividends from net investment income                                           (0.03)       (0.12)    (0.09)    (0.09)
  Distributions from net realized gain on investments sold                          --        (0.29)    (0.84)    (1.31)
  Total distributions                                                            (0.03)       (0.41)    (0.93)    (1.40)
Net asset value, end of period                                                   $9.29       $10.45    $13.30    $12.04
Total investment return at net asset value(3) (%)                                 9.71(4)     17.19     37.30      0.96
Total adjusted investment return at net asset value(3,5) (%)                      7.00(4)     15.49     36.94      0.36
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                     3,923        5,240     9,722    10,407
Ratio of expenses to average net assets (%)                                       1.00(6)      1.00      1.00      1.00
Ratio of adjusted expenses to average net assets(7,8) (%)                         7.55(6)      2.70      1.36      1.60
Ratio of net investment income (loss) to average net assets (%)                   1.94(6)      1.26      0.75      0.59
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)    (4.61)(6)    (0.44)     0.39     (0.01)
Portfolio turnover rate (%)                                                          3           78        65        67
Fee reduction per share(2) ($)                                                    0.26         0.17      0.04      0.08


(1) Began operations on October 2, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


                                                        FINANCIAL HIGHLIGHTS  17

Independence Balanced Fund

Figures audited by Deloitte & Touche LLP.


-----------------------------------------------------------------------------------------------------------------------
Period ended:                                                                     2/96(1)      2/97      2/98      2/99
-----------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                             $8.50        $9.25     $9.94    $11.42
Net investment income (loss)(2)                                                   0.25         0.38      0.38      0.26
Net realized and unrealized gain (loss) on investments                            0.63         0.73      1.60      1.37
Total from investment operations                                                  0.88         1.11      1.98      1.63
Less distributions:
  Dividends from net investment income                                           (0.13)       (0.34)    (0.35)    (0.29)
  Distributions from net realized gain on investments sold                          --        (0.08)    (0.15)    (0.77)
  Total distributions                                                            (0.13)       (0.42)    (0.50)    (1.06)
Net asset value, end of period                                                   $9.25        $9.94    $11.42    $11.99
Total investment return at net asset value(3) (%)                                10.42(4)     12.36     20.44     14.50
Total adjusted investment return at net asset value(3,5) (%)                      7.36(4)     11.62     20.28     14.45
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                     5,155       13,093    77,116    82,969
Ratio of expenses to average net assets (%)                                       0.90(6)      0.90      0.90      0.90
Ratio of adjusted expenses to average net assets(7,8) (%)                         5.58(6)      1.64      1.06      0.95
Ratio of net investment income (loss) to average net assets (%)                   3.96(6)      3.96      3.52      2.26
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)    (0.72)(6)     3.22      3.36      2.21
Portfolio turnover rate (%)                                                         31          149       224       158
Fee reduction per share(2) ($)                                                    0.29         0.07      0.02      0.01


(1) Began operations on July 6, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


18  FINANCIAL HIGHLIGHTS

                               [GRAPHIC OMITTED]

For more information

Two documents are available that offer further information on the John Hancock institutional funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditor's report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature
Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th Floor
Boston, MA 02199

By phone: 1-800-755-4371

By EASI-Line: 1-800-597-1897

By TDD: 1-800-462-0825

On the Internet: www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public
Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number: 811-8852

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

                                               (C) 1999 John Hancock Funds, Inc.
                                                                      KI0PN 7/99

John Hancock(R)

--------------------------------------------------------------------------------

                                  John Hancock

                                  INSTITUTIONAL FUNDS

                                  CLASS I


                                  [LOGO] Prospectus
                                         July 1, 1999

--------------------------------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


Core Growth Fund formerly Independence Growth Fund

Core Value Fund formerly Independence Value Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of          Core Growth Fund                          4
goals, strategies, risks,
performance and expenses.          Core Value Fund                           6

Policies and instructions for      Your account
opening, maintaining and
closing an account in any          Who can buy shares                        8
institutional fund.                Opening an account                        8
                                   Buying shares                             9
                                   Selling shares                           10
                                   Transaction policies                     12
                                   Dividends and account policies           12
                                   Business structure                       13

Further information on these       Financial Highlights                     14
funds.

                                   For more information             back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK INSTITUTIONAL FUNDS

The institutional funds offer clearly defined investment strategies, each focusing on a particular market segment and following a disciplined investment process. Blended together or selected individually, these funds are designed to meet the needs of institutional investors, including 401(k) plan participants, seeking risk-managed investment strategies from seasoned professional portfolio managers.

RISKS OF MUTUAL FUNDS


Mutual funds are not bank deposits and are not insured or endorsed by any bank, government agency or the Federal Deposit Insurance Corporation. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.


THE MANAGEMENT FIRM

All John Hancock institutional funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including annual expenses.

Core Growth Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes stocks of companies with relatively high potential long-term earnings growth. The portfolio's risk profile is substantially similar to that of the Russell 1000 Growth Index.


The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 40% to 50% of these companies also are included in the Russell 1000 Growth Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced

o  momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Growth Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
--------------------------------------------------------------------------------

Team responsible for day-to-day investment management

A subsidiary of John Hancock Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class I year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                              1996      1997      1998

                                             20.52%    36.22%    37.94%

1999 total return as of March 31: 2.70% Best quarter: Q4 '98, 27.44% Worst quarter: Q3 '98, -12.00%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                            Class I        Index
1 year                                      37.94%         38.71%
Life of Class I - began 10/2/95             30.52%         29.73%

Index: Russell 1000 Growth Index, an unmanaged index of growth company stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Also, large-capitalization growth stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on large-capitalization value stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                 0.80%
Other expenses                                                 1.18%
Total fund operating expenses                                  1.98%
Expense reimbursement (at least until 7/1/00)                  1.03%
Net annual operating expenses                                  0.95%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frame. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses             Year 1   Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
                      $97      $522     $972     $2,223


FUND CODES

---------------------------
Ticker              JHIGX
CUSIP               --
Newspaper           --
JHfund number       420

Core Value Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks above-average total return. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes relatively undervalued stocks and high dividend yields. The portfolio's risk profile is substantially similar to that of the Russell 1000 Value Index.


The managers select from a menu of stocks of approximately 550 companies that evolves over time. Approximately 50% to 60% of these companies also are included in the Russell 1000 Value Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced

o  momentum, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Value Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund must sell any stocks that fall into the bottom 20% of the menu.


In normal market conditions, the fund is almost entirely invested in stocks.


In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs, thus lowering performance.

================================================================================

SUBADVISER

Independence Investment
Associates, Inc.
--------------------------------------------------------------------------------

Team responsible for day-to-day investment management

A subsidiary of John Hancock Mutual Life Insurance Company

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The year-by-year and average annual figures are for Class A shares, which are offered in a separate prospectus. Class I has the same expense structure that Class A had prior to July 1, 1999. Annual returns should be substantially similar since both classes invest in the same portfolio. However, annual returns will differ to the extent the classes have different expenses. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                           1996      1997      1998

                                          20.66%    30.63%    18.79%

1999 total return as of March 31: 0.48% Best quarter: Q4 '98, 18.79% Worst quarter: Q3 '98, -13.99%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                             Class A        Index
1 year                                       18.79%         15.63%
Life of Class A - began 10/2/95              24.14%         24.29%

Index: Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will go up and down in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Also, large-capitalization value stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on large-capitalization growth stocks.

The fund's management strategy will influence performance significantly. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political upheavals.

================================================================================

YOUR EXPENSES

[Clip Art] Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses
--------------------------------------------------------------------------------

Management fee                                                 0.80%
Other expenses                                                 1.08%
Total fund operating expenses                                  1.88%
Expense reimbursement (at least until 7/1/00)                  0.93%
Net annual operating expenses                                  0.95%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frame. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses             Year 1   Year 3   Year 5    Year 10
--------------------------------------------------------------------------------
                      $97     $500     $930      $2,125


FUND CODES

---------------------------
Ticker              --
CUSIP               --
Newspaper           --
JH fund number      488

Your account

--------------------------------------------------------------------------------
WHO CAN BUY SHARES

John Hancock institutional funds are offered without any sales charge to certain types of investors, as noted below:

   o  Retirement and other benefit plans not affiliated with the adviser.

   o  Certain trusts, endowment funds and foundations.

   o  Banks and insurance companies buying shares for their own account.

   o  Investment companies not affiliated with the adviser.

   o  Any entity that is considered a corporation for tax purposes.

   o Any state, county or city, or its instrumentality, department, authority or agency.

   o Retirement plans of the adviser and its affiliates, including the adviser's affiliated brokers.


The funds offer Class A, Class B and Class C shares, which have their own expense structure and are available in separate prospectuses. Call Signature Services for more information (see back cover of this prospectus).


Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2  Determine if you are eligible, referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $250,000, unless you invest an aggregate of at least $1 million in any of the institutional funds. There is no minimum investment for plans with at least 350 eligible employees.

4 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. If you have questions or need more information, please contact Signature Services at 1-800-755-4371.

5 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

6  Make your initial investment using the table on the next page.


8 YOUR ACCOUNT

--------------------------------------------------------------------------------
 Buying shares
--------------------------------------------------------------------------------
          Opening an account                   Adding to an account

By check

[Clip Art]  o  Make out a check for the        o  Make out a check for the
               investment amount, payable to      investment amount payable to
               "John Hancock Signature            "John Hancock Signature
               Services, Inc."                    Services, Inc."

            o  Mail your check and completed   o  Fill out the detachable
               application to Signature           investment slip from an
               Services (address below).          account statement. If no slip
                                                  is available, include a note
                                                  specifying the fund name(s),
                                                  your account number and the
                                                  name(s) in which the account
                                                  is registered.

                                               o  Mail your check and investment
                                                  slip or note to Signature
                                                  Services (address below).

By exchange

[Clip Art]  o  Call Signature Services to      o  Call Signature Services to
               request an exchange. You may       request an exchange. You may
               only exchange for shares of        only exchange for shares of
               other institutional funds.         other institutional funds.

By wire

[Clip Art]  o  Mail your completed             o  Instruct your bank to wire
               application to Signature           the amount of your
               Services.                          investment to:
                                                    First Signature Bank & Trust
            o  Obtain your account number           Account # 900022260
               by calling Signature                 Routing # 211475000
               Services.
                                               Specify the fund name(s), your
            o  Instruct your bank to wire      account number and the name(s)
               the amount of your              in which the account is
               investment to:                  registered. Your bank may
                 First Signature Bank & Trust charge a fee to wire funds. Account # 900022260
                 Routing # 211475000


            Specify the fund name(s), the
            new account number and the
            name(s) in which the account is
            registered. Your bank may
            charge a fee to wire funds.

By phone

[Clip Art]  See "By wire" and "By exchange."   o  Verify that your bank or
                                                  credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.

                                               o  Complete the "Invest By
                                                  Phone" and "Bank
                                                  Information" sections on
                                                  your account application.

                                               o  Call Signature Services to
                                                  verify that these features
                                                  are in place on your
                                                  account.

                                               o  Tell the Signature Services
                                                  representative the fund
                                                  name(s), your account
                                                  number, the name(s) in which
                                                  the account is registered
                                                  and the amount of your
                                                  investment.

------------------------------------------

Address:
John Hancock Signature Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th Floor
Boston, MA 02199

Phone Number: 1-800-755-4371

------------------------------------------


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                      To sell some or all of your shares

By letter

[Clip Art]  o  Sales of any amount;            o  Write a letter of
               however, sales of $5 million       instruction indicating the
               or more must be made by            fund name, your account
               letter.                            number, the name(s) in which
                                                  the account is registered
                                                  and the dollar value or
                                                  number of shares you wish to
                                                  sell.

                                               o  Include all signatures and
                                                  any additional documents
                                                  that may be required (see
                                                  next page).

                                               o  Mail the materials to
                                                  Signature Services.

                                               o  A check will be mailed to
                                                  the name(s) and address in
                                                  which the account is
                                                  registered, or otherwise
                                                  according to your letter of
                                                  instruction.

By phone

[Clip Art]  o  Sales of up to $5 million.      o  For automated service 24
                                                  hours a day using your
                                                  touch-tone phone, call the
                                                  EASI-Line at 1-800-597-1897.

                                               o  To place your request with a
                                                  representative at John
                                                  Hancock Funds, call
                                                  Signature Services between 8
                                                  A.M. and 4 P.M. Eastern Time
                                                  on most business days.

                                               o  Redemption proceeds of up to
                                                  $100,000 may be sent by wire
                                                  or by check. A check will be
                                                  mailed to the exact name(s)
                                                  and address on the account.
                                                  Redemption proceeds
                                                  exceeding $100,000 must be
                                                  wired to your designated
                                                  bank account.

By wire or electronic funds transfer (EFT)

[Clip Art]  o  Requests by letter to sell      o  To verify that the telephone
               any amount.                        redemption privilege is in
                                                  place on an account, or to
            o  Requests by phone to sell up       request the forms to add it
               to $5 million (accounts with       to an existing account, call
               telephone redemption               Signature Services.
               privileges).
                                               o  Amounts of $5 million or
                                                  more will be wired on the
                                                  next business day.

                                               o  Amounts up to $100,000 may
                                                  be sent by EFT or by check.
                                                  Funds from EFT transactions
                                                  are generally available by
                                                  the second business day.
                                                  Your bank may charge a fee
                                                  for this service.

By exchange

[Clip Art]  o  Sales of any amount.            o  Obtain a current prospectus
                                                  for the fund into which you
                                                  are exchanging by calling
                                                  Signature Services.

                                               o  Call Signature Services to
                                                  request an exchange. You may
                                                  only exchange for shares of
                                                  other institutional funds.

                                      ------------------------------------------

                                           Address:
                                           John Hancock Signature Services, Inc.
                                           101 Huntington Avenue
                                           Attn: Participant Service Center
                                           5th Floor
                                           Boston, MA 02199

                                           Phone Number: 1-800-755-4371

                                      ------------------------------------------


10 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:


o  your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o  you are selling more than $5 million worth of shares

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                               Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]


Owners of corporate or association   o  Letter of instruction.
accounts.
                                     o  Corporate resolution, certified within
                                        the past 12 months, or a business/
                                        organization certification form.



                                     o  On the letter and the resolution, the
                                        signature of the person(s) authorized to sign for the account.

                                     o  Signature guarantee if applicable (see
                                        above).

Retirement plan or pension trust     o  Letter of instruction.
accounts.
                                     o  On the letter, the signature(s) of the
                                        trustee(s).


                                     o  Copy of the trust document
                                        certified within the past 12
                                        months or a trust certification
                                        form.



                                     o  Signature guarantee if applicable (see
                                        above).

Account types not listed above.      o  Call 1-800-755-4371 for instructions.


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
TRANSACTION POLICIES


Valuation of shares The net asset value per share (NAV) for each fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may trade foreign stock or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.


Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one institutional fund for shares of any other institutional fund. The registration for both accounts involved must be identical.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. The funds reserve the right to require that previously exchanged shares and reinvested dividends be in a fund for 90 days before a shareholder is permitted a new exchange. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o  after any changes of name or address of the registered owner(s)

o  in all other circumstances, every month

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds declare and pay any income dividends annually. Capital gains, if any, are distributed annually.

Dividend Reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


12 YOUR ACCOUNT

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

Special investment privilege If you sell your shares as a result of withdrawing from your retirement plan, you will not be able to withdraw the proceeds and reinvest them in fund shares. However, you can reinvest in Class A shares of any John Hancock fund without paying a front-end sales charge. This privilege is available whether you reinvest into a taxable account or roll the proceeds into an IRA. If you reinvest in a taxable account, you may be subject to 20% tax withholding on the amount of your distribution.

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The funds' board of trustees oversees each fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the funds' respective investment goals without shareholder approval.

The investment adviser John Hancock Advisers, Inc., 101 Huntington Avenue, Boston, MA 02199-7603.

The subadviser Independence Investment Associates, Inc., 53 State Street, Boston, MA 02109.

Management fees The management fees paid to the investment adviser by the John Hancock institutional funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Core Growth                                                      0.00%
Core Value                                                       0.00%



                                                                 YOUR ACCOUNT 13

Financial Highlights

--------------------------------------------------------------------------------

These tables detail the performance of each fund's share, including total return information showing how much an investment in the fund has increased or decreased each year.

Core Growth Fund

Figures audited by Deloitte & Touche LLP.


------------------------------------------------------------------------------------------------------------------------------------
Class I - period ended:                                                         2/96(1)         2/97       2/98       2/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $   8.50       $  9.29    $ 11.01    $ 14.88
Net investment income (loss)(2)                                                    0.03          0.05       0.04       0.01
Net realized and unrealized gain (loss) on investments                             0.81          2.16       4.34       3.40
Total from investment operations                                                   0.84          2.21       4.38       3.41
Less distributions:
  Dividends from net investment income                                            (0.03)        (0.04)     (0.03)     (0.02)
  Distributions in excess of net investment income                                   --            --         --      (0.00)(3)
  Distributions from net realized gain on investments sold                        (0.02)        (0.45)     (0.48)     (0.62)
  Total distributions                                                             (0.05)        (0.49)     (0.51)     (0.64)
Net asset value, end of period                                                 $   9.29       $ 11.01    $ 14.88    $ 17.65
Total investment return at net asset value(4) (%)                                  9.94(5)      24.19      40.52      22.92
Total adjusted investment return at net asset value(4,6) (%)                      (5.63)(5)     17.40      37.95      21.89
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                        549           883      4,605      7,855
Ratio of expenses to average net assets (%)                                        0.95(7)       0.95       0.95       0.95
Ratio of adjusted expenses to average net assets(8,9) (%)                         38.57(7)       7.74       3.52       1.98
Ratio of net investment income (loss) to average net assets (%)                    0.91(7)       0.49       0.34       0.06
Ratio of adjusted net investment income (loss) to average net assets(8,9) (%)    (36.71)(7)     (6.30)     (2.23)     (0.97)
Portfolio turnover rate (%)                                                          21           142         91         54
Fee reduction per share(2) ($)                                                     1.36          0.68       0.33       0.17


(1) Began operations on October 2, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Total investment return assumes dividend reinvestment.
(5) Not annualized.
(6) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


14 FINANCIAL HIGHLIGHTS

Core Value Fund

The financial information presented is for periods prior to the creation of Class I shares on July 1, 1999.

Figures audited by Deloitte & Touche LLP.


-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                           2/96(1)        2/97        2/98        2/99
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                              $   8.50      $  9.47     $ 10.88     $ 13.93
Net investment income (loss)(2)                                                       0.10         0.23        0.21        0.15
Net realized and unrealized gain (loss) on investments                                0.96         1.77        3.33        1.23
Total from investment operations                                                      1.06         2.00        3.54        1.38
Less distributions:
  Dividends from net investment income                                               (0.09)       (0.19)      (0.13)      (0.18)
  Distributions from net realized gain on investments sold                              --        (0.40)      (0.36)      (2.77)
  Total distributions                                                                (0.09)       (0.59)      (0.49)      (2.95)
Net asset value, end of period                                                    $   9.47      $ 10.88     $ 13.93     $ 12.36
Total investment return at net asset value(3) (%)                                    12.52(4)     21.36       32.97        9.87
Total adjusted investment return at net asset value(3,5) (%)                         (1.18)(4)    15.92       32.02        8.94
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                           682        1,323       7,747       6,685
Ratio of expenses to average net assets (%)                                           0.95(6)      0.95        0.95        0.95
Ratio of adjusted expenses to average net assets(7,8) (%)                            34.06(6)      6.39        1.90        1.88
Ratio of net investment income (loss) to average net assets (%)                       2.81(6)      2.26        1.60        1.03
Ratio of adjusted net investment income (loss) to average net assets(7,8) (%)       (30.30)(6)    (3.18)       0.65        0.10
Portfolio turnover rate (%)                                                             12           66         119          61
Fee reduction per share(2) ($)                                                        1.22         0.55        0.12        0.13


(1) Began operations on October 2, 1995.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Total investment return assumes dividend reinvestment.
(4) Not annualized.
(5) An estimated total return calculation, which does not take into consideration fee reductions by the adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease and adjusted net income as a percentage of average net assets is expected to increase as the net assets of the fund grow.


                                                         FINANCIAL HIGHLIGHTS 15

--------------------------------------------------------------------------------


For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on the John Hancock institutional funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditor's report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature
Services, Inc.
101 Huntington Avenue
Attn: Participant Service Center
5th Floor
Boston, MA 02199

By phone: 1-800-755-4371

By EASI-Line: 1-800-597-1897

By TDD: 1-800-462-0825

On the Internet: www.jhancock.com/funds

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC

By phone: 1-800-SEC-0330

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

SEC file number: 811-8852

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603

       John Hancock(R)                         (C) 1999 John Hancock Funds, Inc.
                                                                     K20PN  7/99

                     JOHN HANCOCK INSTITUTIONAL SERIES TRUST
                              101 Huntington Avenue
                           Boston, Massachusetts 02199



                          John Hancock Active Bond Fund
                      John Hancock Dividend Performers Fund
                 John Hancock Medium Capitalization Growth Fund
                       (formerly Multi-Sector Growth Fund)
                  John Hancock Small Capitalization Value Fund
                  John Hancock Small Capitalization Growth Fund
                     John Hancock International Equity Fund
            John Hancock Independence Diversified Core Equity Fund II
              John Hancock Independence Medium Capitalization Fund
                     John Hancock Independence Balanced Fund

                 (each, a "Fund" and collectively, the "Funds")


                       Statement of Additional Information

                                  July 1, 1999

This Statement of Additional Information provides information about the Funds in addition to the information that is contained in the John Hancock Series Funds' Prospectus and in the Independence Funds' Prospectus dated July 1, 1999 (together, the "Prospectuses").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                                  P.O. Box 9296
                        Boston, Massachusetts 02205-9296
                                 1-800-755-4371

                                TABLE OF CONTENTS
                                                                            Page
Organization of the Funds                                                      2
Investment Objectives and Policies                                             2
-The John Hancock Series Funds                                                 3
-The Independence Funds                                                        3
Investment Restrictions                                                       16
Those Responsible for Management                                              18
Investment Advisory and Other Services                                        35
Distribution Contract                                                         38
Net Asset Value                                                               38
Special Redemptions                                                           39
Description of the Funds' Shares                                              39
Tax Status                                                                    41
Calculation of Performance                                                    46
Brokerage Allocation                                                          47
Transfer Agent Services                                                       49
Custody of Portfolio                                                          49
Independent Auditors                                                          50
Appendix A--Description of Securities Ratings                                A-1
Financial Statements                                                         F-1


ORGANIZATION OF THE FUNDS

Each Fund is a series of John Hancock Institutional Series Trust (the "Trust") an open-end investment management company organized as a Massachusetts business trust on October 31, 1994 under the laws of the Commonwealth of Massachusetts.


Small Capitalization Growth Fund, Dividend Performers Fund, Active Bond Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund and International Equity Fund are sometimes referred to herein collectively as the "John Hancock Series Funds." Diversified Core Equity Fund II, Medium Capitalization Fund and Balanced Fund are sometimes referred to herein collectively as the "Independence Funds."


The investment adviser of each Fund is John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned indirect subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"). The subadviser of International Equity Fund is John Hancock Advisers International Limited ("JHAI"). The investment subadviser of each Independence Fund is Independence Investment Associates, Inc. ("IIA"). Together, JHAI, and IIA are sometimes referred to herein collectively as the "Subadvisers" or, individually, as the "Subadviser." Each Subadviser is an affiliate of the Life Company.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of each Fund's investment objective and policies as discussed in the Prospectuses. There is no assurance that any Fund will achieve its investment objective.

Each Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. Each Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

A.  The John Hancock Series Funds.

For a further description of the John Hancock Series Funds' investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the John Hancock Series Funds' Prospectus and "Investment Restrictions" in this Statement of Additional Information. See Appendix A to this Statement of Additional Information for a description of the quality categories of corporate bonds in which certain of the John Hancock Series Funds may invest.

 B.  The Independence Funds.

For a further description of the Independence Funds' investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the Independence Funds' Prospectus and "Investment Restrictions" in this Statement of Additional Information.


Common stocks. Dividend Performers Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund, Small Capitalization Growth Fund and each Independence Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Debt securities. Active Bond Fund, Small Capitalization Value Fund and Independence Balanced Fund may regularly invest in debt obligations. Debt securities of corporate and governmental issuers in which the Funds may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

Preferred stocks. Dividend Performers Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund, Small Capitalization Growth Fund and each Independence Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. Each John Hancock Series Fund and Independence Balanced Fund may invest in convertible securities which may include corporate notes or preferred stock. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investments in Foreign Securities and Emerging Countries. Each Independence Fund and Dividend Performers Fund may invest in U.S. dollar denominated securities of foreign issuers and in American Depository Receipts. Independence Balanced Fund may invest in Yankee Bonds. Medium Capitalization Growth Fund and Small Capitalization Growth Fund may invest up to 10% of total assets and Small Capitalization Value Fund may invest up to 15% of total assets in U.S. dollar and foreign currency denominated securities of foreign issuers. Active Bond Fund may invest up to 25% of total assets in Yankee Bonds, U.S. dollar (excluding U.S. dollar denominated Canadian securities) and foreign currency denominated securities of foreign issuers. International Equity Fund will invest primarily in U.S. dollar and foreign currency denominated securities of foreign issuers. International Equity Fund may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets.


Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

The Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Forward Foreign Currency Transactions. Each John Hancock Series Fund, other than Dividend Performers Fund, may engage in forward foreign currency transactions. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Funds may also deal in forward foreign currency exchange contracts involving currencies of the different countries in which they may invest as a hedge against possible variations in the foreign exchange rate between these currencies. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. The Funds' dealings in forward foreign currency exchange contracts will be limited to hedging either specified transactions or portfolio positions. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser or Subadviser. The Funds will not engage in speculative forward foreign currency exchange transactions.

If a Fund purchases a forward contract to purchase foreign currency, the Fund will segregate cash or liquid securities, of any type or maturity, in a separate account in an amount necessary to complete the forward contract. These assets will be marked to market daily and if the value of the assets in the separate account declines, additional cash or liquid assets will be added so that the value of the account will equal the amount of the Fund's commitment in purchased forward contracts.

Hedging against a decline in the value of currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above the devaluation level they anticipate.

The cost to the Funds of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Repurchase Agreements. Each Fund may enter into repurchase agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. Each Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that a Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by each Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by a Fund which it is obligated to repurchase. Each Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, a Fund will not enter into reverse repurchase agreements or borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of a Fund's total assets (including the amount borrowed) taken at market value. Each Fund will not use leverage to attempt to increase income. Each Fund will not purchase securities while outstanding borrowings exceed 5% of that Fund's total assets. Each Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. International Equity Fund and Active Bond Fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. Dividend Performers Fund, Small Capitalization Value Fund, Small Capitalization Growth Fund and Medium Capitalization Growth Fund may purchase and write (sell) call and put options on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. International Equity Fund and Active Bond Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or, with respect to International Equity Fund, currency to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on a security or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account with a value at least equal to the Fund's obligation under the option,
(ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. Each Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Each Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund's portfolio securities.

Each Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To hedge against changes in interest rates, securities prices or currency exchange rates, International Equity Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, foreign currencies and any other financial instruments and indices and purchase and write call and put options on these futures contracts. To hedge against changes in interest rates or securities prices, Active Bond Fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities) and securities indices, and any other financial instruments and indices and purchase and write call and put options on these futures contracts. Dividend Performers Fund. Small Capitalization Value Fund, Small Capitalization Growth Fund and Medium Capitalization Growth Fund may for hedging purposes purchase and sell futures contracts based on securities indices and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by a Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which the portfolio securities are quoted or denominated. When securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices or foreign currency rates that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by a Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, a Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by each Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. Each John Hancock Series Fund will engage in futures and related options transactions either for bona fide hedging purposes as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities or the currency in which they are quoted or denominated) it intends to purchase.

Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. Each Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Funds losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Warrants. Each John Hancock Series Fund may invest in warrants. Warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants tend to be more volatile than their underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.


Government Securities. Each Fund may invest in government securities. However, Dividend Performers Fund, Small Capitalization Growth Fund, Medium Capitalization Growth Fund and International Equity Fund may invest more than 10% of total assets in government securities, for defensive purposes only. If not, for defensive purposes, these funds may only invest up to 10% of total assets in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. Active Bond Fund and each Independence Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Funds do not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows a Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, a Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; a Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the rating of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

Lower Rated High Yield Debt Obligations. Active Bond Fund and Small Capitalization Value may invest in high yielding, fixed income securities rated below investment grade (e.g., rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or BBB or lower by Standard & Poor's Ratings Group ("S&P")). Active Bond Fund will not invest in securities rated below Ca by Moody's or CC by S&P. Small Capitalization Value may invest up to 15% of its net assets in securities rated as low as Ca by Moody's or CC by S & P and their equivalents.

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix A to this Statement of Additional Information which describes the characteristics of corporate bonds in the various ratings categories. The Funds may invest in comparable quality unrated securities which, in the opinion of the Adviser or Subadviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately the Funds' assets. The reduced availability of reliable, objective data may increase the Funds' reliance on management's judgment in valuing high yield bonds. In addition, the Funds' investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.


Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund can lend portfolio securities having a total value of 33 1/3% of its total assets.


Short-Term Trading. Each John Hancock Series Fund may engage in short-term trading. These Funds intend to use short-term trading of securities as a means of managing their portfolio to achieve their respective investment objective. In reaching a decision to sell one security and purchase another security at approximately the same time, the Funds will take into account a number of factors, for fixed income funds. These include the quality ratings, interest rates, yields, maturity dates, call prices, and refunding and sinking fund provisions of the securities under consideration, as well as historical yield spreads and current economic information. Equity funds may engage in short-term trading for special situations. These special situations may include arbitrage opportunities, extraordinary positive or negative earnings surprises, takeover situations, spin-offs, asset plays, management changes or a reorganization. The success of short-term trading will depend upon the ability of the Funds to evaluate particular securities, to anticipate relevant market factors, including trends of interest rates and earnings and variations from such trends, to obtain relevant information, to evaluate it promptly, and to take advantage of its evaluations by completing transactions on a favorable basis. It is expected that the expenses involved in short-term trading, which would not be incurred by an investment company which does not use this portfolio technique, will be less than the profits and other benefits which will accrue to shareholders.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. Each Fund has adopted the following investment restrictions which may not be changed without the approval of a majority of the applicable Fund's outstanding voting securities which, as used in the Prospectuses and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of a Fund's shares represented at a meeting if more than 50% of a Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

A Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) in the case of Small Capitalization Growth Fund, in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act. A Fund, other than Small Capitalization Growth Fund, may not borrow money for the purpose of leveraging the Funds' assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. Small Capitalization Growth Fund has no current intention of entering into reverse repurchase agreements or dollar rolls.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S.
         Government or any of its agencies, instrumentalities or authorities.

9.       For each Fund with respect to 75% of total assets,  purchase securities
         of  an  issuer   (other  than  the  U.S.   Government,   its  agencies,
         instrumentalities or authorities), if:

                  (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

A Fund may not:

1. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

2. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

3. Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

4. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

5. Invest for the purpose of exercising control over or management of any company.

6. For Dividend Performers Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund, Small Capitalization Growth Fund and International Equity Fund each security at time of purchase may not comprise more than 5% of the Fund's assets.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Funds is managed by the Trustees who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or directors of the Funds' Adviser and/or one or more or the Subadvisers, or officers and/or directors of the Funds' principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman
                                                                                and Chief Executive Officer, John
                                                                                Hancock Funds, Inc. ("John Hancock
                                                                                Funds"); Chairman, First Signature
                                                                                Bank and Trust Company; Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Advisers International
                                                                                (Ireland) Limited ("International
                                                                                Ireland"), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member,
                                                                                Investment Company Institute Board
                                                                                of Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science;
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation (until
                                                                                September 1996); Director, John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       19



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee                                Chairman and Chief Executive
John Hancock Place                                                              Officer, John Hancock Mutual Life
P.O. Box 111                                                                    Insurance Company; Director, the
Boston, MA 02117                                                                Adviser, John Hancock Funds,
July 1937                                                                       Insurance Agency, John Hancock
                                                                                Subsidiaries, Inc., The Berkeley
                                                                                Group, Federal Reserve Bank of
                                                                                Boston, Signature Services (until
                                                                                January 1997;) Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).


James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (since 1995).




-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       20


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).


Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.


Harold R. Hiser, Jr.                     Trustee                                Executive Vice President,
123 Highland Avenue                                                             Schering-Plough Corporation
Short Hill, NJ  07078                                                           (pharmaceuticals) (retired 1996);
October 1931                                                                    Director, ReCapital Corporation
                                                                                (reinsurance) (until 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       21


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer,
101 Huntington Avenue                                                           Chief Investment Officer and
Boston, MA  02199                                                               Director, the Adviser, The Berkeley
August 1953                                                                     Group; Executive Vice President and
                                                                                Director, John Hancock Funds;
                                                                                Director, Advisers International,
                                                                                Insurance Agency, Inc. and
                                                                                International Ireland; President and
                                                                                Director, SAMCorp. and NM Capital;
                                                                                Executive Vice President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       22


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Leo E. Linbeck, Jr.                      Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                 Officer and Director, Linbeck
Houston, TX 77027                                                               Corporation (a holding company
August 1934                                                                     engaged in various phases of the
                                                                                construction industry and
                                                                                warehousing interests); Former
                                                                                Chairman, Federal Reserve Bank of
                                                                                Dallas (1992, 1993); Chairman of
                                                                                the Board, Linbeck Construction
                                                                                Corporation; Director, Duke Energy
                                                                                Corporation (a diversified energy
                                                                                company), Daniel Industries, Inc.
                                                                                (manufacturer of gas measuring
                                                                                products and energy related
                                                                                equipment), GeoQuest International
                                                                                Holdings, Inc. (a geophysical
                                                                                consulting firm); Director, Greater
                                                                                Houston Partnership.


Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       23


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., Insurance
August 1937                                                                     Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; The Berkeley Group; JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Signature Services (until January
                                                                                1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       24


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President , Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer and Treasurer, the
Boston, MA  02199                                                               Adviser, the Berkeley Group and John
August 1952                                                                     Hancock Funds, Inc.; Vice President
                                                                                and Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       25


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital and SAMCorp.;
                                                                                Clerk, Insurance Agency, Inc.;
                                                                                Counsel, John Hancock Mutual Life
                                                                                Insurance Company (until February
                                                                                1996).


Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group.
March 1950

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Funds and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms Hodsdon, each a non-Independent Trustee, and each of the officers of the Funds, who are interested persons of the Adviser and/or affiliates, are compensated by the Adviser, and/or affiliates and receive no compensation from the Funds for their services.


                                Aggregate
                                Compensation          Total Compensation from
                                From the Funds'       the Funds and the John
                                fiscal year ended     Hancock Fund Complex
Independent Trustees            February 28, 1999     to Trustees/Directors (1)
--------------------            -----------------     -------------------------

James F. Carlin                     $  4,357                   $  74,000
William H. Cunningham  (2)             4,357                      74,000
Ronald R. Dion                         4,460                      18,500
Charles F. Fretz                         792                      57,121
Harold R. Hiser, Jr. (2)               4,086                      70,000
Charles L. Ladner                      4,558                      77,100
Leo E. Linbeck, Jr.                    4,357                      74,000
Patricia P. McCarter  (2)                539                      43,696
Steven R. Pruchansky  (2)              4,558                      77,100
Norman H. Smith  (2)                   4,703                      79,350
John P. Toolan  (2)                    4,558                      77,100
                                ------------              --------------
Total                            $    41,325              $      721,967


(1) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees as of the calendar year ended December 31, 1998. As of that date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-three funds. Effective October 1, 1998, Mr. Fretz and Ms. McCarter resigned as Trustees of the Complex.

(2) As of December 31, 1998, the value of the aggregate deferred compensation from all funds in the John Hancock Funds Complex for Mr. Cunningham was $320,943, for Mr. Hiser was $115,084, for Ms. McCarter was $183,645, for Mr. Pruchansky was $75,016, for Mr. Smith was $109,807 and for Mr. Toolan was $403,714 under the John Hancock Deferred Compensation Plan for Independent Trustees.


As of June 10, 1999 the officers and trustees of the Trust as a group owned 0% of the outstanding shares of Active Bond Fund; 0% of the outstanding shares of Medium Capitalization Growth Fund; 1.81% of the outstanding shares of Small Capitalization Value Fund; 0% of the outstanding shares of International Equity Fund; 2.34% of the outstanding shares of Small Capitalization Growth Fund; 0% of the outstanding shares of Independence Diversified Core Equity Fund II, 1.59% of the outstanding shares of Dividend Performers Fund, 0% of the outstanding shares of Independence Balanced Fund, and 0% of the outstanding shares of Independence Medium Capitalization Fund and as of that date, the following shareholders beneficially owned 5% of or more of the outstanding shares of the Funds listed below:

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder             Fund               Shares
-------------------------------             ----               ------

Northwestern Trust Company              Active Bond             9.50%
FBO ARGO System Ret Plan
1201 Third Ave Suite 2010
Seattle WA 98101-3026

The Investment Incentive Plan           Active Bond            28.44%
101 Huntington Avenue
Boston MA  02199-7603

Hartford Provision Co                   Active Bond            10.70%
Retirement & Savings Plan
205 Enterprise Drive
Bristol CT 0610-8410

Sipex Corporation                       Active Bond            10.02%
Sipex Tax Deferred Savings Plan
22 Linnell Circle
Billerica MA 01821-3901

Manistique Papers, Inc.                 Active Bond             8.46%
401(K) Plan
453 S Mackinac Ave
Mainstique MI 49854-1354

The Arden Group, Inc.                   Active Bond             5.60%
401(k) Retirement  Savings Plan
2020 South Central Avenue
Compton CA 90220-5302

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

Gilbane                              International Equity        22.92%
Gilbane Profit Sharing Plan
7 Jackson Walkway
Providence RI 02902-3623

The Investment Incentive Plan        International Equity        18.22%
101 Huntington Avenue
Boston MA 02199-7603

Mendes & Mount LLP                   International Equity        12.28%
Plan II
750 South Avenue
New York NY 10019-6834

Mendes & Mount LLP                   International Equity        10.01%
Plan I
750 South Avenue
New York NY 10019-6834

King Provision Corp & Southern       International Equity         9.41%
Industrial Corp 401K Plan
9009 Regency Square Boulevard
Jacksonville FL 32211-8118

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

P. B. & S. Chemical Company        International Equity            6.64%
Retirement Plan
1405 Highway 136 West
PO Box 20
Henderson  KY 42420-0020

Texon USA, Inc.                    International Equity            5.03%
Savings Plan for Employees of
Texon USA
1190 Huntington Road
Russell MA 01071

Invesco Retirement Plan Services   Independence Diversified Core  17.96%
400 Colony Square Ste 2100         Equity Fund II
1201 Peachtree Street NE
Atlanta GA 30361-3500

Weil Gotshal & Manges Section      Independence Diversified Core   7.94%
401K Savings & Investment Trust    Equity Fund II
767 Fifth Avenue
New York NY 10153-0023

Charles Schwabb Trust Company FBO  Independence Diversified Core   5.24%
Gaylord Entertainment Co.          Equity Fund II
401K Savings Plan
1 Montgomery Street 7th Floor
San Francisco CA

                                                                  Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                       Shares
-------------------------------           ----                       ------

Boeing Information Services, Inc.     Independence Diversified Core       5.94%
7990 Boeing Court, M/S CV-42          Equity Fund II
Vienna VA 22182-3925

Independence Investment Associates    Independence Medium Capitalization  8.55%
53 State Street
Boston MA 02109-2809

Hancock Investment Subsidiaries       Independence Medium Capitalization  9.61%
401K Plan & Trust
Independence Investment Assoc Ttee
53 State Street
Boston MA 02109-2809

Independence Investment Associates    Independence Medium                 5.75%
Employee Deferred Compensation        Capitalization
53 State Street
Boston MA 02109-2809

Gilbane                               Independence Medium                57.11%
Gilbane Profit Sharing Plan           Capitalization
7 Jackson Walkway
Providence RI 02902-3623

Dan River, Inc.                       Independence Medium                 7.73%
401K Plan                             Capitalization
917 West Main Street
Pepperell MA 01463-1563

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

The Investment Incentive Plan         Dividend Performers        23.96%
101 Huntington Avenue
Boston MA 02199-7603

Stinnes Corp.                         Dividend Performers        23.72%
Profit Sharing Plan
120 White Plains Road
Tarrytown NY 10591-5522

Mendes & Mount LLP                    Dividend Performers        13.98%
Retirement Plan I
750 South Avenue
New York NY 10019-6834

Mendes & Mount LLP                    Dividend Performers        10.44%
Retirement Plan II
750 South Avenue
New York NY 10019-6834

Delta Distributors, Inc.              Dividend Performers         7.13%
401K & Profit Sharing Plan
610 Fisher Road
Longview TX 75604-5201

Boeing Information Services, Inc.     Independence Balanced      15.51%
7990 Boeing Court, M/S CV-42
Vienna VA 22182-3925

Gilbane                               Independence Balanced       8.14%
Gilbane Profit Sharing Plan
7 Jackson Walkway
Providence RI 02902-3623

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

Dan River, Inc.                      Independence Balanced           7.21%
401K Plan
7 Jackson Walkway
Providence RI 02902-3623

P. B. & S. Chemical Co.              Independence Balanced           7.18%
Retirement Plan
1405 Highway 136 West
PO Box 20
Henderson  KY 42420-0020

Boeing Defense and Space Irving      Independence Balanced           6.57%
Boeing - Irving Vol Savings Plan
3131 Story Road West
Irving TX 75038-3514

The Investment Incentive Plan        Medium Capitalization Growth   17.98%
101 Huntington Avenue
Boston MA 02199-7603

P. B. & S. Chemical Co.              Medium Capitalization Growth   16.62%
Retirement Plan
1405 Highway 136 West
PO Box 20
Henderson  KY 42420-0020

Mendes & Mount LLP                   Medium Capitalization Growth   11.85%
Retirement Plan I
750 South Avenue
New York NY 10019-6834

Mendes & Mount LLP                   Medium Capitalization Growth   10.87%
Retirement Plan II
750 South Avenue
New York NY 10019-6834

                                                               Percentage of
                                                               Total Outstanding
Name and Address of Shareholder           Fund                 Shares
-------------------------------           ----                 ------

Stinnes Corp                        Medium Capitalization Growth     9.47%
Profit Sharing Plan
120 White Plains Road
Tarrytown NY 10591-552

Globe Manufacturing Co              Medium Capitalization Growth     6.75%
401K Plan
456 Bedford Street
Fall River MA 02720-4802


Gilbane                             Small Capitalization Value      65.12%
Gilbane Profit Sharing Plan
7 Jackson Walkway
Providence RI 02902-3623

The Investment Incentive Plan       Small Capitalization Value      32.81%
101 Huntington Avenue
Boston MA 02199-7603

The Investment Incentive Plan       Small Capitalization Growth     54.58%
101 Huntington Avenue
Boston MA 02199-7603

Cape Ann Local Lodge #2654          Small Capitalization Growth      8.31%
401K Plan
c/o Gloucester Engineering
PO Box 900
Gloucester MA 01931-0900

Merrimac Paper Company, Inc.        Small Capitalization Growth      5.61%
Merrimac Paper Union 401K Plan
9 South Canal Street
Lawrence MA 01843-1412


Shareholders of a Fund having beneficial ownership of more than 25% of the shares of a Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control that Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Funds and the other mutual funds and publicly traded investment companies in the John Hancock group of funds, having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Funds' shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses or redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders, meetings; trade association membership; insurance premiums; and any extraordinary expenses.

With respect to International Equity Fund, the Adviser has entered into a Sub-Advisory Agreement with JHAI. With respect to each Independence Fund, the
Adviser has entered into a Sub-Advisory Agreement with IIA. Under each respective Sub-Advisory Agreement, the corresponding Subadviser, subject to the review of the Trustees and the over-all supervision of the Adviser, is responsible for managing the investment operations of the corresponding Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. JHAI, located at 6th Floor, Dukes's Court, 32-36 Duke Street, St. James's, London SWIY 6DF, England is a wholly owned subsidiary of the Adviser, formed in 1987 to provide investment research and advisory services to U.S. institutional clients. IIA, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc.


As compensation for its services under the Advisory Agreement, each Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of each Fund.



     Funds                                                                      Rate
     -----                                                                      ----


Active Bond  Fund                                        .50% of average daily net assets up to $1.5 billion
                                                         .45% of such assets in excess of $1.5 billion

Small Capitalization Value Fund                          .70% of average daily net assets up to $500 million
                                                         .65% of such assets in excess of $500 million

Dividend Performers Fund                                 .60% of average daily net assets up to $500 million
                                                         .55% of such assets in excess of $500 million

Medium Capitalization Growth Fund                        .80% of average daily net assets up to $500 million
                                                         .75% of such assets in excess of $500 million

Small Capitalization Growth Fund                         .80% of average daily net assets

International Equity Fund                                .90% of average daily net assets up to $500 million
                                                         .65% of such assets in excess of $500 million

Balanced Fund                                            .70% of the average daily net assets up to $500 million
                                                         .65% of such assets in excess of $500 million

Diversified Core Equity Fund II                          .50% of the average daily net assets

Medium Capitalization Fund                               .80% of the average daily net assets up to $500 million
                                                         .75% of such assets in excess of $500 million


The advisory  fees paid by Small  Capitalization  Growth Fund and  International
Equity Fund are greater than those paid by most funds. Due to the added complexity of managing funds with investment strategies similar to these Funds, advisory fees of similar funds tend to be higher than those paid by most funds. Also, the advisory fees paid by Medium Capitalization Fund are greater, but they are comparable to those paid by many investment companies with similar investment objectives and policies.

The Adviser (not the Fund) pays a portion of its fee from International Equity Fund to the Subadviser at the following rate: 70% of the advisory fee payable on the Fund's average daily net assets up to $500 million and 90% of the advisory fee payable on the Fund's assets exceeding $500 million, Diversified Core Equity Fund II, 80% of the advisory fee payable on the Fund's average daily net assets; Medium Capitalization Fund, 55% of the advisory fee payable on the Fund's average daily net assets and Balanced Fund, 60% of the advisory fee payable on the Fund's average daily net assets.


For the period ended February 28, 1999, the Adviser waived the entire investment management fee for all Funds except Small Capitalization Value Fund, Dividend Performers Fund, Medium Capitalization Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund. For the period ended February 28, 1999, the Adviser received $3,095, $69,056, $189,005, $511,989,
$2,716,529 and $20,569 after expense limitation from Small Capitalization Value Fund, Dividend Performers Fund, Medium Capitalization Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund, respectively. The Adviser paid the Subadviser of Dividend Core Equity II Fund $2,174,244, the Subadviser of International Equity Fund $7,339 and the Subadviser of Balanced Fund (effective January 1, 1998) $329,387.
The Subadvisers waived all other subadvisory fees for the period.

For the period ended February 28, 1998, the Adviser waived the entire investment management fee for all Funds except Small Capitalization Value Fund, Dividend Performers Fund, Medium Capitalization Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund. For the period ended February 28, 1998, the Adviser received $5,528, $43,601, $225,934, $245,098,
$2,212,037 and $31,293 after expense limitation from Small Capitalization Value Fund, Dividend Performers Fund, Medium Capitalization Growth Fund, Balanced Fund, Diversified Core Equity Fund II and Medium Capitalization Fund, respectively. The Adviser paid the Subadviser of Dividend Core Equity Fund II $1,775,718, the Subadviser of International Equity Fund $43,303 and the Subadviser of Balanced Fund (effective January 1, 1998) $49,958.
The Subadvisers waived all other subadvisory fees for the period.


For the period ended February 28, 1997, the Adviser waived the entire investment management fees for all Funds except Medium Capitalization Growth Fund and Diversified Core Equity Fund II. For the period ended February 28, 1997, the Adviser received $53,016 after expense limitation from Medium Capitalization Growth Fund. The Adviser received $1,280,296 from Diversified Core Equity Fund II and the Adviser paid the Subadviser $ 1,020,770.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Funds may also be held by other funds or investment advisory clients for which the Adviser, the Subadvisers or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for a Fund or for other funds or clients for which the Adviser or Subadvisers render investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadvisers or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to each Advisory Agreement, where applicable, Sub-Advisory Agreement, the Adviser and Subadviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable Agreement.

Under each Advisory Agreement, each Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Under the Sub-Advisory Agreement of each Independence Fund, each Independence Fund may use the name "Independence" or any name derived from or similar to it only for as long as the Sub-Advisory Agreement is effect. When the Sub-Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use any name indicating that it is advised by or otherwise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of each Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement was approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and Distribution Agreement, will continue in effect from year to year, provided that its continuation is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of such parties. Each of these Agreements may be terminated on 60 days written notice by any party or by vote of a majority to the outstanding voting securities of the applicable Fund and will terminate automatically if assigned. Each Sub-Advisory Agreement terminates automatically upon the termination of the corresponding Advisory Agreement.


Accounting and Legal Services Agreement. The Trust, on behalf of the Funds, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended February 28, 1999, 1998 and 1997, the Fund paid the Adviser the following for services under this Agreement:
Balanced Fund $12,152, $8,091 and $1,477, Medium Capitalization Fund $1,587, $1,287 and $820, Diversified Core Equity Fund II $84,538, $79,447 and $48,011,
Active Bond Fund $858, $658 and $308, Dividend Performers Fund $3,109, $2,742 and $929, Medium Capitalization Growth Fund $5,047, $6,771 and $3,506, Small Capitalization Value Fund $1,235, $1,308 and $1,084, Small Capitalization Growth Fund $352, $420 and $99 and International Equity Fund $1,324, $1,232 and $616.


In order to avoid conflicts with portfolio trades for the Funds, the Adviser, the Subadviser and the Funds have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: Pre-clearance for all personal trades and a ban on the purchase of initial public offerings as well as contributions to specified charities of profits on securities held for less than 91 days. The Subadviser's restrictions may differ where appropriate, as long as they maintain the same intent. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come first.

DISTRIBUTION CONTRACT


The Fund has a Distribution Agreement with John Hancock Funds. Under the Agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Funds which are continually offered at net asset value next determined. John Hancock Funds may make payment out of its own resources to a Selling Broker who sells shares of a fund. This payment may not exceed 0.15% of the amount invested.


NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing the net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

SPECIAL REDEMPTIONS

Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. Each Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, each Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

DESCRIPTION OF THE FUNDS' SHARES


The Trustees of the Trust are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of eleven series of which nine series are described herein. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. Also, the Trustees have not authorized the issuance of additional classes of shares.

Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Each Fund's shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


A Fund  reserves  the right to reject any  application  which  conflicts  with a
Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days.
Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A Foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

Each Fund is treated as a separate entity for accounting and tax purposes, has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

Each Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends, under normal circumstances, to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from each Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from a Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options and futures, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to a Fund's investment in stock or securities, including speculative currency positions, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed a Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by a Fund or its shareholders in future years.

If a Fund invests (either directly or through depository receipts such as ADRs, GDRs or EDRs) in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to

Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Funds would not be able to pass through to their respective shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Funds to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. Each Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The amount of a Fund's net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Subadvisers and whether the Adviser and the Subadvisers believes it to be in the best interest of the Funds to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in a Fund's portfolio or undistributed taxable income of a Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of a Fund (including by exercise of the exchange privilege), in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Also, any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

The Funds reserve the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. Although each Fund's present intention is to distribute all net capital gains, if any, the Fund will not in any event distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by such Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, each Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains of that Fund, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders. As of February 28, 1999, Medium Capitalization Growth Fund and Small Capitalization Value Fund had a capital loss carryforwards of $141,762 and $29,564, respectively, which will expire in 2007. The remaining Funds do not have any capital loss carryforwards.

For purposes of dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the applicable Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

Each Fund that invests in securities of foreign issuers may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to each Fund, other than International Equity Fund, because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Funds will not be able to pass such taxes through to their shareholders, who in consequence will not include any portion of such taxes in their incomes and will not be entitled to tax credits or deductions with respect to such taxes. However, such Funds will be entitled to deduct such taxes in determining the amounts they must distribute in order to avoid Federal income tax. If more than 50% of the value of the total assets of International Equity Fund at the close of any taxable year consists of stock or securities of foreign corporations, the International Equity Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received, and
(ii) treat such respective pro rata portions as foreign taxes paid by them.

If the election is made, shareholders of the International Equity Fund may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to holding period requirements and other limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by International Equity Fund, although such shareholders will be required to include their shares of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from International Equity Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that International Equity Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund cannot or does not make this election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

Each Fund that invests in zero coupon securities or certain PIK or increasing rate securities and any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently) accrues income on such securities prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions, may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. Each Fund must distribute, at least annually, all or substantially all of its net income and net capital gains, including such accrued income or gain, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow cash, to satisfy these distribution requirements.

Active Bond Fund and Small Capitalization Value Fund may invest in debt obligations that are in the lower rating categories or are unrated, including debt obligations of issuers not currently paying interest as well as issuers who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by Active Bond Fund and Small Capitalization Value Fund in the event they invest in such securities, in order to seek to ensure that they distribute sufficient income to preserve their status as regulated investment companies and to avoid becoming subject to Federal income or excise tax.

The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps, interest rate swaps, caps, floors and collars, and possibly other investments or transactions are or may be unclear in certain respects, and each Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

With respect to each Fund that may enter into foreign currency positions, forwards, futures and options transactions, limitations imposed by the Code on regulated investment companies may restrict the Funds' ability to enter into options, futures, foreign currency positions, and forward foreign currency contracts.

Certain options, futures and forward foreign currency contracts undertaken by a Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect their character as long-term or short-term (or in the case of certain foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, futures contract, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of a Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Funds' distributions to shareholders. A Fund will also take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to minimize any potential adverse tax consequence.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although a Fund may in its sole discretion provide relevant information to shareholders.

Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Funds may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Funds is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to a non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and unless an effective IRS Form W-8, Form W-8BEN, or other authorized withholding certificate on file, to 31% back up withholding on certain other payments from the Fund. Non U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Funds.

The Funds are not subject to Massachusetts corporate excise or franchise taxes. The Funds anticipate that, provided that the Funds qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE

Yield


For the 30-day period ended February 28, 1999, the yield of Active Bond Fund was 6.00%.


A Fund's yield is computed by dividing its net investment income per share determined for a 30-day period by the maximum offering price per share on the last day of the period, according to the following standard formula:


                                              6
                 Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                 -----
                                  cd



Where:
         a =   dividends and interest earned during the period.
         b =   net expenses accrued during the period.
         c =   the average daily number of fund shares  outstanding  during the period that would be entitled to receive dividends.
         d =   the maximum offering price per share on the last day of the period (NAV).

Total Return
------------
The average annual total return for the 1 year and life of that Fund for the period ended February 28, 1999 is as follows:


                                   One Year Ended     Commencement of Operations
                                  February 28, 1999      to February 28, 1999
                                  -----------------      --------------------

Active Bond Fund                           6.24%              8.08%  (c)
Small Capitalization Value Fund          (9.45)%             12.69%  (d)
Dividend Performers Fund                   7.97%             21.99%  (c)
Medium Capitalization Growth Fund        (5.34)%             14.04%  (e)
Small Capitalization Growth Fund           4.67%             13.99%  (b)
International Equity Fund                  6.88%              5.72%  (c)
Balanced Fund                             14.50%             15.86%  (f)
Diversified Core Equity Fund II           18.98%             26.47%  (a)
Medium Capitalization Fund                 0.96%             18.47%  (g)


(a) Commencement of operations, March 10, 1995.
(b) From commencement of operations, May 2, 1996.
(c) Commencement of operations, March 30, 1995.
(d) Commencement of operations April 19, 1995.
(e) Commencement of operations, April 11, 1995.
(f) Commencement of operations, July 6, 1995.
(g) From commencement of operations, October 2, 1995.

A Fund's total return is computed by finding the average annual compounded rate of return over the indicated period that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                n ________
                           T = \ / ERV / P - 1


Where:

         P =    a hypothetical initial investment of $1,000.
         T =    average annual total return.
         n =    number of years.
         ERV =  ending redeemable value of a hypothetical $1,000 investment made at the beginning of the one year and life of fund periods.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

In addition to average annual total returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period.

From time to time, in reports and promotional literature, a Fund's total return will be ranked or compared to indices of mutual funds and bank deposit vehicles. Such indices may include Lipper Analytical Services, Inc.'s Lipper-Mutual Performance Analysis," a monthly publication which tracks net assets and total return on equity mutual funds in the United States, as well as those published by Frank Russell, Callan Associates, Wilshire Associates and SEI.

Performance rankings and ratings reported periodically in national financial publications such as Money magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc., Morningstar, Stanger's, and Barron's. Pensions & Investments and Institutional Investor may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Funds is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of any Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease a Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities of the Funds are made by officers of the Adviser pursuant to recommendations made by an investment policy committee of the Adviser, which consists of officers and directors of the Adviser, corresponding Subadviser (if applicable), officers and Trustees who are interested persons of the Trust. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Trust, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

Each Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.


To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser and corresponding Subadviser (if applicable) of the Funds. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser and corresponding Subadviser (if applicable). The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Subadviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Funds. Similarly, research information and assistance provided to a Subadviser by brokers and dealers may benefit other advisory clients or affiliates of such Subadviser. The Funds will not make any commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser, in connection with the corresponding Subadviser (if applicable), will be primarily responsible for the allocation of the Funds' brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Trustees. For the fiscal years ended on February 28, 1997, 1998 and 1999, the Funds paid negotiated brokerage commissions in the amount as follows:
Independence Diversified Core Equity Fund II, $357,443, $617,705, and $559,111, Independence Medium Capitalization Fund, $3,963, $6,324 and $8,985, Independence Balanced Fund $4,063, $30,186 and $49,743, Dividend Performers Fund, $10,194, $39,778 and $32,953, Medium Capitalization Growth Fund, $164,166, $338,119 and $96,224, Small Capitalization Value Fund $26,007, $45,691 and $39,784, International Equity $17,069, $57,083 and $38,053, Small Capitalization Growth Fund $1,275, $5,896 and $5,313. Active Bond Fund had no negotiated brokerage commissions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, each Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended February 28, 1999, Dividend Performers Fund, Medium Capitalization Growth Fund, Small Capitalization Value Fund, Small Capitalization Growth and International Equity directed commissions in the amount of $7,658, $59,452, $5,551, $678 and $3,065, respectively to compensate brokers for research services such as industry, economics and company reviews and evaluations of securities.


The Adviser's indirect parent, the Life Company, is the indirect sole shareholder Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best results, each Fund may execute portfolio transactions with or through the Affiliated Broker. During the year ended February 28, 1999, 1998 and 1997, the Funds did not execute any portfolio transactions with the Affiliated Broker.

Signator may act as broker for the Funds on securities or commodities exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Funds, the Adviser, the corresponding Subadviser (if applicable) or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, and the corresponding Subadviser (if applicable), have, as investment advisers to the Funds, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Funds. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc. P.O. Box 9296, Boston, MA 02205-9296, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for each Fund. Each Fund pays Signature Services a fee of 0.05% of its average daily net assets.

CUSTODY OF PORTFOLIO

Portfolio securities of International Equity Fund are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Portfolio securities of the other Funds are held pursuant to a Master Custodian Agreement, as amended, between the Adviser and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the Master Custodian Agreements, Investors Bank & Trust Company and State Street Bank and Trust Company perform custody, portfolio and fund accounting services for their respective Funds.

INDEPENDENT AUDITORS


The independent auditors of the Funds are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. Deloitte & Touche LLP audits and renders opinions on the Funds' annual financial statements and reviews the Funds' annual Federal income tax returns.

                                   APPENDIX A
                                   ----------

Description of Securities Ratings1

Moody's Investors Service, Inc.


Aaa:        Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:        Bonds which are rated Baa are considered as medium grade
obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:         Bonds which are rated Ba are judged to have speculative elements;
their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:          Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:        Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

___________________________________
         The ratings described here are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

Ca:         Bonds which are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1.  An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Commercial Paper

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I or P-1 repayment ability will often be evidenced by the following characteristics:

         _        Leading market positions in well established industries.

         _        High rates of return on funds employed.

         _ Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         _ Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         _ Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Ratings Group

Investment Grade

AAA:         Debt rated AAA has the highest rating assigned by Standard &
Poor's.  Capacity to pay interest and repay principal is extremely strong.

AA:          Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A:           Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:         Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB:          Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B:           Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC:         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC:          The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C:           The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR:       NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Commercial Paper

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
********

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. A Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

             Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 1999 Annual Report to Shareholders for the year ended February 28, 1999; (filed electronically on April 28, 1999, accession number 0001010521-99-000200) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Institutional Series Trust (file nos. 33-86102 and 811-8852).

John Hancock Institutional Series Trust
    John Hancock Active Bond Fund
    John Hancock Dividend Performers Fund
    John Hancock Medium Capitalization Growth Fund
       (Formerly:  Multi-Sector Growth)
    John Hancock Small Capitalization Value Fund
    John Hancock Small Capitalization Growth Fund
    John Hancock International Equity Fund
    John Hancock Independence Diversified Core Equity Fund II
    John Hancock Independence Medium Capitalization Fund
    John Hancock Independence Balanced Fund

    Statement of Assets and Liabilities as of February 28, 1999 (audited). Statement of Operations for the year ended February 28, 1999 (audited). Statement of Changes in Net Asset for period ended February 28, 1999 (audited).
    Notes to Financial Statements.
    Financial Highlights for each of the period ended February 28, 1999
    (audited).
    Schedule of Investments as of February 28, 1999 (audited).
    Report of Independent Auditors.

                          JOHN HANCOCK CORE GROWTH FUND

                  Class A, Class B, Class C and Class I Shares
                       Statement of Additional Information

                                  July 1, 1999

This Statement of Additional Information provides information about John Hancock Core Growth Fund (the "Fund") in addition to the information that is contained in the Fund's Prospectus, dated July 1, 1999 (the "Prospectus"). The Fund is a diversified series of John Hancock Institutional Series Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS

                                                                            Page

Organization of the Fund..............................................         2
Investment Objective and Policies.....................................         2
Investment Restrictions...............................................         9
Those Responsible for Management......................................        11
Investment Advisory and Other Services................................        21
Distribution Contracts................................................        24
Sales Compensation....................................................        26
Net Asset Value.......................................................        27
Initial Sales Charge on Class A Shares................................        28
Deferred Sales Charge on Class B and Class C Shares...................        31
Special Redemptions...................................................        35
Additional Services and Programs......................................        35
Description of the Fund's Shares......................................        37
Tax Status............................................................        39
Calculation of Performance............................................        43
Brokerage Allocation..................................................        45
Transfer Agent Services...............................................        47
Custody of Portfolio..................................................        47
Independent Auditors..................................................        47
Appendix A- Description of Investment Risk............................       A-1
Appendix B-Description of Bond Ratings................................       B-1
Financial Statements..................................................       F-1

ORGANIZATION OF THE FUND


The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to July 1, 1999, the Fund was called John Hancock Independence Growth Fund.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Subadviser of the Fund is Independence Investment Associates, Inc. ("IIA") referred to herein as the "Subadviser" and is an affiliate of the Life Company.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies as discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund seeks above-average total return. The Fund emphasizes investments in companies whose securities show potential for relatively high long-term earnings growth rather than current dividend yield. The Fund's performance and risk profile benchmark is the Russell 1000 Growth Index which is comprised of stocks of companies with a greater-than-average growth orientation. and represents a universe of stocks from which growth managers typically select. It is capitalization weighted and includes only common stocks belonging to large-capitalization domestic corporations.

The Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

For a further description of the Fund's investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the Fund's Prospectus and "Investment Restrictions" in this Statement of Additional Information.


Common stocks. The Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. The Fund will diversify its investments in common stocks of companies in a number of industry groups without concentrating in any particular industry. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Debt securities. Debt securities in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and the interest rate sensitivity of the various debt issues available with respect to a particular issuer, and analysis of the anticipated volatility and liquidity of the particular debt instruments.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.


Investment in Foreign Securities. The Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs") and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial inability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.


Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance.


Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.


Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund can lend portfolio securities having a total value of 33 1/3% of its total assets.


Short-Term Trading. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term turnover (100% or grater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the prospectus.

INVESTMENT RESTRICTIONS

Fundamental  Investment  Restrictions.   The  Fund  has  adopted  the  following
investment restrictions which may not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) The Fund may not borrow money for the purpose of leveraging the Fund's assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing. .

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.
9. The Fund, with respect to 75% of total assets, purchase securities of an issuer (other than the U. S. Government, its agencies, instrumentalities or authorities), if:

              (a) such purchase  would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

              (b) such  purchase  would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:


1. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

2. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

3. Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

4. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

5. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or directors of the Fund's Adviser and/or Subadviser, or officers and/or directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman
                                                                                and Chief Executive Officer, John
                                                                                Hancock Funds, Inc. ("John Hancock
                                                                                Funds"); Chairman, First Signature
                                                                                Bank and Trust Company; Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Advisers International
                                                                                (Ireland) Limited ("International
                                                                                Ireland"), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member,
                                                                                Investment Company Institute Board
                                                                                of Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science;
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation (until
                                                                                September 1996); Director, John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       12


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee                                Chairman and Chief Executive
John Hancock Place                                                              Officer, John Hancock Mutual Life
P.O. Box 111                                                                    Insurance Company; Director, the
Boston, MA 02117                                                                Adviser, John Hancock Funds,
July 1937                                                                       Insurance Agency, John Hancock
                                                                                Subsidiaries, Inc., The Berkeley
                                                                                Group, Federal Reserve Bank of
                                                                                Boston, Signature Services (until
                                                                                January 1997;) Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).


James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (since 1995).




-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       13


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).


Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.


Harold R. Hiser, Jr.                     Trustee                                Executive Vice President,
123 Highland Avenue                                                             Schering-Plough Corporation
Short Hill, NJ  07078                                                           (pharmaceuticals) (retired 1996);
October 1931                                                                    Director, ReCapital Corporation
                                                                                (reinsurance) (until 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       14


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer,
101 Huntington Avenue                                                           Chief Investment Officer and
Boston, MA  02199                                                               Director, the Adviser, The Berkeley
August 1953                                                                     Group; Executive Vice President and
                                                                                Director, John Hancock Funds;
                                                                                Director, Advisers International,
                                                                                Insurance Agency, Inc. and
                                                                                International Ireland; President and
                                                                                Director, SAMCorp. and NM Capital;
                                                                                Executive Vice President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.





                                       15


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Leo E. Linbeck, Jr.                      Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                 Officer and Director, Linbeck
Houston, TX 77027                                                               Corporation (a holding company
August 1934                                                                     engaged in various phases of the
                                                                                construction industry and
                                                                                warehousing interests); Former
                                                                                Chairman, Federal Reserve Bank of
                                                                                Dallas (1992, 1993); Chairman of
                                                                                the Board, Linbeck Construction
                                                                                Corporation; Director, Duke Energy
                                                                                Corporation (a diversified energy
                                                                                company), Daniel Industries, Inc.
                                                                                (manufacturer of gas measuring
                                                                                products and energy related
                                                                                equipment), GeoQuest International
                                                                                Holdings, Inc. (a geophysical
                                                                                consulting firm); Director, Greater
                                                                                Houston Partnership.


Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       16


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., Insurance
August 1937                                                                     Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; The Berkeley Group; JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Signature Services (until January
                                                                                1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.





                                       17


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President , Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer and Treasurer, the
Boston, MA  02199                                                               Adviser, the Berkeley Group and John
August 1952                                                                     Hancock Funds, Inc.; Vice President
                                                                                and Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       18


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital and SAMCorp.;
                                                                                Clerk, Insurance Agency, Inc.;
                                                                                Counsel, John Hancock Mutual Life
                                                                                Insurance Company (until February
                                                                                1996).


Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group.
March 1950

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.


                           Aggregate                Total Compensation From the
                           Compensation             Fund and John Hancock Fund
Independent Trustees       From the Fund(1)         Complex to Trustees(2)
--------------------       ----------------         ----------------------

James F. Carlin               $  41                     $ 74,000
William H. Cunningham            41                       74,000
Ronald R. Dion                   44                       18,500
Charles F. Fretz                  6                       57,121
Harold R. Hiser, Jr.             39                       70,000
Charles L. Ladner                42                       77,100
Leo E. Linbeck, Jr.              41                       74,000
Patricia P. McCarter              3                       43,696
Steven R. Pruchansky             42                       77,100
Norman H. Smith                  44                       79,350
John P. Toolan                   42                       77,100
                           --------                    ---------
Total                         $ 385                     $721,967


(1) Compensation is for the fiscal year ended February 28, 1999.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 1998. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-two funds. Effective October 1, 1998, Mr. Fretz and Ms. McCarter resigned as Trustees of the Complex.


*As of December 31, 1998, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $320,943, Mr. Hiser was $115,084, Ms. McCarter was $183,645 and for Mr. Pruchansky was $75,016, for Mr. Smith was $109,807, for Mr. Toolan was $403,714 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees.


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of June 10, 1999, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders of record beneficially owned 5% or more of the outstanding shares of the Fund.



------------------------------------------------------------ ---------------------------------------------------------
Name and Address of Shareholder                              Percentage of Total Outstanding Shares
-------------------------------                              --------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Independence Investment Associates                                                    16.73%
53 State Street
Boston MA 02109-2809

------------------------------------------------------------ ---------------------------------------------------------
Glaval Corporation Savings Plan                                                       29.19%
55470 County Road
Elkhart IN 46514

------------------------------------------------------------ ---------------------------------------------------------
Elixir Industries 401(k) Plan                                                         14.11%
17925 S Broadway, PO Box 470
Gardena CA 90247

------------------------------------------------------------ ---------------------------------------------------------
The Arden Group Inc.                                                                   8.56%
401(k) Plan
2020 South Central Avenue
Compton CA 90220

------------------------------------------------------------ ---------------------------------------------------------
City of Highland Park                                                                  5.12%
401 (k) Plan
12050 Woodward Avenue
Highland Park MI 48201
------------------------------------------------------------ ---------------------------------------------------------


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of
shares;   government  fees;   interest
charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

The Adviser has entered into a Sub-Advisory Agreement with IIA. Under the Sub-Advisory Agreement, the Subadviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's investment portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. IIA, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Net Asset Value                                            Annual Rate
---------------                                            -----------

First $500,000,000                                           0.80%
Amount over $500,000,000                                     0.75%



The advisory fees paid by the Fund are greater than those paid by most funds, but they are comparable to those paid by many investment companies with similar investment objectives and policies. The Adviser (not the Fund) pays a portion of its fee to the Subadviser at the rate of 55% of the advisory fee payable on the Fund's average daily net assets.


For the years ended February 28, 1999, 1998 and for the period ended February 28, 1997, the Adviser waived the entire investment management fee for the Fund. The Subadviser waived all subadvisory fees for these periods.


From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser has agreed to limit Fund expenses (excluding 12b-1 and transfer agent fees) to 0.90% of the Fund's average daily net assets at least until July 1, 2000. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Subadviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for the Fund or for other funds or clients for which the Adviser or Subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement and Sub-Advisory Agreement, the Adviser and Subadviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the respective Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its duties or from reckless disregard of the obligations and duties under the applicable Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Under the Sub-Advisory Agreement of the Fund, the Fund may use the name "Independence" or any name derived from or similar to it only for as long as the Sub-Advisory Agreement is in effect. When the Sub-Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use any name indicating that it is advised by or otherwise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended February 28, 1999, 1998 and 1997, the Fund paid the Adviser $929, $371 and $129, respectively, for services under this agreement.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Subadviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. IIA has adopted similar restrictions which may differ where appropriate, as long as they have the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.




The Fund's Trustees adopted Distribution Plans with respect to Class A, Class B and Class C of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. Furthermore, the Distributor will not impose the Class A 12b-1 fee until July 1, 2000. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and /or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. For the fiscal year ended February 28, 1998 and 1999, there were no unreimbursed Class B or Class C distribution expenses, since those classes did not commence operations until July 1, 1999.

The Class A Plan was approved by a majority of the voting securities of the Fund. The Plans were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to sue its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B or Class C Plans.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.


Compensation payments for Class A, Class B and Class C shares originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page. For Class I shares, John Hancock Funds may make payment out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.


Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears. Advisers will pay this fee for Class A shares until July 1, 2000.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.



From August 1, 1999 until December 31, 1999 participating Selling Brokers will receive the full applicable sales charge.



                                                       Maximum
                               Sales charge            Reallowance              First year               Maximum
                               Paid by investors       or commission            service fee              total compensation(1)
Class A investments            (% of offering price)   (% of offering price)    (% of net investment)    (% of offering price)
-------------------            ---------------------   ---------------------    ---------------------    ---------------------

Up to $49,999                  5.00%                   4.01%                    0.25%                    4.25%
$50,000 - $99,999              4.50%                   3.51%                    0.25%                    3.75%
$100,000 - $249,999            3.50%                   2.61%                    0.25%                    2.85%
$250,000 - $499,999            2.50%                   1.86%                    0.25%                    2.10%
$500,000 - $999,999            2.00%                   1.36%                    0.25%                    1.60%

Regular investments of
$1 million or more

First $1M - $4,999,999         --                      0.75%                    0.25%                    1.00%
Next $1 - $5M above that       --                      0.25%                    0.25%                    0.50% (2)
Next $1 or more above that     --                      0.00%                    0.25%                    0.25% (2)

                                                       Maximum
                                                       Reallowance              First year               Maximum
                                                       or commission            service fee              total compensation
Class B investments                                    (% of offering price)    (% of net investment)    (% of offering price)
-------------------                                    ---------------------    ---------------------    ---------------------

All amounts                                            3.75%                    0.25%                    4.00%

                                                       Maximum
                                                       Reallowance              First year               Maximum
                                                       or commission            service fee              total compensation
Class C investments                                    (% of offering price)    (% of net investment)    (% of offering price)
-------------------                                    ---------------------    ---------------------    ---------------------

All amounts                                            0.75%                    0.25%                    1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Program sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value (NAV) of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market- maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV of each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Fund's Class A, Class B and Class C Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandparents, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o        Existing shareholders/retirement plans as of June 30, 1999.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

            Amount Invested                               CDSC Rate
            ---------------                               ---------

            $1 to $4,999,999                                1.00%
            Next $5 million to $9,999,999                   0.50%
           Amounts of $10 million and over                  0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs),  SIMPLE IRA, SIMPLE 401(k),  Money Purchase  Pension,  Profit Sharing and
Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

Because Class I shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions are available to Class I investors, with the following exception:

Combination Privilege. As explained in the Fund's Prospectus for Class I Shares, a Class I investor may qualify for the minimum $1,000,000 investment (or such other amount as may be determined by the Fund's officers) if the aggregate amount of his current and prior investments in Class I shares of the Fund and Class I shares of any other John Hancock Fund and/or in any of the series of the John Hancock Institutional Series Trust exceeds $1,000,000.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service retirement plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)        $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                      (200.00)
    o Minus proceeds of 10 shares not subject to
      CDSC (dividend reinvestment)                                     (120.00)
                                                                       -------
    oAmount subject to CDSC                                            $280.00

    *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.



* Redemption of Class B (but not Class C) shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

*        Redemption  of Class A or  Class C  shares  by  retirement  plans  that
         invested   through  the  PruArray   Program   sponsored  by  Prudential
         Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.


Please see matrix for some examples.

----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-
Distribution            (401 (k),                                            Rollover          retirement
                        MPP, PSP)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or                Waived            Waived            Waived           Waived            Waived
Disability
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 701/2              Waived            Waived            Waived           Waived for        12% of account
                                                                             mandatory         value annually
                                                                             distributions     in periodic
                                                                             or 12% of         payments
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B only)          annuity           annuity           annuity          annuity           value annually
                        payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Not Waived        Not Waived        Not Waived       Not Waived        N/A
Plan
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and eleven series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A, Class B, Class C and Class I shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A, Class B and Class C will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders, who consequently will not include any portion of such taxes in their incomes and will not be entitled to any associated tax credits or deductions with respect to such taxes. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock or ADRs representing stock (including an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege)in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Also, any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. As of February 28, 1999, the Fund did not have any capital loss carryforwards.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining a corporate shareholder's alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN, or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


The average annual total return on Class A shares of the Fund for the 1 year period ended February 28, 1999 and from commencement of operations on October 2, 1995 was 22.92% and 28.62%, respectively.


Class A average annual total returns do not reflect sales charges which will be imposed beginning July 1, 1999 and would be lower if they did.

Class B shares did not commence operations until July 1, 1999; therefore there is no average annual total return on Class B shares of the Fund for the 1 year period ended February 28, 1999 and since inception.

Class C shares did not commence operations until July 1, 1999; therefore there is no average total return on Class C shares of the Fund for the 1 year period ended February 28, 1999 and since inception.

Class I shares did not commence operations until July 1, 1999; therefore, there is no average total return on Class I shares of the Fund for the 1 year period ended February 28, 1999 and since inception.

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                n ________
                           T = \ / ERV / P - 1

Where:

P =     a hypothetical initial investment of $1,000.
T =     average annual total return.
n =     number of years.
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year, and 10 year periods.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of Class A, Class B or Class C, this calculation assumes the maximum sales charge when incurred is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate. Class I shares did not commence operations until July 1, 1999; therefore there are no performance calculations for Class I shares but performance calculations for Class I would not include any sales charge or distribution plan fees.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                                                 6
                    Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                    -----
                                     cd

Where:

         a =    dividends and interest earned during the period.
         b =    net expenses accrued during the period.
         c =    the average daily number of fund shares  outstanding  during the period that would be entitled to receive dividends.
         d =    the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended on February 28, 1997, 1998 and 1999, the Fund paid negotiated brokerage commissions in the amount of $917, $3,577, and $4,453, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended February 28, 1999, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.


The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the fiscal years ended February 28, 1997, 1998 and 1999, the Fund did not execute any portfolio transactions with the Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. Until July 1, 2000, the Fund will pay Signature Services 0.05% of the average daily net assets of the Fund. After July 1, 2000, the Fund will pay Signature Services an annual fee of $19.00 for each Class A shareholder account and $21.50 for each Class B shareholder account and $20.50 for each Class C shareholder account and 0.05% of the average daily net assets attributable to the Class I shares. For Classes A, B and C, the Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund allocated to each class on the basis of their relative net asset value.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


The independent auditors of the Fund are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. Deloitte & Touche LLP audits and renders opinions of the Fund's annual financial statements and reviews the Fund's annual Federal income tax returns.

APPENDIX A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Moody's describes its lower ratings for corporate bonds as follows:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P describes its lower ratings for corporate bonds as follows:

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, or CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P- (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 1999 Annual Report to Shareholder's for the year ended February 28, 1999 (filed electronically on April 28, 1999, accession number 0001010521-99-000200) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Core Growth Fund (file no.
33-86102   and 811-8852).

John Hancock Institutional Series Trust
         John Hancock Core Growth Fund fka John Hancock Independence Growth Fund

         Statement of Assets and Liabilities as of February 28, 1999. Statement of Operations for the year ended of February 28, 1999. Statement of Changes in Net Asset for each of the two years in the period ended February 28, 1999.
         Financial Highlights for each of the five years in the period ended February 28, 1999.
         Schedule of Investments as of February 28, 1999.
         Notes to Financial Statements.
         Report of Independent Auditors.

                          JOHN HANCOCK CORE VALUE FUND

                  Class A, Class B, Class C and Class I Shares
                       Statement of Additional Information

                                  July 1, 1999

This Statement of Additional Information provides information about John Hancock Core Value the Fund (the "Fund") in addition to the information that is contained in the Fund's Prospectus, dated July 1, 1999 (the "Prospectus"). The Fund is a diversified series of John Hancock Institutional Series Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston MA 02217-1000
                                 1-800-225-5291


                                TABLE OF CONTENTS

                                                                            Page

Organization of the Fund................................................       2
Investment Objective and Policies.......................................       2
Investment Restrictions.................................................       9
Those Responsible for Management........................................      11
Investment Advisory and Other Services..................................      21
Distribution Contracts..................................................      24
Sales Compensation......................................................      26
Net Asset Value.........................................................      27
Initial Sales Charge on Class A Shares..................................      28
Deferred Sales Charge on Class B and Class C Shares.....................      31
Special Redemptions.....................................................      35
Additional Services and Programs........................................      35
Description of the Fund's Shares........................................      37
Tax Status..............................................................      38
Calculation of Performance..............................................      42
Brokerage Allocation....................................................      45
Transfer Agent Services.................................................      47
Custody of Portfolio....................................................      47
Independent Auditors....................................................      47
Appendix A- Description of Investment Risk..............................     A-1
Appendix B-Description of Bond Ratings..................................     B-1
Financial Statements....................................................     F-1

ORGANIZATION OF THE FUND


The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to July 1, 1999, the Fund was called John Hancock Independence Value Fund.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts. The Subadviser of the Fund is Independence Investment Associates, Inc. ("IIA") referred to herein as the "Subadviser" and is an affiliate of the Life Company.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies as discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund seeks above-average total return. The Fund emphasizes relatively undervalued securities. The Fund's performance and risk profile benchmark portfolio is the Russell 1000 Value Index which is comprised of stocks and companies with a less-than-average growth orientation and represents the universe of stocks from which value managers typically select. It is capitalization weighted and includes only common stocks belonging to large-capitalization, domestic corporations.

The Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

For a further description of the Fund's investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the Fund's Prospectus and "Investment Restrictions" in this Statement of Additional Information.


Common stocks. The Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so.

The Fund will diversify its investments in common stocks of companies in a number of industry groups without concentrating in any particular industry. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.



Debt securities. Debt securities in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and the interest rate sensitivity of the various debt issues available with respect to a particular issuer, and analysis of the anticipated volatility and liquidity of the particular debt instruments.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.


Investment in Foreign Securities. The Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs") and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial inability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements or borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.


Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance.


Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.


Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund can lend portfolio securities having a total value of 33 1/3% of its total assets.


Short-Term Trading. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term turnover (100% or grater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the prospectus.

INVESTMENT RESTRICTIONS

Fundamental  Investment  Restrictions.   The  Fund  has  adopted  the  following
investment restrictions which may not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3. Borrow money, except for the following extraordinary or emergency purposes: (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; and (iv) The Fund may not borrow money for the purpose of leveraging the Fund's assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.
9. The Fund, with respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

              (a) such purchase  would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

              (b) such  purchase  would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

1. Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser or any Subadviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

2. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

3. Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

4. Purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

5. Invest for the purpose of exercising control over or management of any company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or directors of the Fund's Adviser and/or Subadviser, or officers and/or directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").



                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Edward J. Boudreau, Jr. *                Trustee, Chairman and Chief            Chairman, Director and Chief
101 Huntington Avenue                    Executive Officer (1, 2)               Executive Officer, the Adviser;
Boston, MA  02199                                                               Chairman, Director and Chief
October 1944                                                                    Executive Officer, The Berkeley
                                                                                Financial Group, Inc. ("The
                                                                                Berkeley Group"); Chairman and
                                                                                Director, NM Capital Management,
                                                                                Inc. ("NM Capital"), John Hancock
                                                                                Advisers International Limited
                                                                                ("Advisers International") and
                                                                                Sovereign Asset Management
                                                                                Corporation ("SAMCorp"); Chairman
                                                                                and Chief Executive Officer, John
                                                                                Hancock Funds, Inc. ("John Hancock
                                                                                Funds"); Chairman, First Signature
                                                                                Bank and Trust Company; Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Advisers International
                                                                                (Ireland) Limited ("International
                                                                                Ireland"), John Hancock Capital
                                                                                Corporation and New England/Canada
                                                                                Business Council; Member,
                                                                                Investment Company Institute Board
                                                                                of Governors; Director, Asia
                                                                                Strategic Growth Fund, Inc.;
                                                                                Trustee, Museum of Science;
                                                                                Director, John Hancock Freedom
                                                                                Securities Corporation (until
                                                                                September 1996); Director, John
                                                                                Hancock Signature Services, Inc.
                                                                                ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       12


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee                                Chairman and Chief Executive
John Hancock Place                                                              Officer, John Hancock Mutual Life
P.O. Box 111                                                                    Insurance Company; Director, the
Boston, MA 02117                                                                Adviser, John Hancock Funds,
July 1937                                                                       Insurance Agency, John Hancock
                                                                                Subsidiaries, Inc., The Berkeley
                                                                                Group, Federal Reserve Bank of
                                                                                Boston, Signature Services (until
                                                                                January 1997;) Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).



James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (since 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       13


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).



Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.



Harold R. Hiser, Jr.                     Trustee                                Executive Vice President,
123 Highland Avenue                                                             Schering-Plough Corporation
Short Hill, NJ  07078                                                           (pharmaceuticals) (retired 1996);
October 1931                                                                    Director, ReCapital Corporation
                                                                                (reinsurance) (until 1995).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       14


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer,
101 Huntington Avenue                                                           Chief Investment Officer and
Boston, MA  02199                                                               Director, the Adviser, The Berkeley
August 1953                                                                     Group; Executive Vice President and
                                                                                Director, John Hancock Funds;
                                                                                Director, Advisers International,
                                                                                Insurance Agency, Inc. and
                                                                                International Ireland; President and
                                                                                Director, SAMCorp. and NM Capital;
                                                                                Executive Vice President, the
                                                                                Adviser (until December 1994);
                                                                                Director, Signature Services (until
                                                                                January 1997).

Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       15


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Leo E. Linbeck, Jr.                      Trustee                                Chairman, President, Chief Executive
3810 W. Alabama                                                                 Officer and Director, Linbeck
Houston, TX 77027                                                               Corporation (a holding company
August 1934                                                                     engaged in various phases of the
                                                                                construction industry and
                                                                                warehousing interests); Former
                                                                                Chairman, Federal Reserve Bank of
                                                                                Dallas (1992, 1993); Chairman of
                                                                                the Board, Linbeck Construction
                                                                                Corporation; Director, Duke Energy
                                                                                Corporation (a diversified energy
                                                                                company), Daniel Industries, Inc.
                                                                                (manufacturer of gas measuring
                                                                                products and energy related
                                                                                equipment), GeoQuest International
                                                                                Holdings, Inc. (a geophysical
                                                                                consulting firm); Director, Greater
                                                                                Houston Partnership.



Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       16


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., Insurance
August 1937                                                                     Agency, Inc., John Hancock
                                                                                Subsidiaries, Inc., SAMCorp. and NM
                                                                                Capital; The Berkeley Group; JH
                                                                                Networking Insurance Agency, Inc.;
                                                                                Signature Services (until January
                                                                                1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.




                                       17


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).



Osbert M. Hood                           Senior Vice President and Chief        Senior Vice President , Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer and Treasurer, the
Boston, MA  02199                                                               Adviser, the Berkeley Group and John
August 1952                                                                     Hancock Funds, Inc.; Vice President
                                                                                and Chief Financial Officer, John
                                                                                Hancock Mutual Life Insurance
                                                                                Company Retail Sector (until 1997).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       18


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital and SAMCorp.;
                                                                                Clerk, Insurance Agency, Inc.;
                                                                                Counsel, John Hancock Mutual Life
                                                                                Insurance Company (until February
                                                                                1996).



Susan S. Newton                          Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                           Hancock Funds, Signature Services
Boston, MA  02199                                                               and The Berkeley Group.
March 1950

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee.  The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.


                             Aggregate              Total Compensation From the
                             Compensation           Fund and John Hancock Fund
Independent Trustees         From the Fund(1)       Complex to Trustees(2)
--------------------         ----------------       ----------------------

James F. Carlin                    $ 42                    $   74,000
William H. Cunningham                42                        74,000
Ronald R. Dion                       43                        18,500
Charles F. Fretz                      8                        57,121
Harold R. Hiser, Jr.                 40                        70,000
Charles L. Ladner                    44                        77,100
Leo E. Linbeck, Jr.                  42                        74,000
Patricia P. McCarter                  5                        43,696
Steven R. Pruchansky                 44                        77,100
Norman H. Smith                      46                        79,350
John P. Toolan                       44                        77,100
                             ----------                --------------
Total                           $   400                    $  721,967


(1) Compensation is for the fiscal year ended February 28, 1999.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 1998. As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on thirty-three funds. Effective October 1, 1998, Mr. Fretz and Ms. McCarter resigned as Trustees of the Complex.


*As of December 31, 1998, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $320,943, Mr. Hiser was $15,084, Mr. Ms. McCarter was $183,645 and for Mr. Pruchansky was $75,016, for Mr. Smith was $109,807, for Mr. Toolan was $403,714 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees.


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.


As of June 10, 1999, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders of record beneficially owned 5% or more of the outstanding shares of the Fund.


------------------------------------------------------------ ---------------------------------------------------------
Name and Address of Shareholder                              Percentage of Total Outstanding Shares
-------------------------------                              --------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
Independence Investment Associates                                                14.31%
53 State Street
Boston MA 02109-2809

------------------------------------------------------------ ---------------------------------------------------------
Mendes & Mount LLP                                                                27.92%
Retirement Plan I
750 Seventh Avenue
New York NY 10019

------------------------------------------------------------ ---------------------------------------------------------
Mendes & Mount LLP                                                                26.36%
Retirement Plan II
750 Seventh Avenue
New York NY 10019

------------------------------------------------------------ ---------------------------------------------------------
Glaval  Corporation Savings Plan                                                  15.54%
55470 County Road
Elkhart IN 46514

------------------------------------------------------------ ---------------------------------------------------------
CG Enterprises EE Sal Savings                                                      9.04%
Retirement Plan
12001 Guilford Road
Annapolis Junction MD 20701
------------------------------------------------------------ ---------------------------------------------------------


INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating with Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of
shares;   government  fees;

interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

The Adviser has entered into a Sub-Advisory Agreement with IIA. Under the Sub-Advisory Agreement, the Subadviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's investment portfolio and furnishing the Fund with advice and recommendations with request to investments, investment policies and the purchase and sale of securities. IIA, located at 53 State Street, Boston, Massachusetts 02109, and organized in 1982, is a wholly owned indirect subsidiary of John Hancock Subsidiaries, Inc.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

Net Asset Value                                           Annual Rate
---------------                                           -----------

First $500,000,000                                           0.80%
Amount over $500,000,000                                     0.75%


The advisory fees paid by the Fund are greater than those paid by most funds, but they are comparable to those paid by many investment companies with similar investment objectives and policies. The Adviser (not the Fund) pays a portion of its fee to the Subadviser at the rate of 55% of the advisory fee payable on the Fund's average daily net assets.

For the periods ended February 28, 1999, 1998 and 1997, the Adviser waived the entire investment management fee for the Fund. The Subadviser waived all subadvisory fees for these periods.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser has agreed to limit Fund expenses (excluding 12b-1 and transfer agent fees) to 0.90% of the Fund's average daily net assets at least until July 1, 2000. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Subadviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Subadviser for the Fund or for other funds or clients for which the Adviser or Subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, Subadviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its Advisory Agreement and Sub-Advisory Agreement, the Adviser and Subadviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the respective Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its duties or from reckless disregard of the obligations and duties under the applicable Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Under the Sub-Advisory Agreement of the Fund, the Fund may use the name "Independence" or any name derived from or similar to it only for as long as the Sub-Advisory Agreement is in effect. When the Sub-Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use any name indicating that it is advised by or otherwise connected with IIA. In addition, IIA or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which IIA or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement (discussed below) was approved by all Trustees. The Advisory Agreement, Sub-Advisory Agreement and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended February 28, 1999, 1998 and 1997, the Fund paid the Adviser $1,055, $1,067 and $176, respectively, for services under this agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Subadviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. IIA has adopted similar restrictions which may differ where appropriate, as long as they have the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.




The Fund's Trustees adopted Distribution Plans with respect to Class A, Class B and Class C shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. Furthermore, the Distributor will not impose the Class A 12b-1 fee until July 1, 2000. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments or expenses it incurs under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate the Class B and /or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. For the fiscal years ended February 28, 1998 and 1999, there were no unreimbursed Class B or Class C distribution expenses, since those classes did not commence operations until July 1, 1999.

The Class A Plan was approved by a majority of the voting securities of the Fund. The Plans amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B or Class C Plans.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

SALES COMPENSATION

As part of their business strategies, each of the John Hancock funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.


Compensation payments for Class A, Class B and Class C shares originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page. For Class I shares, John Hancock Funds may make payment out of its own resources to a Selling Broker who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.


Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears. Advisers will pay this fee for Class A shares until July 1, 2000.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.



From August 1, 1999 until December 31, 1999 participating Selling Brokers will receive the full applicable sales charge.




                                                       Maximum
                               Sales charge            Reallowance              First year               Maximum
                               Paid by investors       or commission            service fee              Total compensation(1)
Class A investments            (% of offering price)   (% of offering price)    (% of net investment)    (% of offering price)
-------------------            ---------------------   ---------------------    ---------------------    ---------------------

Up to $49,999                  5.00%                   4.01%                    0.25%                    4.25%
$50,000 - $99,999              4.50%                   3.51%                    0.25%                    3.75%
$100,000 - $249,999            3.50%                   2.61%                    0.25%                    2.85%
$250,000 - $499,999            2.50%                   1.86%                    0.25%                    2.10%
$500,000 - $999,999            2.00%                   1.36%                    0.25%                    1.60%

Regular investments of
$1 million or more

First $1M - $4,999,999         --                      0.75%                    0.25%                    1.00%
Next $1 - $5M above that       --                      0.25%                    0.25%                    0.50% (2)
Next $1 or more above that     --                      0.00%                    0.25%                    0.25% (2)

                                                       Maximum
                                                       Reallowance              First year               Maximum
                                                       or commission            service fee              Total compensation
Class B investments                                    (% of offering price)    (% of net investment)    (% of offering price)
-------------------                                    ---------------------    ---------------------    ---------------------

All amounts                                            3.75%                    0.25%                    4.00%

                                                       Maximum
                                                       Reallowance              First year               Maximum
                                                       or commission            service fee              Total compensation
Class C investments                                    (% of offering price)    (% of net investment)    (% of offering price)
-------------------                                    ---------------------    ---------------------    ---------------------

All amounts                                            0.75%                    0.25%                    1.00%

(1) Reallowance/commission   percentages   and  service  fee   percentages   are
    calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Program sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value (NAV) of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market- maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV of each Fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Fund's Class A, Class B and Class C Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandparents, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive application approved by the Securities and Exchange Commission.

o        Existing shareholders/retirement plans as of June 30, 1999.

o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

            Amount Invested                                CDSC Rate
            ---------------                                ---------

            $1 to $4,999,999                                 1.00%
            Next $5 million to $9,999,999                    0.50%
           Amounts of $10 million and over                   0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced sales charges are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including
TSAs),  SIMPLE IRA, SIMPLE 401(k),  Money Purchase  Pension,  Profit Sharing and
Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

Because Class I shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions are available to Class I investors, with the following exception:

Combination Privilege. As explained in the Fund's Prospectus for Class I Shares, a Class I investor may qualify for the minimum $1,000,000 investment (or such other amount as may be determined by the Fund's officers) if the aggregate amount of his current and prior investments in Class I shares of the Fund and Class I shares of any other John Hancock Fund, and/or in any of the series of the John Hancock Institutional Series Trust exceeds $1,000,000.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service retirement plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

    oProceeds of 50 shares redeemed at $12 per shares (50 x 12)        $600.00
    o*Minus Appreciation ($12 - $10) x 100 shares                      (200.00)
    o Minus proceeds of 10 shares not subject to
      CDSC (dividend reinvestment)                                     (120.00)
                                                                       -------
    oAmount subject to CDSC                                            $280.00

    *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.




* Redemption of Class B (but not Class C) shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

*        Redemption  of Class A or  Class C  shares  by  retirement  plans  that
         invested   through  the  PruArray   Program   sponsored  by  Prudential
         Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.


----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-
Distribution            (401 (k),                                            Rollover          retirement
                        MPP, PSP)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or                Waived            Waived            Waived           Waived            Waived
Disability
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             mandatory         value annually
                                                                             distributions     in periodic
                                                                             or 12% of         payments
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B only)          annuity           annuity           annuity          annuity           value annually
                        payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Not Waived        Not Waived        Not Waived       Not Waived        N/A
Plan
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of               Waived            Waived            Waived           Waived            N/A
Excess
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholders will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and eleven series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Trust, into one or more classes. The Trustees have also authorized the issuance of four classes of shares of the Fund, designated as Class A, Class B, Class C and Class I.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A, Class B, Class C and Class I shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A, Class B and Class C will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable for reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distribution from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain" they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses). Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stocks or securities of foreign corporations, the Fund will be unable to pass such taxes through to shareholders, who consequently will not include any portion of such taxes in their incomes and will not be entitled to any associated tax credits or deductions with respect to such taxes. The Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders.

If the Fund invests in stock or ADRs representing stock (including an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their asset in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its holdings in passive foreign investment companies or make an available election to minimize its tax liability or maximize its return from these investments.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Also, any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and
(c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. As of February 28, 1999, the Fund did not have any capital loss carryforwards.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after each such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may borrow cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt
shareholders   who  fail  to
furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

The foregoing discussion relates solely to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN, or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


The average annual total return on Class A shares of the Fund for the 1 year period ended and since commencement of operations on October 2, 1995 through February 28, 1999 was 9.87%, and 22.46%, respectively.

Class A average annual total returns do not reflect sales charges which will be imposed beginning July 1, 1999 and would be lower if they did.

Class B shares did not commence operations until July 1, 1999; therefore there is no average annual total return on Class B shares of the Fund for the 1 year period ended February 28, 1999 and since inception.

Class C shares did not commence operations until July 1, 1999; therefore there is no average total return on Class C shares of the Fund for the 1 year period ended February 28, 1999 and since inception.

Class I shares did not commence operations until July 1, 1999; therefore, there is no average total return on Class I shares of the Fund for the 1 year period ended February 28, 1999 and since inception.

Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                                n ________
                           T = \ / ERV / P - 1

Where:

P =       a hypothetical initial investment of $1,000.
T =       average annual total return.
n =       number of years.
ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1 year, 5 year, and 10 year periods.


Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of Class A, Class B or Class C, this calculation assumes the maximum sales charge when incurred is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate. Class I shares did not commence operations until July 1, 1999; therefore there are no performance calculations for Class I shares but performance calculations for Class I would not include any sales charge or distribution plan fees.


In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:


                                               6
                  Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                  -----
                                   cd

Where:

         a =     dividends and interest earned during the period.
         b =     net expenses accrued during the period.
         c =     the average daily number of fund shares  outstanding  during the period that would be entitled to receive dividends.
         d =     the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper - Mutual Fund Performance Analysis," a monthly publication which tracks net assets, total return and yield on mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. Government securities market, securities are generally traded on a "net" basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will not make commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended on February 28, 1997, 1998 and 1999, the Fund paid negotiated brokerage commissions in the amount of $335, $9,897, and $5,371, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such commission is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended February 28, 1999, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.


The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the fiscal years ended February 28, 1997, 1998 and 1999, the Fund did not execute any portfolio transactions with the Affiliated Broker.

Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. Until July 1, 2000, the Fund will pay Signature Services 0.05% of the average daily net assets of the Fund. After July 1, 2000, the Fund will pay Signature Services an annual fee of $19.00 for each Class A shareholder account and $21.50 for each Class B shareholder account and $20.50 for each Class C shareholder account and 0.05% of the average daily net assets attributable to the Class I shares. For Classes A, B and C, the Fund also pays certain out-of-pocket expenses which are aggregated and charged to the Fund allocated to each class on the basis of their relative net asset value.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


The independent auditors of the Fund are Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts 02110. Deloitte & Touche LLP audits and renders opinions of the Fund's annual financial statements and reviews the Fund's annual Federal income tax returns.

APPENDIX A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., short sales, financial futures and options; securities and index options, currency contracts).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. (e.g., borrowing; reverse repurchase agreements, repurchase agreements, securities lending, non-investment-grade securities, financial futures and options; securities and index options).

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. (e.g., foreign equities, financial futures and options; securities and index options, currency contracts).

Information risk The risk that key information about a security or market is inaccurate or unavailable. (e.g., non-investment-grade securities, foreign equities).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g., non-investment-grade securities, financial futures and options; securities and index options).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g., borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost. (e.g., short sales, financial futures and options securities and index options; currency contracts).

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g., non-investment-grand securities, short sales, restricted and illiquid securities, financial futures and options securities and index options; currency contracts).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g., short sales, short-term trading, when-issued securities and forward commitments, non-investment-grade securities, foreign equities, financial futures and options; securities and index options restricted and illiquid securities).

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events. (e.g., foreign equities).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g., short sales, when-issued securities and forward commitments; financial futures and options; securities and index options, currency contracts).

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.(e.g., foreign equities).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for. (e.g., non-investment-grade securities, restricted and illiquid securities).

APPENDIX B

Moody's describes its lower ratings for corporate bonds as follows:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represented obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

S&P describes its lower ratings for corporate bonds as follows:

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, or CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protections; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated P- (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 1999 Annual Report to Shareholder's for the year ended February 28, 1999 (filed electronically on April 28, 1999, accession number 0001010521-99-000200) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Core Value Fund (file nos. 33-86102 and 811-8852).

John Hancock Institutional Series Trust
         John Hancock Core Value Fund fka John Hancock Independence Value Fund

         Statement of Assets and Liabilities as of February 28, 1999. Statement of Operations for the year ended of February 28, 1999. Statement of Changes in Net Asset for each of the two years in the period ended February 28, 1999.
         Financial Highlights for each of the five years in the period ended February 28, 1999.
         Schedule of Investments as of February 28, 1999.
         Notes to Financial Statements.
         Report of Independent Auditors.

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                                    PART C.

                               OTHER INFORMATION

Item. 23.   Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.   Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item. 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

          Article IX of the respective By-Laws of JH Funds, Inc. and the Adviser provides as follows:

          Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by law.

          Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

          Under the Investment Management Contracts of Registrant on behalf of each Fund. Each of the Registrant's Investment Management Contracts (the "Contracts") provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Adviser, who may be or become an employee of and paid a Fund shall be deemed, when acting within the scope of his employment by the Fund, to be acting in such employment solely for the Fund and not as the Adviser's employee or agent.

          Under the Sub-Investment Management Contracts. Each of the Sub-Investment Management Contracts (the "Sub-Investment Contracts") provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund or the Adviser in connection with matters to which the Sub-Investment Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Sub-Adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the contract. Any person, even though also employed by the Sub-Adviser, who may be or become an employee of and paid by the Trust or the Fund shall be deemed, when acting within the scope of his employment by the Trust or the Fund, to be acting in such employment solely for the Trust or the Fund and not as the Sub-Adviser's employee or agent.

          Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          For all of the information required by this item reference is made to the Forms ADV, as amended, filed under the Investment Advisers Act of 1940 of the Registrant's Adviser, John Hancock Advisers, Inc. (File No. 801-8124), and the Registrant's Sub-Advisers; Independence Investment Associates, Inc. (File No. 801- 18048), John Hancock Advisers International, Ltd. (File No. 801-294981) and Sovereign Asset

          Management Corporation (File No. 801- 420231) incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) The Registrant's sole principal underwriter is John Hancock Funds, Inc., which also acts as principal underwriter for the following investment companies: John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock World Fund, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Cash Reserve, Inc., John Hancock Current Interest, John Hancock Investment Trust, John Hancock Series Trust and John Hancock Tax-Free Bond Trust.

         (b) The following table lists, for each director and officer of JH Funds, Inc., the information indicated.

                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------
Edward J. Boudreau, Jr.                         Director, Chairman,                  Chairman and
101 Huntington Avenue                           and Chief Executive Officer          Chief Executive
Boston, Massachusetts                                                                Officer

Foster L. Aborn                                 Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                           Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                             Director                             None
53 State Street
Boston, Massachusetts

Robert H. Watts                                 Director, Executive                  None
101 Huntington Avenue                           Vice President and
Boston, Massachusetts                           Chief Compliance Officer

Anne C. Hodsdon                                 Director and                         President, Chief Investment
101 Huntington Avenue                           Executive Vice President             Officer and Chief
Boston, Massachusetts                                                                Operating Officer

Maureen R. Ford                                 Director                             None
101 Huntington Avenue
Boston, Massachusetts


                                      C-4




                                               Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------

James V. Bowhers                                President                            None
101 Huntington Avenue
Boston, Massachusetts

Osbert Hood                                     Senior Vice President,               Senior Vice President
101 Huntington Avenue                           Chief Financial Officer              and Chief Financial
Boston, Massachusetts                           and Treasurer                        Officer

David A. King                                   Director                             None
101 Huntington Avenue
Boston, Massachusetts

Peter Mawn                                      Senior Vice President                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John A. Morin                                   Vice President                       Vice President
101 Huntington Avenue                           and Secretary
Boston, Massachusetts

Susan S. Newton                                 Vice President                       Vice President and
101 Huntington Avenue                                                                Secretary
Boston, Massachusetts


                                      C-5




                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------

J. William Benintende                           Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                     Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Kathleen M. Graveline                           Senior Vice President                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Renee M. Humphrey                               Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Stephen L. Brown                                Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                             Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                             Director                             Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts


                                      C-6




                                                Positions and                        Positions and
Name and Principal                              Offices with                         Offices with
 Business Address                                Underwriter                           Registrant
------------------                              -------------                        --------------

Richard O. Hansen                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                                Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Keith Hartstein                                Senior Vice President                 None
101 Huntington Avenue
Boston, Massachusetts

Karen Walsh                                    Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                               Vice President                        None
101 Huntington Avenue
Boston, Massachusetts


     (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston, Massachusetts 02199- 7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent or Custodian.

ITEM 31. MANAGEMENT SERVICES

     The Registrant is not a party to any management-related service contract, except as described in this Registration Statement.

ITEM 32. UNDERTAKINGS

     The Registrant undertakes:

     (a) not applicable;

     (b) to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge; and

     (c) if requested to do so by holders of at least 10% of the outstanding shares of the Registrant, to call and hold a meeting of shareholders of the Registrant for the purpose of voting upon the question of removal of a trustee or trustees and to assist shareholders in the communication with other shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement to Rule 485(b) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 28th day of June, 1999.

                                  JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                                  By:                    *
                                           -------------------------------
                                           Edward J. Boudreau, Jr.
                                           Chairman


     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration  has been signed below by the following  persons in the  capacities and on the dates indicated.

             Signature                             Title                             Date
             ---------                             -----                             ----
              *                                   Chairman
---------------------------            (Principal Executive Officer)
Edward J. Boudreau, Jr.



/s/ James J. Stokowski                 Vice President, Treasurer and            June 28, 1999
---------------------------            Chief Accounting Officer
James J. Stokowski

              *
---------------------------                       Trustee
Stephen L. Brown

              *
---------------------------                       Trustee
James F. Carlin

              *
---------------------------                       Trustee
William H. Cunningham

              *
---------------------------                       Trustee
Ronald R. Dion


---------------------------                       Trustee
Anne C. Hodsdon


                                      C-9





             Signature                             Title                             Date
             ---------                             -----                             ----

              *
---------------------------                       Trustee
Harold R. Hiser, Jr.

              *
---------------------------                       Trustee
Charles L. Ladner

              *
---------------------------                       Trustee
Leo E. Linbeck, Jr.

              *
---------------------------                       Trustee
Steven R. Pruchansky

              *
---------------------------                       Trustee
Richard S. Scipione

              *
---------------------------                       Trustee
Norman H. Smith

              *
---------------------------                       Trustee
John P. Toolan


*By:
/s/Susan S. Newton                                                                June 28, 1999
---------------------------
   Susan S. Newton
   Attorney-in-Fact under
   Powers of Attorney dated
   January 1, 1999 and March 17, 1999.


                       JOHN HANCOCK INSTITUTIONAL SERIES
                       ---------------------------------
                                INDEX TO EXHIBITS
                                -----------------


99.(a)          Articles of Incorporation.  Declaration of Trust dated
                October 31, 1994.*

99.(a).1        Instrument Changing Names of Series of Shares of
                Trust, Increasing the Number of Trustees and Appointing Individuals to Fill the Vacancies, and Establishing
                New Series.**

99.(a).2 Instrument Increasing the Number of Trustees and Appointing Individual to Fill the Vacancy.****

99.(a).3 Instrument Changing Names of Series of Shares of the Trust dated December 3, 1997.******

99.(a).4        Abolition of John Hancock Global Fund dated
                February 26, 1999.*******

99.(a).5 Instrument changing Name of a Series of Shares of the Trust from John Hancock Multi-Sector Growth Fund to John Hancock Medium Capitalization Growth Fund dated April 27, 1999.+

99.(a).6        Amendment of Section 5.11 to establish the following Series:
                John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Medium Capitalization Fund, John Hancock Independence Balanced Fund, John Hancock Active Bond Fund, John Hancock Dividend Performers Fund, John Hancock International Equity Fund, John Hancock Medium Capitalization Growth Fund, John Hancock Small Capitalization Growth Fund, and John Hancock Small Capitalization Value Fund, each consisting of a single class of shares: John Hancock Core Growth Fund and John Hancock Core Value Fund, each consisting of Class A, Class B, Class C and Class I Shares (The "Existing Series") dated
                April 27, 1999.+

99.(a).7 Instrument designation of existing Class of Shares, establishment and Designation of New Class B, Class C and Class I Shares, Change of Names of two Series of Shares of Beneficial Interest of John Hancock Independence Growth Fund and John Hancock Independence Value Fund each a Series of John Hancock Institutional Trust.+

99.(b)          By laws.  Amended and Restated By-Laws dated
                November 19, 1996.*****

99.(c) Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Management Contracts between John Hancock Advisers, Inc. and the Registrant on behalf of John Hancock Berkeley Bond Fund, John Hancock Berkeley Sector Opportunity Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Berkeley Dividend Performers Fund, John Hancock Berkeley Global Bond Fund, John Hancock Berkeley Fundamental Value Fund, John Hancock Berkeley Overseas Growth Fund.*

99.(d).1 Sub-Investment Management Contracts among the Registrant on behalf of John Hancock Independence Diversified Core Equity Fund II and John Hancock Independence Balanced Fund, John Hancock Advisers, Inc., and Independence Investment Associates, Inc.*

99.(d).2 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Dividend Performers Fund, John Hancock Advisers, Inc., and Sovereign Asset Management Corporation.*

99.(d).3 Sub-Investment Management Contact among the Registrant on behalf of John Hancock Berkeley Overseas Growth Fund, John Hancock Advisers, Inc., and John Hancock Advisers International, Ltd.*

99.(d).4 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Berkeley Fundamental Value Fund, John Hancock Advisers, Inc., and NM Capital
                Management, Inc.*

99.(d).5 Investment Management Contracts between John Hancock Advisers, Inc. and the Registrant on behalf of John Hancock Independence Value Fund, John Hancock Independence Growth Fund, John Hancock Independence Balanced Fund, John Hancock Small Capitalization Equity Fund, and John Hancock Independence Medium Capitalization Fund.***

99.(d).6 Sub-Investment Management Contract among the Registrant on behalf of John Hancock Independence Value Fund, John Hancock Independence Medium Capitalization Fund, and John Hancock Independence Growth Fund, John Hancock Advisers, Inc., and Independence Investment Associates, Inc.***

99.(e) Underwriting Contracts. Distribution Agreement between the Registrant and John Hancock Funds, Inc. dated January 30, 1995.*

99.(e).1 Amendment to Distribution Agreement between the Registrant and John Hancock Funds, Inc. dated December 11, 1995.***

99.(e).2 Distribution Plans between the Registrant and John Hancock Funds for John Hancock Core Growth Fund Classes A, B and C dated
                July 1, 1999.+

99.(e).3 Distribution Plans between the Registrant and John Hancock Funds for John Hancock Core Value Fund Classes A, B and C dated July 1, 1999.+

99.(f)          Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g)          Custodian Agreements.   Master Custodian Agreement between John
                Hancock Mutual Funds and Investors Bank and Trust Company. *

99.(g).1 Master Custodian Agreement between John Hancock Mutual Funds and State Street Bank and Trust Company.*

99.(g).2 Amendment to Master Custodian Agreement between Registrant on behalf of John Hancock Berkeley Global Bond Fund and John Hancock Berkeley Overseas Growth Fund and State Street Bank and Trust Company.*

99.(g).3 Amendment to Master Custodian Agreement between Registrant on behalf of John Hancock Berkeley Dividend Performers Fund, John Hancock Berkeley Bond Fund, John Hancock Berkeley Fundamental Value Fund, John Hancock Berkeley Sector Opportunity Fund, John Hancock Independence Diversified Core Equity Fund II, John Hancock Independence Value Fund, John Hancock Independence Growth Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Independence Balanced Fund and Investors Bank and Trust Company.*

99.(g).4 Amendment to Master Custodian Agreement between Registrant on behalf of John Hancock Small Capitalization Fund and Investors Bank and Trust Company.***

99.(g).5 Amended and Restated Master Custodian Agreement between John Hancock Mutual Funds for John Hancock International Equity Fund and State Street Bank and Trust Company dated
                March 9, 1999.*******

99.(g).6 Amended and Restated Master Custodian Agreement between John Hancock Mutual Funds for John Hancock Dividend Performers Fund, John Hancock Active Bond Fund, John Hancock Small Capitalization Growth Fund, John Hancock Independence Core Equity Fund II, John Hancock Independence Value Fund, John Hancock Independence Growth Fund, John Hancock Independence Medium Capitalization Fund and John Hancock Balanced Fund and Investors Bank and Trust Company dated March 9, 1999.*******

99.(h)          Other Material Contracts.   Transfer Agency  and Service
                Agreement between the Registrant and John Hancock Investor Services Corporation dated January 30, 1995.*

99.(h).1 Amendment to Transfer Agency and Service Agreement between the Registrant and John Hancock Investor Services Corporation dated December 11, 1995.***

99.(h).2 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.****

99.(i)          Legal Opinion.  Legal Opinion with respect to the
                Registrant.*******

99.(j)          Other Opinions.+

99.(k)          Omitted Financial Statements.  Not Applicable.

99.(l) Initial Capital Agreement Subscription agreement between Registrant and John Hancock Advisers, Inc. dated
                January 12, 1995.*

99.(m)          Rule 12b-1 Plans.  None

99.(n) Rule 18f-3 Plan. John Hancock Funds Class A, Class B, Class C and Class I Multiple Class Plan Pursuant to Rule 18f-3 for John Hancock Core Growth Fund and John Hancock Core Value Fund.+


* Previously filed electronically with post-effective amendment number 1 (file nos. 811-8852 and 33-86102) on September 8, 1995, accession number 0000950135-95-001879.

** Previously filed electronically with post-effective amendment number 2 (file nos. 811-8852 and 33-86102) on September 25, 1995, accession number 0000950135-95-001978.

*** Previously filed electronically with post-effective amendment number 4 (file nos. 811-8852 and 33-86102) on January 5, 1996, accession number 0000950135-96-000075.

**** Previously filed electronically with post-effective amendment number 5 (file nos. 811-8852 and 33-86102) on June 24, 1996, accession number 0001010521-96-000102.

***** Previously Filed electronically with post-effective amendment number 7 file nos. 811-8852 and 33-86102) on April 30, 1997, accession number 0001010521-97-000281.

****** Previously filed electronically with post-effective amendment number 8 file nos. 811-8852 and 33-86102 on April 29, 1998, accession number 0001010521-98-000241.

*******  Previously filed electronically with post-effective amendment number
         9 (file nos. 811-8852 and 33-86102) on April 27, 1999, accession number 0001010521-99-000192.

+        Filed herewith.